UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-00945
                                                     ---------

                               Virtus Equity Trust
               ---------------------------------------------------
               (Exact name of registrant as specified in charter)

                                101 Munson Street
                            Greenfield, MA 01301-9668
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Kevin J. Carr, Esq.
                  Vice President, Chief Legal Officer, Counsel
                        and Secretary for the Registrant
                                100 Pearl Street
                             Hartford, CT 06103-4506
               ---------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 243-1574
                                                           --------------

                        Date of fiscal year end: March 31
                                                 --------

                  Date of reporting period: September 30, 2009
                                            ------------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.



                                                               SEMIANNUAL REPORT

                               [GRAPHIC OMITTED]
                                     VIRTUS
                                  MUTUAL FUNDS

================================================================================

                           Virtus Growth & Income Fund
                            Virtus Mid-Cap Core Fund
                           Virtus Mid-Cap Growth Fund
                       Virtus Quality Large-Cap Value Fund
                          Virtus Quality Small-Cap Fund
                           Virtus Small-Cap Core Fund
                          Virtus Small-Cap Growth Fund
                    Virtus Small-Cap Sustainable Growth Fund
                          Virtus Strategic Growth Fund
                         Virtus Tactical Allocation Fund





================================================================================

TRUST NAME:              September 30, 2009   [GRAPHIC OMITTED]
VIRTUS EQUITY TRUST                           Eligible shareholders can sign up
                                              for eDelivery at Virtus.com

NOT FDIC INSURED          NO BANK GUARANTEE   MAY LOSE VALUE

                                TABLE OF CONTENTS

Message to Shareholders ..................................................     1
Key Investment Terms and Footnote Legend .................................     2
Disclosure of Fund Expenses ..............................................     4
Portfolio Holdings Summary Weightings ....................................     6
SCHEDULES OF INVESTMENTS
Virtus Growth & Income Fund ("Growth & Income Fund") .....................     8
Virtus Mid-Cap Core Fund ("Mid-Cap Core Fund") ...........................     9
Virtus Mid-Cap Growth Fund ("Mid-Cap Growth Fund") .......................    10
Virtus Quality Large-Cap Value Fund* ("Quality Large-Cap Value Fund,"
   formerly "Virtus Value Opportunities Fund") ...........................    11
Virtus Quality Small-Cap Fund ("Quality Small-Cap Fund") .................    12
Virtus Small-Cap Core Fund ("Small-Cap Core Fund") .......................    13
Virtus Small-Cap Growth Fund ("Small-Cap Growth Fund") ...................    14
Virtus Small-Cap Sustainable Growth Fund ("Small-Cap Sustainable Growth
   Fund") ................................................................    15
Virtus Strategic Growth Fund ("Strategic Growth Fund") ...................    16
Virtus Tactical Allocation Fund ("Tactical Allocation Fund") .............    17
Statements of Assets and Liabilities .....................................    22
Statements of Operations .................................................    24
Statements of Changes in Net Assets ......................................    26
Financial Highlights .....................................................    30
Notes to Financial Statements ............................................    42
Consideration of Advisory and Subadvisory Agreements by the Board of
   Trustees ..............................................................    53
Results of Shareholder Meetings ..........................................    55

*    Name change effective September 15, 2009.

PROXY VOTING PROCEDURES AND VOTING RECORD (FORM N-PX)

     The adviser and subadvisers vote proxies relating to portfolio securities in accordance with procedures that have been approved by the Trust's Board of Trustees. You may obtain a description of these procedures, along with information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, 2009, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission's website at http://www.sec.gov.

FORM N-Q INFORMATION

     The Trust files a complete schedule of portfolio holdings for each Fund with the Securities and Exchange Commission (the "SEC") for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC's website at http://www.sec.gov. Form N-Q may be reviewed and copied at the SEC's Public Reference Room. Information on the operation of the SEC's Public Reference Room can be obtained by calling toll-free 1-800-SEC-0330.

This report is not authorized for distribution to prospective investors in the funds of Virtus Equity Trust unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, each Fund's record and other pertinent information.

                             MESSAGE TO SHAREHOLDERS

Dear Fellow Shareholders of Virtus Mutual Funds:

Investors who were calmed by the positive news from the financial markets in the second quarter of 2009 may have had a reason to regain some of their enthusiasm during the third quarter. There were numerous signs pointing to an end to the recession: gross domestic product grew by an annualized 3.5 percent, matching its average growth rate of the last 80 years; a measure of stability appeared in the housing market; consumer confidence inched up; and better-than-expected profits and rosier outlooks were reported by many corporations.

The capital markets continued their recovery during the quarter, with most major stock market indices up by double digits for the quarter. The S&P 500(R) Index was up 15.6 percent in the quarter and in late September was at its highest level in nearly a year. The Dow Jones Industrial Average(SM) increased 15.8 percent in the third quarter, and as of September 30 had improved by 13.5 percent for the year. These figures are even more encouraging when compared with market lows in early March and the double-digit losses both indices recorded during the first quarter of the year. Bonds also participated in the third-quarter rally, with the Barclays Capital U.S. Aggregate Bond Index ahead by 3.74 percent and the Barclays Capital U.S. Municipal Bond Index up 7.12 percent.

Although the Federal Open Market Committee acknowledged that "economic activity has picked up following its severe downturn," these recent gains should not unleash any 1990s-style market "exuberance." The strength and timing of a full recovery is yet to be realized. Unemployment rates that probably have not peaked remain a drag on consumer spending, and with an expected slowdown of the government's monetary and fiscal stimulus, some economists speculate that the growth from the second and third quarter may not be sustainable into next year.

These factors suggest this is an important time to rely on the experience of your personal financial adviser and the investment professionals who manage your assets in the Virtus Mutual Funds. We encourage you to meet with your adviser to review your portfolio and, when appropriate, adjust it to fit your current investment objectives and your tolerance for risk.

Our wide range of equity, fixed income, and alternative investments allow you to allocate your assets and design a portfolio tailored to your individual needs. Information about your investments is always available on our website, www.virtus.com, and from our customer service staff at 1-800-243-1574. While there are no guarantees in the world of investing, I can assure you that we will do our very best to meet your expectations.

On behalf of the entire team at Virtus Investment Partners, I thank you for entrusting your financial assets to us.

Sincerely,


/s/ George R. Aylward

George R. Aylward
President, Virtus Mutual Funds

NOVEMBER 1, 2009

WHENEVER YOU HAVE QUESTIONS ABOUT YOUR ACCOUNT OR REQUIRE ADDITIONAL INFORMATION, PLEASE VISIT US AT www.virtus.com OR CALL OUR SHAREOWNER SERVICES GROUP, TOLL FREE, AT 1-800-243-1574.

PERFORMANCE DATA QUOTED REPRESENTS PAST RESULTS. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN PERFORMANCE SHOWN ABOVE.

                    KEY INVESTMENT TERMS AND FOOTNOTE LEGEND

KEY INVESTMENT TERMS

ADR (AMERICAN DEPOSITARY RECEIPT)

Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a U.S. bank or trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.

ETF (EXCHANGE-TRADED FUNDS)

Portfolios of stocks or bonds that track a specific market index.

FHLMC

Federal Home Loan Mortgage Corporation ("Freddie Mac").

FNMA

Federal National Mortgage Association ("Fannie Mae").

GNMA

Government National Mortgage Association ("Ginnie Mae").

SPONSORED ADR (AMERICAN DEPOSITARY RECEIPT)

An ADR which is issued with the cooperation of the company whose stock will underlie the ADR. Sponsored ADRs generally carry the same rights normally given to stockholders, such as voting rights. ADRs must be sponsored to be able to trade on a major U.S. exchange such as the NYSE.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

Securities purchased on a when-issued or forward commitment basis are also known as delayed delivery transactions. Delayed delivery transactions involve a commitment by a Fund to purchase or sell a security at a future date, ordinarily up to 90 days later. When-issued or forward commitments enable a Fund to lock in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates.

FOOTNOTE LEGEND

(1) Federal Income Tax Information: For tax information at September 30, 2009, see the Federal Income Tax Information Note 9 in the Notes to Financial Statements.

(2)  Non-income producing.

(3) Variable or step coupon security; interest rate shown reflects the rate currently in effect.

(4) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2009 for the Tactical Allocation Fund, these securities amounted to a value of $5,590 or 2.8% of net assets.

(5)  Amount is less than $500.

                         THIS PAGE INTENTIONALLY BLANK.

                               VIRTUS EQUITY TRUST
                     DISCLOSURE OF FUND EXPENSES (UNAUDITED)
         FOR THE SIX-MONTH PERIOD OF APRIL 1, 2009 TO SEPTEMBER 30, 2009

     We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of a Virtus Equity Trust Fund (the "Fund") you may incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class B and Class C shares; and (2) ongoing costs, including investment advisory fees; distribution and service fees; and other expenses. Class I shares are sold without a sales charge and do not incur distribution and service fees. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period. The following Expense Table illustrates your Fund's costs in two ways.

ACTUAL EXPENSES

     The first section of the accompanying table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     The second section of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

     Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second section of the accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if those transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

EXPENSE TABLE

                           Beginning           Ending         Annualized   Expenses Paid
                         Account Value      Account Value       Expense        During
                         April 1, 2009   September 30, 2009      Ratio        Period*
                         -------------   ------------------   ----------   -------------
GROWTH & INCOME FUND++
ACTUAL
Class A                    $1,000.00          $1,350.20          1.02%         $ 6.01
Class B                     1,000.00           1,344.40          1.78           10.46
Class C                     1,000.00           1,345.30          1.77           10.41
Class I                     1,000.00           1,352.30          0.83            4.89
HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class A                     1,000.00           1,019.89          1.02            5.18
Class B                     1,000.00           1,016.03          1.78            9.04
Class C                     1,000.00           1,016.08          1.77            8.99
Class I                     1,000.00           1,020.86          0.83            4.21
MID-CAP CORE FUND
ACTUAL+
Class A                    $1,000.00          $1,130.00          1.35%         $ 3.90
Class C                     1,000.00           1,127.00          2.10            6.06
Class I                     1,000.00           1,130.00          1.10            3.18
HYPOTHETICAL (5% RETURN BEFORE EXPENSES SINCE INCEPTION)+
Class A                     1,000.00           1,009.87          1.35            3.69
Class C                     1,000.00           1,007.83          2.10            5.73
Class I                     1,000.00           1,010.56          1.10            3.00
HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class A                     1,000.00           1,018.22          1.35            6.85
Class C                     1,000.00           1,014.41          2.10           10.66
Class I                     1,000.00           1,019.48          1.10            5.58
MID-CAP GROWTH FUND
ACTUAL
Class A                    $1,000.00          $1,421.30          1.45%         $ 8.80
Class B                     1,000.00           1,416.80          2.20           13.33
Class C                     1,000.00           1,416.80          2.20           13.33
Class I                     1,000.00           1,422.80          1.20            7.29
HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class A                     1,000.00           1,017.71          1.45            7.36
Class B                     1,000.00           1,013.90          2.20           11.17
Class C                     1,000.00           1,013.90          2.20           11.17
Class I                     1,000.00           1,018.98          1.20            6.09
QUALITY LARGE-CAP VALUE FUND
ACTUAL
Class A                    $1,000.00          $1,333.10          1.35%         $ 7.90
Class C                     1,000.00           1,327.70          2.10           12.25
Class I                     1,000.00           1,334.70          1.10            6.44
HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class A                     1,000.00           1,018.22          1.35            6.85
Class C                     1,000.00           1,014.41          2.10           10.66
Class I                     1,000.00           1,019.49          1.10            5.58
QUALITY SMALL-CAP FUND
ACTUAL
Class A                    $1,000.00          $1,422.10          1.55%         $ 9.41
Class C                     1,000.00           1,417.60          2.30           13.94
Class I                     1,000.00           1,423.80          1.30            7.90
HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class A                     1,000.00           1,017.20          1.55            7.87
Class C                     1,000.00           1,013.39          2.30           11.68
Class I                     1,000.00           1,018.47          1.30            6.60

                               VIRTUS EQUITY TRUST
               DISCLOSURE OF FUND EXPENSES (UNAUDITED) (CONTINUED)
         FOR THE SIX-MONTH PERIOD OF APRIL 1, 2009 TO SEPTEMBER 30, 2009

EXPENSE TABLE

                           Beginning           Ending         Annualized   Expenses Paid
                         Account Value      Account Value       Expense        During
                         April 1, 2009   September 30, 2009      Ratio        Period*
                         -------------   ------------------   ----------   -------------
SMALL-CAP CORE FUND
ACTUAL
Class A                    $1,000.00          $1,419.90          1.67%         $10.13
Class B                     1,000.00           1,415.10          2.42           14.65
Class C                     1,000.00           1,415.70          2.42           14.66
Class I                     1,000.00           1,422.60          1.41            8.62
HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class A                     1,000.00           1,016.59          1.67            8.48
Class B                     1,000.00           1,012.78          2.42           12.29
Class C                     1,000.00           1,012.78          2.42           12.29
Class I                     1,000.00           1,017.86          1.41            7.21
SMALL-CAP GROWTH FUND
ACTUAL
Class A                    $1,000.00          $1,402.20          1.67%         $10.06
Class B                     1,000.00           1,397.30          2.42           14.54
Class C                     1,000.00           1,396.90          2.42           14.54
HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class A                     1,000.00           1,016.59          1.67            8.48
Class B                     1,000.00           1,012.78          2.42           12.29
Class C                     1,000.00           1,012.78          2.42           12.29
SMALL-CAP SUSTAINABLE GROWTH FUND
ACTUAL
Class A                    $1,000.00          $1,404.80          1.65%         $ 9.95
Class C                     1,000.00           1,401.00          2.40           14.51
Class I                     1,000.00           1,407.80          1.40            8.45
HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class A                     1,000.00           1,016.69          1.65            8.38
Class C                     1,000.00           1,012.84          2.40           12.23
Class I                     1,000.00           1,017.96          1.40            7.11
STRATEGIC GROWTH FUND
ACTUAL
Class A                    $1,000.00          $1,325.30          1.50%         $ 8.74
Class B                     1,000.00           1,320.30          2.25           13.09
Class C                     1,000.00           1,322.30          2.24           13.04
Class I                     1,000.00           1,326.50          1.26            7.35
HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class A                     1,000.00           1,017.46          1.50            7.61
Class B                     1,000.00           1,013.65          2.25           11.42
Class C                     1,000.00           1,013.70          2.24           11.37
Class I                     1,000.00           1,018.67          1.26            6.40
TACTICAL ALLOCATION FUND#
ACTUAL
Class A                    $1,000.00          $1,239.10          1.38%         $ 7.75
Class B                     1,000.00           1,233.90          2.13           11.93
Class C                     1,000.00           1,235.20          2.13           11.94
HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class A                     1,000.00           1,018.06          1.38            7.01
Class B                     1,000.00           1,014.26          2.13           10.81
Class C                     1,000.00           1,014.26          2.13           10.81

     The Funds may invest in other funds, and the annualized expense ratios noted above do not reflect fees and expenses associated with the underlying funds. If such expenses and fees had been included, the expenses would have been higher.

+ Inception date is June 22, 2009. Expenses are equal to the relevant Fund's annualized expense ratio, which includes waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (99) expenses were accrued in the most recent fiscal half-year, then divided by 365 days to reflect the period since inception.

* Expenses are equal to the relevant Fund's annualized expense ratio, which includes waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days
     (183) expenses were accrued in the most recent fiscal half-year, then divided by 365 days to reflect the period since inception.

++ If net reimbursed extraordinary expenses from prior years and additional current year extraordinary expenses were excluded, the actual expenses paid and the hypothetical expenses would be as follows:

                            ACTUAL
                           EXPENSES   HYPOTHETICAL
                             PAID       EXPENSES
                           --------   ------------
Growth & Income Fund
   Class A                  $ 7.36       $ 6.35
   Class B                   11.75        10.15
   Class C                   11.79        10.15
   Class I                    5.90         5.08

# If extraordinary expenses were excluded, actual expenses paid and the hypothetical expenses would be as follows:

                            ACTUAL
                           EXPENSES   HYPOTHETICAL
                             PAID       EXPENSES
                           --------   ------------
Tactical Allocation Fund
   Class A                  $ 7.58       $ 6.85
   Class B                   11.76        10.66
   Class C                   11.77        10.66

You can find more information about the Funds' expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to the prospectus.

                               VIRTUS EQUITY TRUST
                      PORTFOLIO HOLDINGS SUMMARY WEIGHTINGS
                         SEPTEMBER 30, 2009 (UNAUDITED)

For each Fund, the following tables present asset allocations within certain sectors as a percentage of total investments as of September 30, 2009.

                              GROWTH & INCOME FUND

Information Technology                     18%
Energy                                     13
Health Care                                13
Industrials                                12
Consumer Staples                           11
Financials                                  9
Materials                                   8
Other (includes short-term investments)    16
                                          ---
                                          100%
                                          ===

                                MID-CAP CORE FUND

Industrials                                25%
Information Technology                     17
Health Care                                15
Consumer Staples                           11
Financials                                 11
Consumer Discretionary                      9
Utilities                                   5
Other (includes short-term investments)     7
                                          ---
                                          100%
                                          ===

                               MID-CAP GROWTH FUND

Information Technology                     25%
Industrials                                19
Consumer Discretionary                     16
Health Care                                15
Energy                                      5
Materials                                   4
Utilities                                   4
Other (includes short-term investments)    12
                                          ---
                                          100%
                                          ===

                          QUALITY LARGE-CAP VALUE FUND

Financials                                 22%
Consumer Staples                           15
Energy                                     13
Information Technology                     12
Industrials                                11
Consumer Discretionary                     10
Health Care                                 8
Other (includes short-term investments)     9
                                          ---
                                          100%
                                          ===

                             QUALITY SMALL-CAP FUND

Industrials                                27%
Financials                                 20
Energy                                     10
Health Care                                10
Consumer Discretionary                      9
Information Technology                      9
Consumer Staples                            7
Other (includes short-term investments)     8
                                          ---
                                          100%
                                          ===

                               SMALL-CAP CORE FUND

Industrials                                25%
Information Technology                     23
Health Care                                15
Financials                                 12
Consumer Discretionary                      9
Energy                                      4
Materials                                   4
Other (includes short-term investments)     8
                                          ---
                                          100%
                                          ===

                              SMALL-CAP GROWTH FUND

Information Technology                     31%
Health Care                                21
Industrials                                15
Consumer Discretionary                     12
Energy                                      7
Financials                                  5
Consumer Staples                            3
Other (includes short-term investments)     6
                                          ---
                                          100%
                                          ===

                        SMALL-CAP SUSTAINABLE GROWTH FUND

Information Technology                     31%
Health Care                                19
Industrials                                14
Consumer Discretionary                     12
Energy                                      7
Consumer Staples                            4
Financials                                  3
Other (includes short-term investments)    10
                                          ---
                                          100%
                                          ===

                               VIRTUS EQUITY TRUST
                PORTFOLIO HOLDINGS SUMMARY WEIGHTINGS (CONTINUED)
                         SEPTEMBER 30, 2009 (UNAUDITED)

                              STRATEGIC GROWTH FUND

Information Technology                     36%
Health Care                                13
Consumer Staples                           12
Consumer Discretionary                     10
Industrials                                 9
Energy                                      7
Materials                                   6
Other (includes short-term investments)     7
                                          ---
                                          100%
                                          ===

                            TACTICAL ALLOCATION FUND

Common Stocks                                    48%
   Information Technology                   9%
   Energy                                   6
   Health Care                              6
   Industrials                              6
   All other sectors in common stock       21
Mortgage-Backed Securities                       20
Corporate Bonds                                  18
U.S. Government Securities                       10
Other (includes short-term investments)           4
                                                ---
                                                100%
                                                ===

                           VIRTUS GROWTH & INCOME FUND
                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2009 (UNAUDITED)

($ reported in thousands)

                                                    SHARES            VALUE
                                               ---------------   ---------------
COMMON STOCKS--95.5%
CONSUMER DISCRETIONARY--6.8%
McDonald's Corp.                                        55,000   $         3,139
NIKE, Inc. Class B                                      54,000             3,494
Under Armour, Inc.(2)                                  111,000             3,089
                                                                 ---------------
                                                                           9,722
                                                                 ---------------
CONSUMER STAPLES--11.1%
Altria Group, Inc.                                     179,000             3,188
Bunge Ltd.                                              50,600             3,168
Costco Wholesale Corp.                                  56,000             3,162
PepsiCo, Inc.                                           54,000             3,167
Philip Morris International, Inc.                       66,000             3,217
                                                                 ---------------
                                                                          15,902
                                                                 ---------------
ENERGY--12.7%
ConocoPhillips                                          73,800             3,333
Halliburton Co.                                        116,000             3,146
Massey Energy Co.                                       74,000             2,064
Occidental Petroleum Corp.                              40,000             3,136
Petroleo Brasileiro SA ADR                              76,000             3,488
Valero Energy Corp.                                    158,000             3,064
                                                                 ---------------
                                                                          18,231
                                                                 ---------------
FINANCIALS--7.0%
Allstate Corp. (The)                                    61,000             1,868
Goldman Sachs Group, Inc.
   (The)                                                17,000             3,134
Hudson City Bancorp, Inc.                              235,100             3,091
Reinsurance Group of America, Inc.                      42,000             1,873
                                                                 ---------------
                                                                           9,966
                                                                 ---------------
HEALTH CARE--13.2%
Biogen Idec, Inc.(2)                                    62,000             3,132
Gilead Sciences, Inc.(2)                                72,000             3,354
Johnson & Johnson                                       55,800             3,398
Merck & Co., Inc.                                       74,000             2,340
Shire plc ADR                                            7,430               388
St. Jude Medical, Inc.(2)                               80,000             3,121
UnitedHealth Group, Inc.                               128,700             3,223
                                                                 ---------------
                                                                          18,956
                                                                 ---------------

                                                    SHARES            VALUE
                                               ---------------   ---------------
INDUSTRIALS--12.2%
Boeing Co. (The)                                        59,000   $         3,195
Caterpillar, Inc.                                       36,000             1,848
Continental Airlines, Inc.(2)                          188,000             3,091
Foster Wheeler AG(2)                                    98,000             3,127
L-3 Communications Holdings, Inc.                       39,000             3,132
Union Pacific Corp.                                     52,000             3,034
                                                                 ---------------
                                                                          17,427
                                                                 ---------------
INFORMATION TECHNOLOGY--17.9%
Cisco Systems, Inc.(2)                                 134,000             3,154
Corning, Inc.                                          226,100             3,462
Hewlett-Packard Co.                                     66,000             3,116
International Business Machines Corp.                   27,000             3,229
Microsoft Corp.                                        122,000             3,159
Nokia Oyj Sponsored ADR                                207,000             3,026
QUALCOMM, Inc.                                          74,400             3,347
Research In Motion Ltd.(2)                              47,000             3,175
                                                                 ---------------
                                                                          25,668
                                                                 ---------------
MATERIALS--7.9%
Alcoa, Inc.                                            141,000             1,850
Freeport-McMoRan Copper & Gold, Inc.(2)                 46,000             3,156
Nucor Corp.                                             67,000             3,150
Potash Corp. of Saskatchewan, Inc.                      35,000             3,162
                                                                 ---------------
                                                                          11,318
                                                                 ---------------
TELECOMMUNICATION SERVICES--4.5%
AT&T, Inc.                                             115,000             3,106
Verizon Communications, Inc.                           109,000             3,300
                                                                 ---------------
                                                                           6,406
                                                                 ---------------
UTILITIES--2.2%
Exelon Corp.                                            63,000             3,126
                                                                 ---------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $104,260)                                               136,722
                                                                 ---------------

                                                    SHARES            VALUE
                                               ---------------   ---------------
EXCHANGE-TRADED FUNDS--3.9%
PowerShares Deutsche
   Bank Agriculture Fund(2)                            126,000   $         3,208
ProShares Ultrashort S&P 500(R)                         58,000             2,345
                                                                 ---------------
TOTAL EXCHANGE-TRADED FUNDS
(IDENTIFIED COST $5,761)                                                   5,553
                                                                 ---------------
TOTAL LONG-TERM INVESTMENTS--99.4%
(IDENTIFIED COST $110,021)                                               142,275
                                                                 ---------------
SHORT-TERM INVESTMENTS--1.0%
MONEY MARKET MUTUAL FUNDS--1.0%
State Street Institutional Liquid
   Reserves Fund - Institutional Shares
   (seven-day effective yield 0.260%)                1,472,936             1,473
                                                                 ---------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $1,473)                                                   1,473
                                                                 ---------------
TOTAL INVESTMENTS--100.4%
(IDENTIFIED COST $111,494)                                               143,748(1)
Other assets and liabilities, net--(0.4)%                                   (554)
                                                                 ---------------
NET ASSETS--100.0%                                               $       143,194
                                                                 ===============

COUNTRY WEIGHTINGS as of September 30, 2009+
--------------------------------------------
United States                                                           84%
Canada                                                                   5
Bermuda                                                                  4
Brazil                                                                   3
Finland                                                                  2
Switzerland                                                              2
                                                                       ---
Total                                                                  100%
                                                                       ---

+    % of total investments as of September 30, 2009

The following table provides a summary of inputs used to value the Fund's net assets as of September 30, 2009 (see Security Valuation Note 2A in the Notes to Financial Statements):

                                                Total Value at
                                                September 30,       Level 1 -
                                                     2009         Quoted Prices
                                               ---------------   ---------------
INVESTMENT IN SECURITIES:
Equity Securities:
   Common Stocks                               $       136,722   $       136,722
   Exchange-Traded Funds                                 5,553             5,553
   Short-Term Investments                                1,473             1,473
                                               ---------------   ---------------
Total Investments                              $       143,748   $       143,748
                                               ===============   ===============

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

  Security abbreviation definitions and footnote explanations are located under the Key Investment Terms and Footnote Legend on page 2.

                        See Notes to Financial Statements

                            VIRTUS MID-CAP CORE FUND
                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2009 (UNAUDITED)

($ reported in thousands)

                                                    SHARES            VALUE
                                               ---------------   ---------------
COMMON STOCKS--97.4%
CONSUMER DISCRETIONARY--9.4%
Choice Hotels International, Inc.                          410   $            13
ITT Educational Services, Inc.(2)                           65                 7
John Wiley & Sons, Inc.
   Class A                                                 410                14
                                                                 ---------------
                                                                              34
                                                                 ---------------
CONSUMER STAPLES--10.7%
Brown-Forman Corp.
   Class B                                                 220                10
Church & Dwight Co., Inc.                                  170                10
McCormick & Co., Inc.                                      235                 8
SYSCO Corp.                                                430                11
                                                                 ---------------
                                                                              39
                                                                 ---------------
FINANCIALS--10.7%
Brown & Brown, Inc.                                        575                11
Federated Investors, Inc.
   Class B                                                 535                14
Realty Income Corp.                                        570                14
                                                                 ---------------
                                                                              39
                                                                 ---------------
HEALTH CARE--15.6%
Bard (C.R.), Inc.                                          210                16
DENTSPLY International, Inc.                               400                14
Teleflex, Inc.                                             160                 8
Waters Corp.(2)                                            340                19
                                                                 ---------------
                                                                              57
                                                                 ---------------

                                                    SHARES            VALUE
                                               ---------------   ---------------
INDUSTRIALS--25.5%
Copart, Inc.(2)                                            295   $            10
Equifax, Inc.                                              630                18
Expeditors International of Washington, Inc.               220                 8
Graco, Inc.                                                550                15
Jacobs Engineering Group, Inc.(2)                          325                15
Robinson (C.H.) Worldwide, Inc.                            140                 8
Rockwell Collins, Inc.                                     370                19
                                                                 ---------------
                                                                              93
                                                                 ---------------
INFORMATION TECHNOLOGY--16.7%
Adobe Systems, Inc.(2)                                     485                16
Dolby Laboratories, Inc.
   Class A(2)                                              270                10
Intuit, Inc.(2)                                            560                16
Lender Processing Services, Inc.                           210                 8
Microchip Technology, Inc.                                 400                11
                                                                 ---------------
                                                                              61
                                                                 ---------------
MATERIALS--4.2%
Sigma-Aldrich Corp.                                        285                16
UTILITIES--4.6%
EQT Corp.                                                  395                17
                                                                 ---------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $320)                                                       356
                                                                 ---------------
TOTAL LONG-TERM INVESTMENTS--97.4%
(IDENTIFIED COST $320)                                                       356
                                                                 ---------------


                                                    SHARES            VALUE
                                               ---------------   ---------------
SHORT-TERM INVESTMENTS--2.7%
MONEY MARKET MUTUAL FUNDS--2.7%
State Street Institutional Liquid
   Reserves Fund - Institutional Shares
   (seven-day effective yield 0.260%)                    9,814   $            10
                                                                 ---------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $10)                                                         10
                                                                 ---------------
TOTAL INVESTMENTS--100.1%
(IDENTIFIED COST $330)                                                       366(1)
Other assets and liabilities, net--(0.1)%                                     (0)(5)
                                                                 ---------------
NET ASSETS--100.0%                                               $           366
                                                                 ===============

The following table provides a summary of inputs used to value the Fund's net assets as of September 30, 2009 (see Security Valuation Note 2A in the Notes to Financial Statements):

                                                Total Value at
                                                September 30,       Level 1 -
                                                     2009         Quoted Prices
                                               ---------------   ---------------
INVESTMENT IN SECURITIES:
Equity Securities:
   Common Stocks                               $           356   $           356
   Short-Term Investments                                   10                10
                                               ---------------   ---------------
Total Investments                              $           366   $           366
                                               ===============   ===============

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

  Security abbreviation definitions and footnote explanations are located under the Key Investment Terms and Footnote Legend on page 2.

                        See Notes to Financial Statements

                           VIRTUS MID-CAP GROWTH FUND
                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2009 (UNAUDITED)

($ reported in thousands)

                                                    SHARES            VALUE
                                               ---------------   ---------------
COMMON STOCKS--99.3%
CONSUMER DISCRETIONARY--16.0%
Advance Auto Parts, Inc.                                39,700   $         1,560
Darden Restaurants, Inc.                                18,500               631
DISH Network Corp.
   Class A(2)                                           85,100             1,639
Gap, Inc. (The)                                         79,300             1,697
H&R Block, Inc.                                         50,500               928
Liberty Global, Inc.
   Class A(2)                                           30,600               691
Limited Brands, Inc.                                    44,200               751
Penn National Gaming, Inc.(2)                           40,000             1,106
Penske Auto Group, Inc.                                 89,900             1,724
Ross Stores, Inc.                                       30,100             1,438
TJX Cos., Inc. (The)                                    14,460               537
TRW Automotive Holdings Corp.(2)                        37,600               630
                                                                 ---------------
                                                                          13,332
                                                                 ---------------
CONSUMER STAPLES--3.7%
Coca-Cola Enterprises, Inc.                             66,000             1,413
Dean Foods Co.(2)                                       96,300             1,713
                                                                 ---------------
                                                                           3,126
                                                                 ---------------
ENERGY--5.0%
Dresser-Rand Group, Inc.(2)                             30,600               951
Encore Acquisition Co.(2)                               39,000             1,458
ENSCO International, Inc.                                8,900               379
Oceaneering International, Inc.(2)                      10,500               596
Walter Energy, Inc.                                     13,100               787
                                                                 ---------------
                                                                           4,171
                                                                 ---------------
FINANCIALS--4.2%
AmeriCredit Corp.(2)                                    45,900               725
Aspen Insurance Holdings Ltd.                           33,300               881
Jefferies Group, Inc.(2)                                33,000               899
TD Ameritrade Holding Corp.(2)                          52,400             1,028
                                                                 ---------------
                                                                           3,533
                                                                 ---------------
HEALTH CARE--14.6%
Beckman Coulter, Inc.                                    5,500               379
Biogen Idec, Inc.(2)                                    12,500               632
CIGNA Corp.                                             25,000               702
Coventry Health Care, Inc.(2)                           29,600               591
Forest Laboratories, Inc.(2)                            15,400               453
Hologic, Inc.(2)                                        44,600               729
Humana, Inc.(2)                                          7,490               279
Kinetic Concepts, Inc.(2)                               50,700             1,875
Millipore Corp.(2)                                       9,500               668
Quest Diagnostics, Inc.                                 26,900             1,404
Universal Health Services, Inc.
   Class B                                              30,900             1,914
Valeant Pharmaceuticals International(2)                50,200             1,409
Watson Pharmaceuticals, Inc.(2)                         31,400             1,150
                                                                 ---------------
                                                                          12,185
                                                                 ---------------

                                                    SHARES            VALUE
                                               ---------------   ---------------
INDUSTRIALS--19.2%
Brink's Co. (The)                                       22,700   $           611
Carlisle Cos., Inc.                                     54,300             1,841
Con-way, Inc.                                           12,700               487
Crown Holdings, Inc.(2)                                 71,600             1,947
Dover Corp.                                             32,600             1,264
General Cable Corp.(2)                                  44,800             1,754
Goodrich Corp.                                          20,000             1,087
Harsco Corp.                                            32,220             1,141
Manpower, Inc.                                          37,900             2,149
Navistar International Corp.(2)                         17,800               666
Northrop Grumman Corp.                                  14,300               740
Thomas & Betts Corp.(2)                                 37,500             1,128
WESCO International, Inc.(2)                            43,900             1,264
                                                                 ---------------
                                                                          16,079
                                                                 ---------------
INFORMATION TECHNOLOGY--24.8%
Affiliated Computer Services,Inc.
   Class A(2)                                           33,900             1,836
Arrow Electronics, Inc.(2)                              35,700             1,005
Avnet, Inc.(2)                                          73,400             1,906
CommScope, Inc.(2)                                      29,600               886
Compuware Corp.(2)                                      60,000               440
Cypress Semiconductor Corp.(2)                         162,400             1,678
F5 Networks, Inc.(2)                                    15,400               610
Fidelity National Information Services, Inc.            27,600               704
Fiserv, Inc.(2)                                         37,600             1,812
LG Display Co. Ltd. ADR                                 58,800               843
Marvell Technology Group Ltd.(2)                        34,500               559
ON Semiconductor Corp.(2)                               68,000               561
QLogic Corp.(2)                                         47,800               822
Red Hat, Inc.(2)                                        36,300             1,003
Silicon Laboratories, Inc.(2)                           12,000               556
Sybase, Inc.(2)                                         21,300               829
Symantec Corp.(2)                                      115,700             1,906
Teradata Corp.(2)                                       39,900             1,098
Western Digital Corp.(2)                                45,100             1,647
                                                                 ---------------
                                                                          20,701
                                                                 ---------------
MATERIALS--4.3%
Cliffs Natural Resources, Inc.                          13,400               434
Nalco Holding Co.                                       99,600             2,041
Pactiv Corp.(2)                                         19,500               508
Terra Industries, Inc.                                  17,400               603
                                                                 ---------------
                                                                           3,586
                                                                 ---------------
TELECOMMUNICATION SERVICES--3.2%
NII Holdings, Inc.(2)                                   23,900               717
Telephone & Data Systems, Inc.                          37,800             1,172
tw telecom, Inc.(2)                                     54,800               737
                                                                 ---------------
                                                                           2,626
                                                                 ---------------

                                                    SHARES            VALUE
                                               ---------------   ---------------
UTILITIES--4.3%
AES Corp. (The)(2)                                     131,200   $         1,944
Energen Corp.                                           17,500               754
UGI Corp.                                               36,900               925
                                                                           3,623
                                                                 ---------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $75,047)                                                 82,962
                                                                 ---------------
TOTAL LONG-TERM INVESTMENTS--99.3%
(IDENTIFIED COST $75,047)                                                 82,962
                                                                 ---------------
SHORT-TERM INVESTMENTS--0.9%
MONEY MARKET MUTUAL FUNDS--0.9%
State Street Institutional Liquid
   Reserves Fund - Institutional
   Shares (seven-day effective
   yield 0.260%)                                       782,790               783
                                                                 ---------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $783)                                                       783
                                                                 ---------------
TOTAL INVESTMENTS--100.2%
(IDENTIFIED COST $75,830)                                                 83,745(1)
Other assets and liabilities, net--(0.2)%                                   (156)
                                                                 ---------------
NET ASSETS--100.0%                                               $        83,589
                                                                 ===============

The following table provides a summary of inputs used to value the Fund's net assets as of September 30, 2009 (see Security Valuation Note 2A in the Notes to Financial Statements):

                                                Total Value at
                                                September 30,       Level 1 -
                                                     2009         Quoted Prices
                                               ---------------   ---------------
INVESTMENT IN SECURITIES:
Equity Securities:
   Common Stocks                               $        82,962   $        82,962
   Short-Term Investments                                  783               783
                                               ---------------   ---------------
Total Investments                              $        83,745   $        83,745
                                               ===============   ===============

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

  Security abbreviation definitions and footnote explanations are located under the Key Investment Terms and Footnote Legend on page 2.

                        See Notes to Financial Statements

                       VIRTUS QUALITY LARGE-CAP VALUE FUND
                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2009 (UNAUDITED)

($ reported in thousands)

                                                    SHARES            VALUE
                                               ---------------   ---------------
COMMON STOCKS--98.7%
CONSUMER DISCRETIONARY--10.0%
Genuine Parts Co.                                       40,900   $         1,557
TJX Cos., Inc. (The)                                    47,000             1,746
VF Corp.                                                16,800             1,217
                                                                 ---------------
                                                                           4,520
                                                                 ---------------
CONSUMER STAPLES--14.6%
Clorox Co. (The)                                        23,100             1,359
Coca-Cola Co. (The)                                     38,600             2,073
H.J. Heinz Co.                                          29,200             1,160
Kimberly-Clark Corp.                                    19,500             1,150
SYSCO Corp.                                             35,700               887
                                                                 ---------------
                                                                           6,629
                                                                 ---------------
ENERGY--13.1%
Apache Corp.                                            16,300             1,497
BP plc Sponsored ADR                                    37,000             1,970
Exxon Mobil Corp.                                       15,000             1,029
Schlumberger Ltd.                                       23,900             1,424
                                                                 ---------------
                                                                           5,920
                                                                 ---------------
FINANCIALS--21.9%
Bank of New York Mellon Corp. (The)                     61,900             1,795
Franklin Resources, Inc.                                13,900             1,398
JPMorgan Chase & Co.                                    50,800             2,226
PNC Financial Services Group, Inc.                      53,900             2,619
Travelers Cos., Inc. (The)                              38,500             1,895
                                                                 ---------------
                                                                           9,933
                                                                 ---------------

                                                    SHARES            VALUE
                                               ---------------   ---------------
HEALTH CARE--8.1%
Alcon, Inc.                                             16,700   $         2,316
Johnson & Johnson                                       21,900             1,333
                                                                 ---------------
                                                                           3,649
                                                                 ---------------
INDUSTRIALS--11.2%
3M Co.                                                  29,500             2,177
Honeywell International, Inc.                           45,900             1,705
Union Pacific Corp.                                     20,300             1,185
                                                                 ---------------
                                                                           5,067
                                                                 ---------------
INFORMATION TECHNOLOGY--12.5%
Microchip Technology, Inc.                              40,800             1,081
Microsoft Corp.                                         79,700             2,064
Paychex, Inc.                                           47,400             1,377
Western Union Co. (The)                                 60,000             1,135
                                                                 ---------------
                                                                           5,657
                                                                 ---------------
MATERIALS--2.1%
Barrick Gold Corp.                                      24,900               944
                                                                 ---------------
TELECOMMUNICATION SERVICES--2.3%
AT&T, Inc.                                              38,200             1,032
                                                                 ---------------
UTILITIES--2.9%
AGL Resources, Inc.                                     37,400             1,319
                                                                 ---------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $42,806)                                                 44,670
                                                                 ---------------
TOTAL LONG-TERM INVESTMENTS--98.7%
(IDENTIFIED COST $42,806)                                                 44,670
                                                                 ---------------

                                                    SHARES            VALUE
                                               ---------------   ---------------
SHORT-TERM INVESTMENTS--1.4%
MONEY MARKET MUTUAL FUNDS--1.4%
State Street Institutional Liquid Reserves
   Fund - Institutional Shares (seven-day
   effective yield 0.260%)                             613,962   $           614
                                                                 ---------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $614)                                                       614
                                                                 ---------------
TOTAL INVESTMENTS--100.1%
(IDENTIFIED COST $43,420)                                                 45,284(1)
Other assets and liabilities, net--(0.1)%                                    (47)
                                                                 ---------------
NET ASSETS--100.0%                                               $        45,237
                                                                 ===============

COUNTRY WEIGHTINGS as of September 30, 2009+

United States     91%
United Kingdom     4
Netherlands        3
Canada             2
                 ---
Total            100%
                 ---

+    % of total investments as of September 30, 2009

The following table provides a summary of inputs used to value the Fund's net assets as of September 30, 2009 (see Security Valuation Note 2A in the Notes to Financial Statements):

                              Total Value at       Level 1 -
                            September 30, 2009   Quoted Prices
                            ------------------   -------------
INVESTMENT IN SECURITIES:
Equity Securities:
   Common Stocks                  $44,670           $44,670
   Short-Term Investments             614               614
                                  -------           -------
Total Investments                 $45,284           $45,284
                                  -------           -------

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

  Security abbreviation definitions and footnote explanations are located under the Key Investment Terms and Footnote Legend on page 2.

                        See Notes to Financial Statements

                         VIRTUS QUALITY SMALL-CAP FUND
                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2009 (UNAUDITED)

($ reported in thousands)

                                                    SHARES            VALUE
                                               ---------------   ---------------
COMMON STOCKS--94.3%
CONSUMER DISCRETIONARY--9.5%
Cherokee, Inc.                                          75,900   $         1,819
Matthews International Corp. Class A                    92,900             3,287
Tempur-Pedic International, Inc.(2)                    158,000             2,993
                                                                 ---------------
                                                                           8,099
                                                                 ---------------
CONSUMER STAPLES--7.4%
Chattem, Inc.(2)                                        50,900             3,380
WD-40 Co.                                              103,500             2,940
                                                                 ---------------
                                                                           6,320
                                                                 ---------------
ENERGY--9.8%
CARBO Ceramics, Inc.                                    83,500             4,304
World Fuel Services Corp.                               84,000             4,038
                                                                 ---------------
                                                                           8,342
                                                                 ---------------
FINANCIALS--19.9%
Ares Capital Corp.                                     377,066             4,155
Entertainment Properties Trust                         115,300             3,936
Federated Investors, Inc. Class B                      131,600             3,470
Financial Federal Corp.                                 90,500             2,234
RLI Corp.                                               50,500             2,665
Suffolk Bancorp                                         14,490               429
                                                                 ---------------
                                                                          16,889
                                                                 ---------------

                                                    SHARES            VALUE
                                               ---------------   ---------------
HEALTH CARE--9.8%
Landauer, Inc.                                          55,900   $         3,073
Owens & Minor, Inc.                                     82,100             3,715
Young Innovations, Inc.                                 56,900             1,497
                                                                 ---------------
                                                                           8,285
                                                                 ---------------
INDUSTRIALS--27.1%
ABM Industries, Inc.                                   243,900             5,132
CLARCOR, Inc.                                           90,100             2,825
Graco, Inc.                                             68,500             1,909
Landstar System, Inc.                                   91,100             3,467
Lincoln Electric Holdings, Inc.                         72,400             3,435
McGrath RentCorp                                       147,100             3,129
Roper Industries, Inc.                                  61,800             3,151
                                                                 ---------------
                                                                          23,048
                                                                 ---------------
INFORMATION TECHNOLOGY--8.6%
Cass Information Systems, Inc.                          40,800             1,218
Computer Services, Inc.                                 52,100             1,829
Syntel, Inc.                                            89,100             4,253
                                                                 ---------------
                                                                           7,300
                                                                 ---------------
MATERIALS--2.2%
Balchem Corp.                                           70,100             1,844
                                                                 ---------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $73,964)                                                 80,127
                                                                 ---------------
TOTAL LONG-TERM INVESTMENTS--94.3%
(IDENTIFIED COST $73,964)                                                 80,127
                                                                 ---------------

                                                    SHARES            VALUE
                                               ---------------   ---------------
SHORT-TERM INVESTMENTS--6.3%
MONEY MARKET MUTUAL FUNDS--6.3%
State Street Institutional Liquid Reserves
   Fund - Institutional Shares (seven-day
   effective yield 0.260%)                           5,346,897   $         5,347
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $5,347)                                                   5,347
TOTAL INVESTMENTS--100.6%
(IDENTIFIED COST $79,311)                                                 85,474(1)
Other assets and liabilities, net--(0.6)%                                   (507)
                                                                 ---------------
NET ASSETS--100.0%                                               $        84,967
                                                                 ===============

The following table provides a summary of inputs used to value the Fund's net assets as of September 30, 2009 (see Security Valuation Note 2A in the Notes to Financial Statements):

                              Total Value at       Level 1 -
                            September 30, 2009   Quoted Prices
                            ------------------   -------------
INVESTMENT IN SECURITIES:
Equity Securities:
   Common Stocks                  $80,127           $80,127
   Short-Term Investments           5,347             5,347
                                  -------           -------
Total Investments                 $85,474           $85,474
                                  -------           -------

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

  Security abbreviation definitions and footnote explanations are located under the Key Investment Terms and Footnote Legend on page 2.

                        See Notes to Financial Statements

                           VIRTUS SMALL-CAP CORE FUND
                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2009 (UNAUDITED)

($ reported in thousands)

                                                    SHARES            VALUE
                                               ---------------   ---------------
COMMON STOCKS--96.0%
CONSUMER DISCRETIONARY--8.8%
Pool Corp.                                              56,100   $         1,246
Steiner Leisure Ltd.(2)                                 45,300             1,620
Tempur-Pedic International, Inc.(2)                     63,230             1,198
                                                                 ---------------
                                                                           4,064
                                                                 ---------------
CONSUMER STAPLES--3.2%
Chattem, Inc.(2)                                        22,300             1,481
                                                                 ---------------
ENERGY--4.4%
CARBO Ceramics, Inc.                                    39,000             2,011
                                                                 ---------------
FINANCIALS--12.0%
Brown & Brown, Inc.                                     68,500             1,312
Cohen & Steers, Inc.                                    65,700             1,577
Federated Investors, Inc. Class B                       46,400             1,224
Financial Federal Corp.                                 57,550             1,420
                                                                 ---------------
                                                                           5,533
                                                                 ---------------
HEALTH CARE--15.7%
Abaxis, Inc.(2)                                         68,000             1,819
Computer Programs & Systems, Inc.                       36,500             1,512
Haemonetics Corp.(2)                                    31,400             1,762
Techne Corp.                                            33,900             2,120
                                                                 ---------------
                                                                           7,213
                                                                 ---------------

                                                    SHARES            VALUE
                                               ---------------   ---------------
INDUSTRIALS--25.0%
ABM Industries, Inc.                                    43,100   $           907
Advisory Board Co. (The)(2)                             35,025               880
Exponent, Inc.(2)                                       16,000               451
Forward Air Corp.                                       67,000             1,551
HEICO Corp. Class A                                     49,300             1,672
Lincoln Electric Holdings, Inc.                         35,400             1,680
RBC Bearings, Inc.(2)                                   61,800             1,442
Rollins, Inc.                                           36,900               695
Roper Industries, Inc.                                  43,900             2,238
                                                                 ---------------
                                                                          11,516
                                                                 ---------------
INFORMATION TECHNOLOGY--22.9%
ANSYS, Inc.(2)                                          59,250             2,220
Blackbaud, Inc.                                        115,372             2,677
FactSet Research Systems, Inc.                          37,700             2,497
Jack Henry & Associates, Inc.                           78,615             1,845
ScanSource, Inc.(2)                                     45,509             1,289
                                                                 ---------------
                                                                          10,528
                                                                 ---------------
MATERIALS--4.0%
AptarGroup, Inc.                                        49,100             1,834
                                                                 ---------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $35,610)                                                 44,180
                                                                 ---------------
TOTAL LONG-TERM INVESTMENTS--96.0%
(IDENTIFIED COST $35,610)                                                 44,180
                                                                 ---------------

                                                    SHARES            VALUE
                                               ---------------   ---------------
SHORT-TERM INVESTMENTS--5.3%
MONEY MARKET MUTUAL FUNDS--5.3%
State Street Institutional Liquid Reserves
   Fund - Institutional Shares (seven-day
   effective yield 0.260%)                           2,451,304   $         2,451
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $2,451)                                                   2,451
TOTAL INVESTMENTS--101.3%
(IDENTIFIED COST $38,061)                                                 46,631(1)
Other assets and liabilities, net--(1.3)%                                   (585)
                                                                 ---------------
NET ASSETS--100.0%                                               $        46,046
                                                                 ===============

The following table provides a summary of inputs used to value the Fund's net assets as of September 30, 2009 (see Security Valuation Note 2A in the Notes to Financial Statements):

                              Total Value at       Level 1 -
                            September 30, 2009   Quoted Prices
                            ------------------   -------------
INVESTMENT IN SECURITIES:
Equity Securities:
   Common Stocks                  $44,180           $44,180
   Short-Term Investments           2,451             2,451
                                  -------           -------
Total Investments                 $46,631           $46,631
                                  -------           -------

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

  Security abbreviation definitions and footnote explanations are located under the Key Investment Terms and Footnote Legend on page 2.

                        See Notes to Financial Statements

                          VIRTUS SMALL-CAP GROWTH FUND
                            SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2009 (UNAUDITED)

($ reported in thousands)

                                                    SHARES            VALUE
                                               ---------------   ---------------
COMMON STOCKS--100.3%
CONSUMER DISCRETIONARY--11.4%
Aeropostale, Inc.(2)                                    23,900   $         1,039
Burger King Holdings, Inc.                              31,300               550
Chico's FAS, Inc.(2)                                    86,700             1,127
Children's Place Retail
   Stores, Inc. (The)(2)                                27,600               827
Guess?, Inc.                                            25,800               956
Jack in the Box, Inc.(2)                                43,600               893
LKQ Corp.(2)                                            33,883               628
Pep Boys - Manny Moe &
   Jack (The)                                           92,700               906
                                                                 ---------------
                                                                           6,926
                                                                 ---------------
CONSUMER STAPLES--3.3%
Darling International, Inc.(2)                         157,500             1,158
Ralcorp Holdings, Inc.(2)                               14,800               865
                                                                 ---------------
                                                                           2,023
                                                                 ---------------
ENERGY--7.1%
Brigham Exploration Co.(2)                             111,400             1,012
Dril-Quip, Inc.(2)                                      15,500               769
Global Industries Ltd.(2)                               65,000               617
Massey Energy Co.                                       19,400               541
Pride International, Inc.(2)                            23,000               700
Swift Energy Co.(2)                                     27,600               654
                                                                 ---------------
                                                                           4,293
                                                                 ---------------
FINANCIALS--5.0%
Knight Capital Group, Inc.
   Class A(2)                                           46,100             1,003
Lazard Ltd. Class A                                     27,900             1,152
MF Global Ltd.(2)                                      123,500               898
                                                                 ---------------
                                                                           3,053
                                                                 ---------------
HEALTH CARE--21.4%
Alexion Pharmaceuticals,
   Inc.(2)                                              19,700               878
BioMarin Pharmaceutical,
   Inc.(2)                                              40,400               730
ev3, Inc.(2)                                            55,100               678
Haemonetics Corp.(2)                                    15,000               842
HMS Holdings Corp.(2)                                   25,000               956
Luminex Corp.(2)                                        71,800             1,221

                                                    SHARES            VALUE
                                               ---------------   ---------------
HEALTH CARE--CONTINUED
Myriad Genetics, Inc.(2)                                38,400   $         1,052
Neogen Corp.(2)                                         34,048             1,099
NuVasive, Inc.(2)                                       29,823             1,245
Onyx Pharmaceuticals,
   Inc.(2)                                              27,900               836
Perrigo Co.                                             37,000             1,258
Phase Forward, Inc.(2)                                  38,000               534
Thoratec Corp.(2)                                       31,200               944
United Therapeutics Corp.(2)                            14,200               696
                                                                 ---------------
                                                                          12,969
                                                                 ---------------
INDUSTRIALS--14.8%
American Superconductor
   Corp.(2)                                             28,451               954
Atlas Air Worldwide Holdings,
   Inc.(2)                                              30,700               981
Beacon Roofing Supply,
   Inc.(2)                                              48,500               775
Bucyrus International, Inc.                             28,100             1,001
Harsco Corp.                                            21,100               747
II-VI, Inc.(2)                                          26,284               669
Landstar System, Inc.                                   21,900               834
Navistar International
   Corp.(2)                                             15,700               587
SPX Corp.                                               14,600               895
Timken Co. (The)                                        28,000               656
Yingli Green Energy Holding
   Co. Ltd. ADR(2)                                      69,600               867
                                                                 ---------------
                                                                           8,966
                                                                 ---------------
INFORMATION TECHNOLOGY--31.1%
Advanced Energy Industries,
   Inc.(2)                                              73,100             1,041
AsiaInfo Holdings, Inc.(2)                              66,800             1,334
Atheros Communications,
   Inc.(2)                                              38,500             1,021
Cavium Networks, Inc.(2)                                40,600               872
Ciena Corp.(2)                                          36,300               591
CommScope, Inc.(2)                                      40,200             1,203
Constant Contact, Inc.(2)                               36,000               693
Cybersource Corp.(2)                                    61,700             1,029
FormFactor, Inc.(2)                                     42,000             1,005
GSI Commerce, Inc.(2)                                   48,000               926
Netezza Corp.(2)                                        91,500             1,028
Nuance Communications,
   Inc.(2)                                              64,300               962

                                                    SHARES            VALUE
                                               ---------------   ---------------
INFORMATION TECHNOLOGY--CONTINUED
ON Semiconductor Corp.(2)                              106,000   $           874
Plantronics, Inc.                                       35,000               938
PMC-Sierra, Inc.(2)                                     67,500               645
Riverbed Technology, Inc.(2)                            46,900             1,030
Rovi Corp.(2)                                           31,600             1,062
Silicon Laboratories, Inc.(2)                           20,800               964
Sourcefire, Inc.(2)                                     34,400               739
Volterra Semiconductor
   Corp.(2)                                             50,654               931
                                                                 ---------------
                                                                          18,888
                                                                 ---------------
MATERIALS--3.1%
FMC Corp.                                               15,900               894
Nalco Holding Co.                                       49,000             1,004
                                                                 ---------------
                                                                           1,898
                                                                 ---------------
TELECOMMUNICATION SERVICES--1.9%
Neutral Tandem, Inc.(2)                                 51,300             1,168
                                                                 ---------------
UTILITIES--1.2%
Ormat Technologies, Inc.                                17,000               694
                                                                 ---------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $50,733)                                                 60,878
                                                                 ---------------
TOTAL LONG-TERM INVESTMENTS--100.3%
(IDENTIFIED COST $50,733)                                                 60,878
                                                                 ---------------
SHORT-TERM INVESTMENTS--0.1%
MONEY MARKET MUTUAL FUNDS--0.1%
State Street Institutional Liquid
   Reserves Fund - Institutional
   Shares (seven-day effective
   yield 0.260%)                                        44,335                44
                                                                 ---------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $44)                                                         44
                                                                 ---------------
TOTAL INVESTMENTS--100.4%
(IDENTIFIED COST $50,777)                                                 60,922(1)
Other assets and liabilities, net--(0.4)%                                   (244)
                                                                 ---------------
NET ASSETS--100.0%                                               $        60,678
                                                                 ===============

The following table provides a summary of inputs used to value the Fund's net assets as of September 30, 2009 (see Security Valuation Note 2A in the Notes to Financial Statements):

                               Total Value at      Level 1 -
                            September 30, 2009   Quoted Prices
                            ------------------   -------------
INVESTMENT IN SECURITIES:
Equity Securities:
   Common Stocks                  $60,878           $60,878
   Short-Term Investments              44                44
                                  -------           -------
Total Investments                 $60,922           $60,922
                                  =======           =======

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

 Security abbreviation definitions and footnote explanations are located under the Key Investment Terms and Footnote Legend on page 2.

                        See Notes to Financial Statements

                    VIRTUS SMALL-CAP SUSTAINABLE GROWTH FUND
                            SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2009 (UNAUDITED)

($ reported in thousands)

                                                    SHARES            VALUE
                                               ---------------   ---------------
COMMON STOCKS--94.3%
CONSUMER DISCRETIONARY--12.3%
Aaron Rents, Inc.                                        8,000   $           211
Ambassadors Group, Inc.                                  2,056                32
Morningstar, Inc.(2)                                     4,800               233
Strayer Education, Inc.                                    950               207
                                                                 ---------------
                                                                             683
                                                                 ---------------
CONSUMER STAPLES--4.2%
Hansen Natural Corp.(2)                                  6,400               235
                                                                 ---------------
ENERGY--7.4%
NATCO Group, Inc.
   Class A(2)                                            5,700               252
Petroleum Development
   Corp.(2)                                              3,300                62
Tesco Corp.(2)                                          12,000                96
                                                                 ---------------
                                                                             410
                                                                 ---------------
FINANCIALS--2.9%
World Acceptance Corp.(2)                                6,500               164
                                                                 ---------------
HEALTH CARE--19.8%
Abaxis, Inc.(2)                                         12,700               340
Meridian Bioscience, Inc.                               10,600               266
National Research Corp.                                  9,400               227
Techne Corp.                                             4,300               269
                                                                 ---------------
                                                                           1,102
                                                                 ---------------

                                                    SHARES            VALUE
                                               ---------------   ---------------
INDUSTRIALS--14.9%
Copart, Inc.(2)                                          7,650   $           254
Forward Air Corp.                                        9,150               212
HEICO Corp. Class A                                      7,400               251
Omega Flex, Inc.                                         6,532               109
                                                                 ---------------
                                                                             826
                                                                 ---------------
INFORMATION TECHNOLOGY--32.8%

ANSYS, Inc.(2)                                           8,650               324
Blackbaud, Inc.                                         15,200               353
Cabot Microelectronics
   Corp.(2)                                              4,650               162
FactSet Research Systems,
   Inc.                                                  3,550               235
Hittite Microwave Corp.(2)                               7,150               263
Quality Systems, Inc.                                    3,350               206
ScanSource, Inc.(2)                                      9,850               279
                                                                 ---------------
                                                                           1,822
                                                                 ---------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $4,400)                                                   5,242
                                                                 ---------------
TOTAL LONG-TERM INVESTMENTS--94.3%
(IDENTIFIED COST $4,400)                                                   5,242
                                                                 ---------------

                                                    SHARES            VALUE
                                               ---------------   ---------------
SHORT-TERM INVESTMENTS--10.4%
MONEY MARKET MUTUAL FUNDS--10.4%
   State Street Institutional Liquid
   Reserves Fund - Institutional
   Shares (seven-day effective
   yield 0.260%)                                       575,445   $           575
                                                                 ---------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $575)                                                       575
                                                                 ---------------
TOTAL INVESTMENTS--104.7%
(IDENTIFIED COST $4,975)                                                   5,817(1)
Other assets and liabilities, net--(4.7)%                                   (262)
                                                                 ---------------
NET ASSETS--100.0%                                               $         5,555
                                                                 ===============

The following table provides a summary of inputs used to value the Fund's net assets as of September 30, 2009 (see Security Valuation Note 2A in the Notes to Financial Statements):

                              Total Value at       Level 1 -
                            September 30, 2009   Quoted Prices
                            ------------------   --------------
INVESTMENT IN SECURITIES:
Equity Securities:
   Common Stocks                  $5,242             $5,242
   Short-Term Investments            575                575
                                  ------             ------
Total Investments                 $5,817             $5,817
                                  ======             ======

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

 Security abbreviation definitions and footnote explanations are located under the Key Investment Terms and Footnote Legend on page 2.

                        See Notes to Financial Statements

                          VIRTUS STRATEGIC GROWTH FUND
                            SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2009 (UNAUDITED)

($ reported in thousands)

                                                    SHARES            VALUE
                                               ---------------   ---------------
COMMON STOCKS--100.3%
CONSUMER DISCRETIONARY--10.0%
Amazon.com, Inc.(2)                                     16,890   $         1,577
American Eagle Outfitters,
   Inc.                                                142,010             2,394
DreamWorks Animation
   SKG, Inc. Class A(2)                                 45,130             1,605
Jack in the Box, Inc.(2)                                73,730             1,511
LKQ Corp.(2)                                            86,900             1,611
Lowe's Cos., Inc.                                      107,400             2,249
McDonald's Corp.                                        40,070             2,287
Yum! Brands, Inc.                                       65,710             2,218
                                                                 ---------------
                                                                          15,452
                                                                 ---------------
CONSUMER STAPLES--11.8%
Colgate-Palmolive Co.                                   41,310             3,151
CVS Caremark Corp.                                      67,260             2,404
General Mills, Inc.                                     35,560             2,289
Kroger Co. (The)                                       108,250             2,234
PepsiCo, Inc.                                           37,750             2,215
Philip Morris International,
   Inc.                                                 33,330             1,625
Ralcorp Holdings, Inc.(2)                               34,960             2,044
Safeway, Inc.                                          117,300             2,313
                                                                 ---------------
                                                                          18,275
                                                                 ---------------
ENERGY--6.8%
Pride International, Inc.(2)                            57,770             1,758
Range Resources Corp.                                   38,440             1,897
Schlumberger Ltd.                                       28,820             1,718
Transocean Ltd.(2)                                      33,413             2,858
Weatherford International
   Ltd.(2)                                             113,110             2,345
                                                                 ---------------
                                                                          10,576
                                                                 ---------------
FINANCIALS--5.3%
BlackRock, Inc.                                         10,950             2,374
Goldman Sachs Group, Inc.
   (The)                                                18,790             3,464
Invesco Ltd.                                           105,800             2,408
                                                                 ---------------
                                                                           8,246
                                                                 ---------------
HEALTH CARE--13.0%
Abbott Laboratories                                     36,870             1,824
Allergan, Inc.                                          33,080             1,878
Amgen, Inc.(2)                                          22,310             1,344
Biogen Idec, Inc.(2)                                    15,060               761
Bristol-Myers Squibb Co.                               110,760             2,494
Celgene Corp.(2)                                        51,290             2,867
Genzyme Corp.(2)                                        28,140             1,596
Gilead Sciences, Inc.(2)                                35,580             1,657
Mylan, Inc.(2)                                          89,500             1,433
Myriad Genetics, Inc.(2)                                75,000             2,055
Perrigo Co.                                             65,710             2,234
                                                                 ---------------
                                                                          20,143
                                                                 ---------------

                                                    SHARES            VALUE
                                               ---------------   ---------------
INDUSTRIALS--9.5%
ABB Ltd. Sponsored ADR(2)                               88,830   $         1,780
Joy Global, Inc.                                        57,790             2,828
Norfolk Southern Corp.                                  50,910             2,195
SPX Corp.                                               24,590             1,507
Stericycle, Inc.(2)                                     45,160             2,188
Timken Co. (The)                                        95,000             2,226
United Technologies Corp.                               31,180             1,900
                                                                 ---------------
                                                                          14,624
                                                                 ---------------
INFORMATION TECHNOLOGY--36.5%
Adobe Systems, Inc.(2)                                  70,500             2,329
Apple, Inc.(2)                                          27,960             5,183
Applied Materials, Inc.                                169,500             2,271
Broadcom Corp. Class A(2)                              106,380             3,265
Cisco Systems, Inc.(2)                                 174,950             4,118
CommScope, Inc.(2)                                      35,000             1,048
eBay, Inc.(2)                                          103,420             2,442
Electronic Arts, Inc.(2)                               103,000             1,962
EMC Corp.(2)                                           157,220             2,679
Google, Inc. Class A(2)                                  8,925             4,425
Hewlett-Packard Co.                                     93,680             4,423
International Business
   Machines Corp.                                       30,520             3,651
Marvell Technology Group
   Ltd.(2)                                             198,580             3,215
Microsoft Corp.                                        117,700             3,047
Nuance Communications,
   Inc.(2)                                             149,470             2,236
Oracle Corp.                                           143,100             2,982
QUALCOMM, Inc.                                          59,570             2,678
Research In Motion Ltd.(2)                              25,680             1,735
Silicon Laboratories, Inc.(2)                           59,200             2,745
                                                                 ---------------
                                                                          56,434
                                                                 ---------------
MATERIALS--5.5%
FMC Corp. Class A                                       28,310             1,592
Freeport-McMoRan Copper &
   Gold, Inc.(2)                                        22,090             1,516
Monsanto Co.                                            24,140             1,868
Nalco Holding Co.                                       90,100             1,846
United States Steel Corp.                               37,900             1,682
                                                                 ---------------
                                                                           8,504
                                                                 ---------------
TELECOMMUNICATION SERVICES--1.9%
American Tower Corp.
   Class A(2)                                           59,870             2,179
Neutral Tandem, Inc.(2)                                 34,320               781
                                                                 ---------------
                                                                           2,960
                                                                 ---------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $134,044)                                               155,214
                                                                 ---------------
TOTAL LONG-TERM INVESTMENTS--100.3%
(IDENTIFIED COST $134,044)                                               155,214
                                                                 ---------------

                                                    SHARES            VALUE
                                               ---------------   ---------------
SHORT-TERM INVESTMENTS--0.2%
MONEY MARKET MUTUAL FUNDS--0.2%
State Street Institutional Liquid
   Reserves Fund - Institutional
   Shares (seven-day effective
   yield 0.260%)                                       280,639   $           281
                                                                 ---------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $281)                                                       281
                                                                 ---------------
TOTAL INVESTMENTS--100.5%
(IDENTIFIED COST $134,325)                                               155,495(1)
Other assets and liabilities, net--(0.5)%                                   (819)
                                                                 ---------------
NET ASSETS--100.0%                                               $       154,676
                                                                 ===============

COUNTRY WEIGHTINGS as of September 30, 2009+

United States     89%
Switzerland        4
Bermuda            3
Cayman Islands     2
Canada             1
Netherlands        1
                 ---
Total            100%
                 ---

+    % of total investments as of September 30, 2009

The following table provides a summary of inputs used to value the Fund's net assets as of September 30, 2009 (see Security Valuation Note 2A in the Notes to Financial Statements):

                            Total Value at
                             September 30,     Level 1 -
                                 2009        Quoted Prices
                            --------------   -------------
INVESTMENT IN SECURITIES:
Equity Securities:
   Common Stocks               $155,214         $155,214
   Short-Term Investments           281              281
                               --------         --------
Total Investments              $155,495         $155,495
                               ========         ========

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

  Security abbreviation definitions and footnote explanations are located under the Key Investment Terms and Footnote Legend on page 2.

                       See Notes to Financial Statements

                         VIRTUS TACTICAL ALLOCATION FUND
                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2009 (UNAUDITED)

($ reported in thousands)

                                                     PAR
                                                    VALUE             VALUE
                                               ---------------   ---------------
U.S. GOVERNMENT SECURITIES--10.0%
U.S. Treasury Bond
   3.500%, 2/15/39                             $         2,235   $         2,025
U.S. Treasury Note
   0.875%, 4/30/11                                       2,735             2,743
   2.625%, 6/30/14                                       6,365             6,478
   4.750%, 8/15/17                                       3,495             3,894
   3.125%, 5/15/19                                       4,795             4,718
                                                                 ---------------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $19,404)                                                 19,858
                                                                 ---------------
MORTGAGE-BACKED SECURITIES--19.5%
AGENCY--14.9%
FHLMC
   R010-AB
   5.500%, 12/15/19                                        216               225
   5.000%, 1/1/35                                        5,028             5,221
FNMA
   5.000%, 6/1/18                                          940               999
   4.500%, 12/1/18                                         591               613
   4.000%, 7/1/19                                          474               493
   5.000%, 8/1/20                                          261               276
   4.500%, 11/1/20                                         867               899
   6.000%, 11/1/31                                         219               233
   5.500%, 7/1/34                                        1,585             1,666
   6.000%, 11/1/34                                       3,481             3,699
   5.000%, 3/1/36                                          150               155
   5.500%, 3/1/36                                        1,503             1,579
   6.000%, 9/1/36                                          291               308
   5.500%, 11/1/36                                       1,082             1,135
   6.500%, 7/1/37                                        1,487             1,592
   6.000%, 9/1/37                                          453               479
   5.000%, 2/1/38                                          345               357
   6.000%, 2/1/38                                          420               444
   6.500%, 3/1/38                                        2,735             2,946
   5.000%, 4/1/38                                          233               241
   5.000%, 5/1/38                                        1,304             1,349
   5.500%, 6/1/38                                        1,145             1,200
   6.000%, 11/1/38                                       1,271             1,343
   6.000%, 3/1/39                                          542               572
FNMA REMICs 03-42, HC
   4.500%, 12/25/17                                        214               222
GNMA
   6.500%, 11/15/23                                         91                97
   6.500%, 11/15/23                                          9                10
   6.500%, 11/15/23                                        110               117
   6.500%, 11/15/23                                         55                59
   6.500%, 12/15/23                                        116               124
   6.500%, 12/15/23                                         84                89
   6.500%, 12/15/23                                        103               110
   6.500%, 3/15/24                                          76                81
   6.500%, 4/15/24                                          42                45
   6.500%, 7/15/24                                         434               462
                                                                 ---------------
                                                                          29,440
                                                                 ---------------
NON-AGENCY--4.6%
Banc of America Commercial
   Mortgage, Inc.
   05-1, A4
   5.141%, 11/10/42(3)                                     125               126
   06-1, A4
   5.372%, 9/10/45(3)                                      410               379
   07-1, A4
   5.451%, 1/15/49                                         825               730

                                                     PAR
                                                    VALUE             VALUE
                                               ---------------   ---------------
NON-AGENCY--CONTINUED
Bear Stearns Commercial
   Mortgage Securities
   06-PW12, A4
   5.903%, 9/11/38(3)                          $           160   $           155
Credit Suisse Mortgage Capital
   Certificates 06-C1, A4
   5.609%, 2/15/39(3)                                    2,050             1,936
First Horizon Asset Securities,
   Inc. 05-AR1, 2A1
   5.006%, 4/25/35(3)                                      636               573
GS Mortgage Securities Corp. II
   05-GG4, A3
   4.607%, 7/10/39                                       1,110             1,055
   07-GG10, A4
   5.999%, 8/10/45(3)                                      600               496
JPMorgan Chase Commercial
   Mortgage Securities Corp.
   06-CB17, A4
   5.429%, 12/12/43                                        410               379
Lehman Brothers - UBS
   Commercial Mortgage
   Trust 04-C7, A6
   4.786%, 10/15/29(3)                                   1,800             1,688
Morgan Stanley Capital I
   06-T23, A4
   5.984%, 8/12/41(3)                                      270               265
   05-IQ9, A3
   4.540%, 7/15/56                                         270               268
Wachovia Bank Commercial
   Mortgage Trust 05-C19, A5
   4.661%, 5/15/44                                         245               247
Wells Fargo Mortgage-Backed
   Securities Trust 05-AR4, 2A1
   4.514%, 4/25/35(3)                                      889               813
                                                                 ---------------
                                                                           9,110
                                                                 ---------------
TOTAL MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $38,349)                                                 38,550
                                                                 ---------------
ASSET-BACKED SECURITIES--0.4%
Associates Manufactured
   Housing Pass-Through Certificate
   97-2, A6
   7.075%, 3/15/28(3)                                      194               192
Bosphorus Financial Services
   Ltd. 144A
   2.240%, 2/15/12(3)(4)                                   156               138
Capital One Auto Finance
   Trust 07-B, A3A
   5.030%, 4/15/12                                         398               403
GMAC Mortgage Corp. Loan
   Trust 05-HE2, A3
   4.622%, 11/25/35 (3)                                     34                33
Wachovia Auto Loan Owner
   Trust 06-2A, A3 144A
   5.230%, 8/22/11(4)                                       13                13
                                                                 ---------------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $795)                                                       779
                                                                 ---------------
CORPORATE BONDS--18.4%
CONSUMER DISCRETIONARY--2.3%
Affinion Group, Inc.
   10.125%, 10/15/13                                       320               330

                                                     PAR
                                                    VALUE             VALUE
                                               ---------------   ---------------
CONSUMER DISCRETIONARY--CONTINUED
Comcast Corp.
   5.700%, 7/1/19                              $           895   $           946
COX Communications, Inc.
   144A
   6.250%, 6/1/18 (4)                                      300               318
Hasbro, Inc. 6.300%, 9/15/17                               275               288
Mediacom Broadband
   LLC/Mediacom Broadband
   Corp.
   8.500%, 10/15/15                                        265               269
Nebraska Book Co., Inc. 144A
   10.000%, 12/1/11 (4)                                    500               499
Royal Caribbean Cruises Ltd.
   7.250%, 6/15/16                                         340               316
Time Warner Cable, Inc.
   5.850%, 5/1/17                                          160               169
   8.250%, 4/1/19                                          585               707
Videotron Ltee
   6.375%, 12/15/15                                        225               216
WMG Holdings Corp.
   0.000%, 12/15/14(3)                                     520               503
                                                                 ---------------
                                                                           4,561
                                                                 ---------------
CONSUMER STAPLES--2.1%
Alliance One International, Inc.
   144A
   10.000%, 7/15/16 (4)                                    310               321
Altria Group, Inc.
   9.250%, 8/6/19                                          805               984
ASG Consolidated LLC/ASG
   Finance, Inc.
   11.500%, 11/1/11(3)                                     325               317
CVS Caremark Corp.
   6.125%, 9/15/39                                         180               183
Delhaize Group
   6.500%, 6/15/17                                         465               506
Dole Food Co., Inc.
   7.250%, 6/15/10                                         195               196
Kraft Foods, Inc.
   5.625%, 11/1/11                                         465               495
Lorillard Tobacco Co.
   8.125%, 6/23/19                                         440               499
Reynolds American, Inc.
   7.300%, 7/15/15                                         550               574
                                                                 ---------------
                                                                           4,075
                                                                 ---------------
ENERGY--1.2%
Buckeye Partners LP
   6.050%, 1/15/18                                          75                78
Kinder Morgan Finance Co.
   5.700%, 1/5/16                                          930               890
Petroleos Mexicanos 144A
   4.875%, 3/15/15 (4)                                     245               242
Petropower I Funding Trust
   144A
   7.360%, 2/15/14 (4)                                     838               836
Plains All American Pipeline
   LP/PAA Finance Corp.
   4.250%, 9/1/12                                           90                93
Rowan Cos., Inc.
   7.875%, 8/1/19                                          160               172
TEPPCO Partners LP
   7.625%, 2/15/12                                         150               166
                                                                 ---------------
                                                                           2,477
                                                                 ---------------

                        See Notes to Financial Statements

                         VIRTUS TACTICAL ALLOCATION FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2009 (UNAUDITED)

($ reported in thousands)

                                                     PAR
                                                    VALUE             VALUE
                                               ---------------   ---------------
FINANCIALS--7.8%
American Express Co.
   7.250%, 5/20/14                             $           435   $           489
Bank of America Corp.
   6.500%, 8/1/16                                           80                84
   5.750%, 8/15/16                                         300               295
   5.750%, 12/1/17                                         205               205
   5.650%, 5/1/18                                          300               296
Bank of New York/Mellon
   Corp. (The)
   4.950%, 11/1/12                                         370               401
Barclays Bank plc
   5.200%, 7/10/14                                         395               417
   Series 1, 5.000%, 9/22/16                               395               400
Bear Stearns Cos., Inc. LLC
   (The)
   7.250%, 2/1/18                                          330               377
Capital One Financial Corp.
   7.375%, 5/23/14                                         455               508
Citigroup, Inc.
   5.000%, 9/15/14                                         340               324
   5.500%, 10/15/14                                        500               499
   4.875%, 5/7/15                                          460               430
Credit Suisse New York
   5.000%, 5/15/13                                         330               349
Ford Motor Credit Co. LLC
   7.500%, 8/1/12                                          260               250
General Electric Capital Corp.
   3.500%, 8/13/12                                         800               810
   6.875%, 1/10/39                                         515               539
GMAC, Inc. 144A
   6.750%, 12/1/14 (4)                                      73                63
Goldman Sachs Group, Inc. (The)
   5.950%, 1/18/18                                         280               290
   6.150%, 4/1/18                                          225               237
International Lease Finance
   Corp.
   4.750%, 1/13/12                                         375               318
JPMorgan Chase & Co.
   5.250%, 5/1/15                                          350               356
   Series 1
   7.900%, 12/31/49(3)                                     214               205
Macquarie Group Ltd. 144A
   7.300%, 8/1/14 (4)                                      910               972
Merrill Lynch & Co., Inc.
   6.110%, 1/29/37                                         415               395
Metropolitan Life Global
   Funding I 144A
   2.875%, 9/17/12 (4)                                     540               538
Morgan Stanley
   6.000%, 4/28/15                                         435               461
   7.300%, 5/13/19                                         430               473
Northern Trust Co. (The)
   6.500%, 8/15/18                                         250               285
Prudential Financial, Inc.
   3.625%, 9/17/12                                         640               644
Rabobank Nederland NV 144A
   11.000%, 12/31/49 (3)(4)                                400               490
Royal Bank of Scotland Group plc
   5.050%, 1/8/15                                          695               623
   Series 1
   9.118%, 3/31/49                                         430               398
Simon Property Group LP
   6.750%, 5/15/14                                         470               504

                                                     PAR
                                                    VALUE             VALUE
                                               ---------------   ---------------
FINANCIALS--CONTINUED
SunTrust Banks, Inc.
   5.250%, 11/5/12                             $           370   $           382
Wachovia Bank NA
   5.000%, 8/15/15                                         250               241
Wachovia Corp.
   4.875%, 2/15/14                                         435               443
Westfield Capital Corp.
   Ltd./Westfield Finance
   Authority 144A
   5.125%, 11/15/14 (4)                                    420               409
                                                                 ---------------
                                                                          15,400
                                                                 ---------------
HEALTH CARE--0.2%
Quest Diagnostics, Inc.
   6.400%, 7/1/17                                          330               359
                                                                 ---------------
INDUSTRIALS--0.6%
Allied Waste North America,
   Inc.
   6.125%, 2/15/14                                         500               512
Hutchison Whampoa Ltd.
   144A
   5.750%, 9/11/19 (4)                                     185               186
Pitney Bowes, Inc.
   4.750%, 5/15/18                                         450               458
                                                                 ---------------
                                                                           1,156
                                                                 ---------------
INFORMATION TECHNOLOGY--0.5%
Fiserv, Inc.
   6.125%, 11/20/12                                        455               493
Intuit, Inc.
   5.750%, 3/15/17                                          80                84
L-3 Communications Corp.
   144A
   5.200%, 10/15/19 (4)                                     95                95
Xerox Corp.
   6.750%, 2/1/17                                          385               408
                                                                 ---------------
                                                                           1,080
                                                                 ---------------
MATERIALS--0.6%
Dow Chemical Co. (The)
   6.000%, 10/1/12                                         465               495
   5.900%, 2/15/15                                         405               416
Holcim U.S. Finance S.a.r.l. &
   Cie S.C.S. 144A
   6.000%, 12/30/19 (4)                                    195               197
                                                                 ---------------
                                                                           1,108
                                                                 ---------------
TELECOMMUNICATION SERVICES--2.6%
AT&T, Inc.
   5.625%, 6/15/16                                         550               592
   5.800%, 2/15/19                                         460               492
Citizen Communications Co.
   6.250%, 1/15/13                                         235               231
France Telecom SA
   4.375%, 7/8/14                                          155               162
Global Crossing Ltd. 144A
   12.000%, 9/15/15 (4)                                     45                47
Qwest Corp.
   7.875%, 9/1/11                                          150               155
   6.500%, 6/1/17                                          190               179

                                                     PAR
                                                    VALUE             VALUE
                                               ---------------   ---------------
TELECOMMUNICATION SERVICES--CONTINUED
Sprint Capital Corp.
   8.375%, 3/15/12                             $           730   $           757
Telecom Italia Capital SA
   6.999%, 6/4/18                                          250               276
   7.175%, 6/18/19                                         440               491
Telefonica Emisiones SAU
   5.877%, 7/15/19                                         320               348
Verizon Communications, Inc.
   4.900%, 9/15/15                                         275               291
   6.350%, 4/1/19                                          380               420
West Corp.
   9.500%, 10/15/14                                        290               286
Windstream Corp.
   7.000%, 3/15/19                                         530               498
                                                                 ---------------
                                                                           5,225
                                                                 ---------------
UTILITIES--0.5%
AmeriGas Partners LP
   7.250%, 5/20/15                                         500               490
FirstEnergy Solutions Corp.
   144A
   6.050%, 8/15/21(4)                                      180               186
Northeast Utilities
   5.650%, 6/1/13                                          265               274
                                                                 ---------------
                                                                             950
                                                                 ---------------
TOTAL CORPORATE BONDS
(IDENTIFIED COST $35,177)                                                 36,391
                                                                 ---------------

                                                    SHARES
                                               ---------------
PREFERRED STOCK--0.0%
FINANCIALS--0.0%
Preferred Blocker, Inc. (GMAC)
   Pfd. 144A
   7.000%(4)                                                68                40
                                                                 ---------------
TOTAL PREFERRED STOCK
(IDENTIFIED COST $21)                                                         40
                                                                 ---------------
COMMON STOCKS--47.5%
CONSUMER DISCRETIONARY--3.4%
McDonald's Corp.                                        35,000             1,997
NIKE, Inc. Class B                                      40,000             2,588
Under Armour, Inc.(2)                                   76,000             2,115
                                                                 ---------------
                                                                           6,700
                                                                 ---------------
CONSUMER STAPLES--5.4%
Altria Group, Inc.                                     122,000             2,173
Bunge Ltd.                                              30,000             1,878
Costco Wholesale Corp.                                  38,000             2,146
PepsiCo, Inc.                                           37,000             2,170
Philip Morris International,
   Inc.                                                 47,900             2,335
                                                                 ---------------
                                                                          10,702
                                                                 ---------------
ENERGY--6.5%
ConocoPhillips                                          47,900             2,163
Halliburton Co.                                         86,000             2,332
Massey Energy Co.                                       45,000             1,255

                        See Notes to Financial Statements

                         VIRTUS TACTICAL ALLOCATION FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2009 (UNAUDITED)

($ reported in thousands)

                                                    SHARES            VALUE
                                               ---------------   ---------------
ENERGY--CONTINUED
Occidental Petroleum Corp.                              27,000   $         2,117
Petroleo Brasileiro SA ADR                              55,000             2,525
Valero Energy Corp.                                    125,000             2,424
                                                                 ---------------
                                                                          12,816
                                                                 ---------------
FINANCIALS--3.5%
Allstate Corp. (The)                                    45,000             1,378
Goldman Sachs Group, Inc.
   (The)                                                12,000             2,212
Hudson City Bancorp, Inc.                              152,800             2,009
Reinsurance Group of
   America, Inc.                                        30,000             1,338
                                                                 ---------------
                                                                           6,937
                                                                 ---------------
HEALTH CARE--6.3%
Biogen Idec, Inc.(2)                                    44,000             2,223
Gilead Sciences, Inc.(2)                                46,000             2,143
Johnson & Johnson                                       36,200             2,204
Merck & Co., Inc.                                       51,000             1,613
Shire plc ADR                                            4,950               259
St. Jude Medical, Inc.(2)                               50,000             1,951
UnitedHealth Group, Inc.                                83,600             2,093
                                                                 ---------------
                                                                          12,486
                                                                 ---------------
INDUSTRIALS--6.3%
Boeing Co. (The)                                        42,000             2,274
Caterpillar, Inc.                                       27,000             1,386
Continental Airlines, Inc.(2)                          129,000             2,121
Foster Wheeler AG(2)                                    73,000             2,330
L-3 Communications
   Holdings, Inc.                                       28,900             2,321
Union Pacific Corp.                                     35,000             2,042
                                                                 ---------------
                                                                          12,474
                                                                 ---------------
INFORMATION TECHNOLOGY--8.8%
Cisco Systems, Inc.(2)                                  97,000             2,283
Corning, Inc.                                          138,000             2,113
Hewlett-Packard Co.                                     47,000             2,219

                                                    SHARES            VALUE
                                               ---------------   ---------------
INFORMATION TECHNOLOGY--CONTINUED
International Business
   Machines Corp.                                       19,000   $         2,272
Microsoft Corp.                                         84,000             2,175
Nokia Oyj Sponsored ADR                                137,000             2,002
QUALCOMM, Inc.                                          48,400             2,177
Research In Motion Ltd.(2)                              32,000             2,162
                                                                 ---------------
                                                                          17,403
                                                                 ---------------
MATERIALS--4.0%
Alcoa, Inc.                                            115,000             1,509
Freeport-McMoRan Copper &
   Gold, Inc.(2)                                        34,000             2,333
Nucor Corp.                                             46,000             2,162
Potash Corp. of Saskatchewan,
   Inc.                                                 21,000             1,897
                                                                 ---------------
                                                                           7,901
                                                                 ---------------
TELECOMMUNICATION SERVICES--2.2%
AT&T, Inc.                                              82,000             2,215
Verizon Communications, Inc.                            70,000             2,119
                                                                 ---------------
                                                                           4,334
                                                                 ---------------
UTILITIES--1.1%
Exelon Corp.                                            42,000             2,084
                                                                 ---------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $72,243)                                                 93,837
                                                                 ---------------
EXCHANGE-TRADED FUNDS--1.8%
PowerShares Deutsche Bank
   Agriculture Fund(2)                                  84,000             2,139
ProShares Ultrashort
   S&P 500(R)                                           35,000             1,415
                                                                 ---------------
TOTAL EXCHANGE-TRADED FUNDS
(IDENTIFIED COST $3,676)                                                   3,554
                                                                 ---------------
TOTAL LONG-TERM INVESTMENTS--97.6%
(IDENTIFIED COST $169,665)                                               193,009
                                                                 ---------------

                                                    SHARES            VALUE
                                               ---------------   ---------------
SHORT-TERM INVESTMENTS--2.4%
MONEY MARKET MUTUAL FUNDS--2.4%
State Street Institutional Liquid
   Reserves Fund - Institutional
   Shares (seven-day effective
   yield 0.260%)                                     4,651,098   $         4,651
                                                                 ---------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $4,651)                                                   4,651
                                                                 ---------------
TOTAL INVESTMENTS--100.0%
(IDENTIFIED COST $174,316)                                               197,660(1)
Other Assets and Liabilities--0.0%                                           (41)
                                                                 ---------------
NET ASSETS--100.0%                                               $       197,619
                                                                 ===============

COUNTRY WEIGHTINGS as of September 30, 2009+

United States     89%
Bermuda            2
Brazil             2
Canada             2
Finland            1
Switzerland        1
United Kingdom     1
Other              2
                 ---
Total            100%
                 ---

+    % of total investments as of September 30, 2009

                        See Notes to Financial Statements

                         VIRTUS TACTICAL ALLOCATION FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2009 (UNAUDITED)

The following table provides a summary of inputs used to value the Fund's net assets as of September 30, 2009 (see Security Valuation Note 2A in the Notes to Financial Statements):

                                                                   Level 2 -     Level 3 -
                                Total Value at                   Significant   Significant
                                September 30,       Level 1 -     Observable   Unobservable
                                     2009        Quoted Prices      Inputs        Inputs
                                --------------   -------------   -----------   ------------
INVESTMENT IN SECURITIES:
Debt Securities:
   U.S. Government Securities      $ 19,858         $     --       $19,858         $ --
   Mortgage-Backed Securities        38,550               --        38,550           --
   Asset-Backed Securities              779               --           779
   Corporate Debt                    36,391               --        35,555          836
Equity Securities:
   Preferred Stocks                      40               40            --           --
   Common Stocks                     93,837           93,837            --           --
   Exchange-Traded Funds              3,554            3,554            --           --
   Short-Term Investments             4,651            4,651            --           --
                                   --------         --------       -------         ----
Total Investments                  $197,660         $102,082       $94,742         $836
                                   ========         ========       =======         ====

The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value:

                                                         Corporate
                                                           Debt
                                                         ---------
INVESTMENTS IN SECURITIES:
BALANCE AS OF MARCH 31, 2009 .........................     $818
Accrued discounts/premiums ...........................       --
Realized gain (loss)(1) ..............................       --(3)
Change in unrealized appreciation (depreciation)(1) ..       99
Net purchases (sales) ................................      (81)
Transfers in and/or out of Level 3(2) ................       --
                                                           ----
BALANCE AS OF SEPTEMBER 30, 2009 .....................     $836
                                                           ====

(1) Disclosed in the Statement of Operations under Net realized and unrealized gain (loss) on investments.

(2) "Transfers in and/or out" represent the ending value as of September 30, 2009, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.

(3)  Amount is less than $500.

Certain level 3 security valuations have been determined based on availability of only a single broker source, which may or may not be a principal market maker. Other level 3 securities are without an active market or market participants and therefore are internally fair valued. These internally fair valued securities derive their valuation based on the review of inputs such as, but not limited to, similar securities, liquidity factors, capital structure, and credit analysis.

 Security abbreviation definitions and footnote explanations are located under the Key Investment Terms and Footnote Legend on page 2.

                        See Notes to Financial Statements

                         THIS PAGE INTENTIONALLY BLANK.

                               VIRTUS EQUITY TRUST
                      STATEMENTS OF ASSETS AND LIABILITIES
                         SEPTEMBER 30, 2009 (UNAUDITED)

(Reported in thousands except shares and per share amounts)

                                          GROWTH &     MID-CAP      MID-CAP         QUALITY      QUALITY
                                           INCOME       CORE         GROWTH        LARGE-CAP    SMALL-CAP
                                            FUND        FUND          FUND        VALUE FUND      FUND
                                         -----------   -------     ----------     ----------   ----------
ASSETS
Investment in securities at
   value(1) ..........................   $  143,748    $   366     $   83,745     $   45,284   $   85,474
Receivables
   Investment securities sold ........       19,589         --             --             --           --
   Fund shares sold ..................           13         --             --(2)           5        1,887
   Receivable from adviser(3) ........          186         11             --             --           --
   Dividends and interest
      receivable .....................          275         --(2)          35             56          282
Prepaid expenses .....................           37         --             31             28           24
                                         ----------    -------     ----------     ----------   ----------
      Total assets ...................      163,848        377         83,811         45,373       87,667
                                         ----------    -------     ----------     ----------   ----------
LIABILITIES
Payables
   Fund shares repurchased ...........       17,673         --             84             57        2,349
   Investment securities purchased ...        2,820         --             --             --          217
   Investment advisory fee ...........           --         --             48             20           65
   Distribution and service fees .....           53         --(2)          22             11            9
   Administration fee ................           10         --(2)           5              4            5
   Transfer agent fees and expenses ..           63         --(2)          35             18           28
   Trustees' fee and expenses ........            2         --(2)           1              1            1
   Professional fee ..................           19         11             19             19           19
   Other accrued expenses ............           14         --              8              6            7
                                         ----------    -------     ----------     ----------   ----------
      Total liabilities ..............       20,654         11            222            136        2,700
                                         ----------    -------     ----------     ----------   ----------
NET ASSETS ...........................   $  143,194    $   366     $   83,589     $   45,237   $   84,967
                                         ==========    =======     ==========     ==========   ==========
NET ASSETS CONSIST OF:
   Capital paid in on shares of
      beneficial interest ............   $  184,500    $   325     $  145,641     $   77,895   $   97,587
   Accumulated undistributed net
      investment income (loss) .......          439         --(2)        (194)           136          353
   Accumulated undistributed net
      realized gain (loss) ...........      (73,999)         5        (69,773)       (34,658)     (19,136)
   Net unrealized appreciation
      (depreciation) on investments ..       32,254         36          7,915          1,864        6,163
                                         ----------    -------     ----------     ----------   ----------
NET ASSETS ...........................   $  143,194    $   366     $   83,589     $   45,237   $   84,967
                                         ==========    =======     ==========     ==========   ==========
CLASS A
Net asset value (net assets/shares
   outstanding) per share ............   $    13.55    $ 11.30     $    12.55     $     8.34   $     8.87
Maximum offering price per share
   NAV/(1-5.75%) .....................   $    14.38    $ 11.99     $    13.32     $     8.85   $     9.41
Shares of beneficial interest
   outstanding, no par value,
   unlimited authorization ...........    7,258,766     12,381      5,911,678      5,006,124    3,666,609
Net Assets ...........................   $   98,335    $   140     $   74,199     $   41,741   $   32,539
CLASS B
Net asset value (net assets/shares
   outstanding) and offering price per
   share .............................   $    12.98    $    --     $    10.98     $       --   $       --
Share of beneficial interest
   outstanding, no par value,
   unlimited authorization ...........      517,312         --        355,378             --           --
Net Assets ...........................   $    6,717    $    --     $    3,901     $       --   $       --
CLASS C
Net asset value (net assets/shares
   outstanding) and offering price per
   share .............................   $    12.97    $ 11.27     $    10.98     $     8.23   $     8.87
Shares of beneficial interest
   outstanding, no par value,
   unlimited authorization                2,263,595     10,000        401,606        415,062      302,668
Net Assets ...........................   $   29,364    $   113     $    4,409     $    3,416   $    2,684

CLASS I
Net asset value (net assets/shares
   outstanding) and offering price per
   share .............................   $    13.54    $ 11.30     $    12.62     $     8.34   $     8.88
Shares of beneficial interest
   outstanding, no par value,
   unlimited authorization ...........      648,519     10,000         85,543          9,614    5,601,485
Net Assets ...........................   $    8,778    $   113     $    1,080     $       80   $   49,744

(1) Investment in securities at
   cost ..............................   $  111,494    $   330     $   75,830     $   43,420   $   79,311

(2)  Amount is less than $500 (not reported in thousands).

(3)  See Note 3 in the Notes to Financial Statements.

                       See Notes to Financial Statements

                               VIRTUS EQUITY TRUST
                STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
                         SEPTEMBER 30, 2009 (UNAUDITED)

(Reported in thousands except shares and per share amounts)

                                                                    SMALL-CAP
                                          SMALL-CAP    SMALL-CAP   SUSTAINABLE     STRATEGIC      TACTICAL
                                            CORE        GROWTH        GROWTH         GROWTH      ALLOCATION
                                            FUND         FUND          FUND           FUND          FUND
                                         ----------   ----------   -----------    -----------   -----------
ASSETS
Investment in securities at
   value(1) ..........................   $   46,631   $   60,922    $   5,817     $   155,495   $   197,660
Receivables
  Investment securities sold .........           --        2,220        2,017           5,630         4,660
  Fund shares sold ...................          184            9           --               1            15
  Dividends and interest receivable ..           10            8            2              92         1,043
  Tax reclaims .......................           --           --           --               9            --
Prepaid expenses .....................           39           25           20              41            36
                                         ----------   ----------    ---------     -----------   -----------
    Total assets .....................       46,864       63,184        7,856         161,268       203,414
                                         ----------   ----------    ---------     -----------   -----------
LIABILITIES
Payables
  Fund shares repurchased ............          112        2,372        2,242             324           350
  Investment securities purchased ....          631           --           32           6,023         5,177
  Investment advisory fee ............           31           46            3              94           113
  Distribution and service fees ......            7           19            1              37            43
  Administration fee .................            2            4            1              10            14
  Transfer agent fees and expenses ...           14           42            3              62            45
  Trustees' fee and expenses .........            1            1           --(2)            2             3
  Professional fee ...................           16           16           19              26            27
  Other accrued expenses .............            4            6           --(2)           14            23
                                         ----------   ----------    ---------     -----------   -----------
    Total liabilities ................          818        2,506        2,301           6,592         5,795
                                         ----------   ----------    ---------     -----------   -----------
NET ASSETS ...........................   $   46,046   $   60,678    $   5,555     $   154,676   $   197,619
                                         ==========   ==========    =========     ===========   ===========

NET ASSETS CONSIST OF:
  Capital paid in on shares of
    beneficial interest ..............   $   46,265   $  149,212    $   9,866     $   225,686   $   208,405
  Accumulated undistributed net
    investment income (loss)..........          (70)        (428)         (39)           (290)         (150)
  Accumulated undistributed net
    realized gain (loss) .............       (8,719)     (98,251)      (5,114)        (91,890)      (33,980)
  Net unrealized appreciation
    (depreciation) on investments ....        8,570       10,145          842          21,170        23,344
                                         ----------   ----------    ---------     -----------   -----------
NET ASSETS ...........................   $   46,046   $   60,678    $   5,555     $   154,676   $   197,619
                                         ==========   ==========    =========     ===========   ===========
CLASS A
Net asset value (net assets/shares
  outstanding) per share .............   $    13.29   $    23.88    $    8.71     $      7.66   $      7.73
Maximum offering price per share
  NAV/(1-5.75%) ......................   $    14.10   $    25.34    $    9.24     $      8.13   $      8.20
Shares of beneficial interest
  outstanding, no par value, unlimited
  authorization ......................    1,022,175    2,100,489      126,365      18,393,131    25,105,712
Net Assets ...........................   $   13,587   $   50,157    $   1,100     $   140,802   $   194,049
CLASS B
Net asset value (net assets/shares
  outstanding) and offering price per
  share ..............................   $    12.41   $    21.63    $      --     $      6.76   $      7.80
Share of beneficial interest
  outstanding, no par value, unlimited
  authorization ......................       70,470      208,396           --         629,506       301,784
Net Assets ...........................   $      875   $    4,507    $      --     $     4,255   $     2,354
CLASS C
Net asset value (net assets/shares
  outstanding) and offering price per
  share ..............................   $    12.43   $    21.61    $    8.49     $      6.77   $      7.87
Shares of beneficial interest
  outstanding, no par value, unlimited
  authorization ......................      382,984      278,301       39,853         827,308       154,471
Net Assets ...........................   $    4,759   $    6,014    $     338     $     5,597   $     1,216
CLASS I
Net asset value (net assets/shares
  outstanding) and offering price per
  share ..............................   $    13.60   $       --    $    8.70     $      7.72   $        --
Shares of beneficial interest
  outstanding, no par value, unlimited
  authorization ......................    1,972,690           --      473,335         521,134            --
Net Assets ...........................   $   26,825   $       --    $   4,117     $     4,022   $        --

(1) Investment in securities at
   cost                                  $   38,061   $   50,777    $   4,975     $   134,325   $   174,316

(2)  Amount is less than $500 (not reported in thousands).

                       See Notes to Financial Statements

                               VIRTUS EQUITY TRUST
                            STATEMENTS OF OPERATIONS
                SIX MONTHS ENDED SEPTEMBER 30, 2009 (UNAUDITED)

(Reported in thousands)

                                            GROWTH &     MID-CAP   MID-CAP   QUALITY     QUALITY
                                             INCOME       CORE     GROWTH   LARGE-CAP   SMALL-CAP
                                              FUND       FUND(2)    FUND    VALUE FUND    FUND
                                            --------     -------  --------  ----------  ---------
INVESTMENT INCOME
   Dividends ............................   $  1,694     $  2     $   387    $    623    $ 1,090
   Foreign taxes withheld ...............        (25)      --          (8)         --         --
                                            --------     ----     -------    --------    -------
      Total investment income ...........      1,669        2         379         623      1,090
                                            --------     ----     -------    --------    -------
EXPENSES
   Investment advisory fees .............        558        1         301         193        324
   Service fees, Class A ................        130       --(1)       83          60         36
   Distribution and service fees,
      Class B ...........................         33       --          20          --         --
   Distribution and service fees,
      Class C ...........................        137       --(1)       18          16         11
   Administration fees ..................         62       --(1)       32          22         31
   Transfer agent fee and expenses ......        187       --(1)      117          59        161
   Custodian fees .......................          7        1           5           6          4
   Printing fees and expenses ...........         27        5          10           7          9
   Professional fees ....................         58       13          16          17         15
   Registration fees ....................         24       12          27          17         24
   Trustees' fee and expenses ...........         60       --(1)        4           3          3
   Miscellaneous expenses ...............         14        2           7           5          6
                                            --------     ----     -------    --------    -------
      Total expenses ....................      1,297       34         640         405        624
   Less expenses reimbursed by
      investment adviser ................       (423)(3)  (32)        (67)        (46)      (109)
                                            --------     ----     -------    --------    -------
      Net expenses ......................        874        2         573         359        515
                                            --------     ----     -------    --------    -------
   NET INVESTMENT INCOME (LOSS) .........        795       --(1)     (194)        264        575
                                            --------     ----     -------    --------    -------
NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS
   Net realized gain (loss) on
      investments .......................     11,336        5      (4,156)      6,251    (4,546)
   Net change in unrealized
      appreciation (depreciation) on
      investments .......................     31,165       36      29,777       7,846     28,666
                                            --------     ----     -------    --------    -------
NET GAIN (LOSS) ON INVESTMENTS ..........     42,501       41      25,621      14,097     24,120
                                            --------     ----     -------    --------    -------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ............   $ 43,296     $ 41     $25,427    $ 14,361    $24,695
                                            ========     ====     =======    ========    =======

(1)  Amount is less than $500 (not reported in thousands).

(2)  From inception, June 22, 2009.

(3)  See Note 3 in the Notes to Financial Statements.

                       See Notes to Financial Statements

                              VIRTUS EQUITY TRUST
                      STATEMENTS OF OPERATIONS (CONTINUED)
                SIX MONTHS ENDED SEPTEMBER 30, 2009 (UNAUDITED)

(Reported in thousands)

                                            SMALL-CAP   SMALL-CAP    SMALL-CAP    STRATEGIC    TACTICAL
                                              CORE       GROWTH     SUSTAINABLE    GROWTH     ALLOCATION
                                              FUND         FUND     GROWTH FUND     FUND         FUND
                                            ---------   ---------   -----------   ---------   ----------
INVESTMENT INCOME
   Dividends ............................    $   241     $    81      $    32      $   768    $  1,094
   Interest .............................         --          --           --           --       2,306
   Foreign taxes withheld ...............         --          --           --           (1)        (16)
                                             -------     -------      -------      -------    --------
      Total investment income ...........        241          81           32          767       3,384
                                             -------     -------      -------      -------    --------
EXPENSES
   Investment advisory fees .............        164         280           42          479         653
   Service fees, Class A ................         15          58            4          155         229
   Distribution and service fees,
      Class B ...........................          4          22           --           20          12
   Distribution and service fees,
      Class C ...........................         19          27            1           26           5
   Administration fees ..................         16          24            4           58          79
   Transfer agent fee and expenses ......         35         140            7          213         155
   Custodian fees .......................          2          --(1)         1            7          13
   Printing fees and expenses ...........          5           7            1           38          80
   Professional fees ....................         12          14           15           22          31
   Registration fees ....................         33          18           17           22          20
   Trustees' fee and expenses ...........          2           3           --(1)         6           9
   Miscellaneous expenses ...............          4           6            2           11          17
                                             -------     -------      -------      -------    --------
      Total expenses ....................        311         599           94        1,057       1,303
   Less expenses reimbursed by
      investment adviser ................         --         (90)         (23)          --          --
                                             -------     -------      -------      -------    --------
      Net expenses ......................        311         509           71        1,057       1,303
                                             -------     -------      -------      -------    --------
   NET INVESTMENT INCOME (LOSS) .........        (70)       (428)         (39)        (290)      2,081
                                             -------     -------      -------      -------    --------
NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS
   Net realized gain (loss) on
      investments .......................       (101)       (447)          84       (5,361)        (68)
   Net realized gain (loss) on foreign
      currency transactions .............         --          --           --           --           1
   Net change in unrealized appreciation
     (depreciation) on investments ......     13,370      19,522        3,081       40,716      37,180
   Net change in unrealized appreciation
     (depreciation) on foreign currency
     translation ........................         --          --           --           --          --(1)
                                             -------     -------      -------      -------    --------
NET GAIN (LOSS) ON INVESTMENTS ..........     13,269      19,075        3,165       35,355      37,113
                                             -------     -------      -------      -------    --------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ............    $13,199     $18,647      $ 3,126      $35,065    $ 39,194
                                             =======     =======      =======      =======    ========

(1)  Amount is less than $500 (not reported in thousands)

                       See Notes to Financial Statements

                              VIRTUS EQUITY TRUST
                      STATEMENTS OF CHANGES IN NET ASSETS

(Reported in thousands)

                                                      GROWTH & INCOME FUND            MID-CAP CORE FUND
                                               -----------------------------------   ------------------
                                                                                       FROM INCEPTION,
                                                SIX MONTHS ENDED                      JUNE 22, 2009  TO
                                               SEPTEMBER 30, 2009     YEAR ENDED     SEPTEMBER 30, 2009
                                                   (UNAUDITED)      MARCH 31, 2009       (UNAUDITED)
                                               ------------------   --------------   ------------------
INCREASE/(DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income
   (loss) ..................................       $     795           $   1,973           $ --(1)
Net realized gain
   (loss) ..................................          11,336             (47,791)             5
Net change in unrealized appreciation
   (depreciation) ..........................          31,165             (38,963)            36
                                                   ---------           ---------           ----
INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ...............          43,296             (84,781)            41
                                                   ---------           ---------           ----
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income, Class A ..........          (1,088)             (1,487)            --
   Net investment income, Class B ..........             (48)                 --             --
   Net investment income, Class C ..........            (210)                (11)            --
   Net investment income, Class I ..........            (136)               (256)            --
   Net realized short-term gains, Class A ..              --                  --             --
   Net realized short-term gains, Class B ..              --                  --             --
   Net realized short-term gains, Class C ..              --                  --             --
   Net realized short-term gains, Class I ..              --                  --             --
   Net realized long-term gains, Class A ...              --                  --             --
   Net realized long-term gains, Class B ...              --                  --             --
   Net realized long-term gains, Class C ...              --                  --             --
   Net realized long-term gains, Class I ...              --                  --             --
                                                   ---------           ---------           ----
DECREASE IN NET ASSETS FROM
   DISTRIBUTIONS TO
   SHAREHOLDERS ............................          (1,482)             (1,754)            --
                                                   ---------           ---------           ----
FROM SHARE TRANSACTIONS (SEE NOTE 5)
   Change in net assets from share
      transactions, Class A ................         (18,109)            (20,764)           125
   Change in net assets from share
      transactions, Class B ................          (1,341)             (5,673)            --
   Change in net assets from share
      transactions, Class C ................          (1,780)             (6,538)           100
   Change in net assets from share
      transactions, Class I ................          (4,298)             (5,827)           100
                                                   ---------           ---------           ----
INCREASE (DECREASE) IN NET ASSETS
      FROM SHARE TRANSACTIONS ..............         (25,528)            (38,802)           325
                                                   ---------           ---------           ----
CAPITAL CONTRIBUTIONS
   Fair Funds settlement(2) ................              --                  --             --
                                                   ---------           ---------           ----
NET INCREASE (DECREASE) IN NET ASSETS ......          16,286            (125,337)           366
NET ASSETS
Beginning of period ........................         126,908             252,245             --
                                                   ---------           ---------           ----
END OF PERIOD ..............................       $ 143,194           $ 126,908           $366
                                                   =========           =========           ====
Accumulated undistributed net investment
   income (loss) at end of
   period ..................................       $     439           $   1,126           $ --(1)

(1)  Amount is less than $500 (not reported in thousands).

(2) The Fund was a recipient of a portion of a distribution from a Fair Fund established by the United States Securities and Exchange Commission. The proceeds received were part of the Millennium Partners, L.P. and Bear Stearns & Co., Inc. settlements.

                        See Notes to Financial Statements

        MID-CAP GROWTH FUND              QUALITY LARGE-CAP VALUE FUND             QUALITY SMALL-CAP FUND
-----------------------------------   -----------------------------------   -----------------------------------
 SIX MONTHS ENDED                      SIX MONTHS ENDED                      SIX MONTHS ENDED
SEPTEMBER 30, 2009     YEAR ENDED     SEPTEMBER 30, 2009     YEAR ENDED     SEPTEMBER 30, 2009     YEAR ENDED
    (UNAUDITED)      MARCH 31, 2009      (UNAUDITED)       MARCH 31, 2009      (UNAUDITED)       MARCH 31, 2009
------------------   --------------   ------------------   --------------   ------------------   --------------



     $   (194)          $   (436)          $    264          $     789           $    575          $  1,261

       (4,156)           (31,213)             6,251            (33,560)            (4,546)          (14,590)

       29,777            (11,982)             7,846                 37             28,666           (13,410)
    ---------           --------           --------          ---------           --------          --------

       25,427            (43,631)            14,361            (32,734)            24,695           (26,739)
    ---------           --------           --------          ---------           --------          --------

           --                 --               (474)              (390)              (197)             (195)
           --                 --                 --                 --                 --                --
           --                 --                (20)                (4)                (7)              (16)
           --                 --                 (1)                (1)              (325)           (1,035)
           --                 --                 --                 --                 --                --(1)
           --                 --                 --                 --                 --                --
           --                 --                 --                 --                 --                --(1)
           --                 --                 --                 --                 --                  (1)
           --                 --                 --                 --                 --                --(1)
           --                 --                 --                 --                 --                --
           --                 --                 --                 --                 --                --(1)
           --                 --                 --                 --                 --                  (2)
    ---------           --------           --------          ---------           --------          --------


           --                 --               (495)              (395)              (529)           (1,249)
    ---------           --------           --------          ---------           --------          --------


       (2,585)            (8,349)           (15,498)           (15,485)              (439)           16,434

       (1,289)            (3,449)                --                 --                 --                --

          722             (1,274)              (473)            (3,575)               545               175

          (13)              (112)                 4                101              2,408             8,419
    ---------           --------           --------          ---------           --------          --------

       (3,165)           (13,184)           (15,967)           (18,959)             2,514            25,028
    ---------           --------           --------          ---------           --------          --------

           25                 --                 --                 --                 --                --
    ---------           --------           --------          ---------           --------          --------
       22,287            (56,815)            (2,101)           (52,088)            26,680            (2,960)

       61,302            118,117             47,338             99,426             58,287            61,247
    ---------           --------           --------          ---------           --------          --------
    $  83,589           $ 61,302           $ 45,237          $  47,338           $ 84,967          $ 58,287
    =========           ========           ========          =========           ========          ========


    $    (194)          $     --           $    136          $     367           $    353          $    307

                       See Notes to Financial Statements

                               VIRTUS EQUITY TRUST
                 STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

(Reported in thousands)


                                                                        SMALL-CAP CORE FUND          SMALL-CAP GROWTH FUND
                                                                   ----------------------------  ----------------------------
                                                                        SIX                           SIX
                                                                   MONTHS ENDED                  MONTHS ENDED
                                                                     SEPTEMBER                     SEPTEMBER
                                                                     30, 2009      YEAR ENDED      30, 2009      YEAR ENDED
                                                                    (UNAUDITED)  MARCH 31, 2009   (UNAUDITED)  MARCH 31, 2009
                                                                   ------------  --------------  ------------  --------------
INCREASE/(DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss) ....................................    $   (70)       $      9       $  (428)      $ (1,253)
Net realized gain (loss) ........................................       (101)         (8,618)         (447)       (22,925)
Net change in unrealized appreciation (depreciation) ............     13,370          (6,704)       19,522        (18,152)
                                                                    --------        --------       -------       --------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .....     13,199         (15,313)       18,647        (42,330)
                                                                    --------        --------       -------       --------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income, Class A ...............................         --              (3)           --             --
   Net investment income, Class B ...............................         --              --(1)         --             --
   Net investment income, Class C ...............................         --              (1)           --             --
   Net investment income, Class I ...............................         --              (4)           --             --
   Net realized long-term gains, Class A ........................         --          (1,906)           --             --
   Net realized long-term gains, Class B ........................         --            (151)           --             --
   Net realized long-term gains, Class C ........................         --            (654)           --             --
   Net realized long-term gains, Class I ........................         --          (3,052)           --             --
                                                                    --------        --------       -------       --------
DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS .......         --          (5,771)           --             --
                                                                    --------        --------       -------       --------
FROM SHARE TRANSACTIONS (SEE NOTE 5)
   Change in net assets from share transactions, Class A ........       (987)         (3,203)       (4,735)        (8,702)
   Change in net assets from share transactions, Class B ........       (128)           (416)       (1,110)        (5,033)
   Change in net assets from share transactions, Class C ........        449          (1,475)         (314)        (2,607)
   Change in net assets from share transactions, Class I ........      1,540          (2,905)           --             --
                                                                    --------        --------       -------       --------
INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS .......        874          (7,999)       (6,159)       (16,342)
                                                                    --------        --------       -------       --------
CAPITAL CONTRIBUTIONS
   Fair Funds settlement(2) .....................................          5              --           113             --
                                                                    --------        --------       -------       --------
NET INCREASE (DECREASE) IN NET ASSETS ...........................     14,078         (29,083)       12,601        (58,672)
NET ASSETS
Beginning of period .............................................     31,968          61,051        48,077        106,749
                                                                    --------        --------       -------       --------
END OF PERIOD ...................................................    $46,046        $ 31,968       $60,678       $ 48,077
                                                                    ========        ========       =======       ========
Accumulated undistributed net investment income (loss) at
   end of period ................................................    $   (70)       $     --       $  (428)      $     --

(1)  Amount is less than $500 (not reported in thousands).

(2) The Fund was a recipient of a portion of a distribution from a Fair Fund established by the United States Securities and Exchange Commission. The proceeds received were part of the Millennium Partners, L.P. and Bear Stearns & Co., Inc. settlements.

                        See Notes to Financial Statements

          SMALL-CAP
   SUSTAINABLE GROWTH FUND        STRATEGIC GROWTH FUND       TACTICAL ALLOCATION FUND
----------------------------  ----------------------------  ----------------------------
     SIX                           SIX                           SIX
MONTHS ENDED                  MONTHS ENDED                  MONTHS ENDED
  SEPTEMBER                     SEPTEMBER                     SEPTEMBER
  30, 2009      YEAR ENDED      30, 2009      YEAR ENDED      30, 2009      YEAR ENDED
 (UNAUDITED)  MARCH 31, 2009   (UNAUDITED)  MARCH 31, 2009   (UNAUDITED)  MARCH 31, 2009
------------  --------------  ------------  --------------  ------------  --------------


  $   (39)        $  (100)      $   (290)      $   (536)      $  2,081       $  6,738
       84          (4,886)        (5,361)       (31,280)           (67)       (31,810)
    3,081          (1,033)        40,716        (23,340)        37,180        (30,053)
  -------         -------       --------       --------       --------       --------
    3,126          (6,019)        35,065        (55,156)        39,194        (55,125)
  -------         -------       --------       --------       --------       --------

       --              --             --             --         (2,681)        (6,951)
       --              --             --             --            (25)           (82)
       --              --             --             --            (11)           (25)
       --              --             --             --             --             --
       --              --             --             --             --         (1,597)
       --              --             --             --             --            (28)
       --              --             --             --             --             (7)
       --              --             --             --             --             --
  -------         -------       --------       --------       --------       --------
       --              --             --             --         (2,717)        (8,690)
  -------         -------       --------       --------       --------       --------

   (2,032)         (4,089)        37,878        (12,402)        (5,364)       (24,315)
       --              --            879         (1,860)          (324)        (1,659)
       96              79          2,697           (625)           224           (770)
   (3,995)          3,756           (111)          (364)            --             --
  -------         -------       --------       --------       --------       --------
   (5,931)           (254)        41,343        (15,251)        (5,464)       (26,744)
  -------         -------       --------       --------       --------       --------

       --              --             --             --              3             --
  -------         -------       --------       --------       --------       --------
   (2,805)         (6,273)        76,408        (70,407)        31,016        (90,559)

    8,360          14,633         78,268        148,675        166,603        257,162
  -------         -------       --------       --------       --------       --------
  $ 5,555         $ 8,360       $154,676       $ 78,268       $197,619       $166,603
  =======         =======       ========       ========       ========       ========

  $   (39)        $    --       $   (290)      $     --       $   (150)      $    486

                        See Notes to Financial Statements

                               VIRTUS EQUITY TRUST
                              FINANCIAL HIGHLIGHTS
           SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
                             THROUGHOUT EACH PERIOD



                            NET
                           ASSET       NET         NET        TOTAL    DIVIDENDS DISTRIBUTIONS
                           VALUE,  INVESTMENT REALIZED AND    FROM     FROM NET     FROM NET
                         BEGINNING   INCOME    UNREALIZED  INVESTMENT INVESTMENT    REALIZED       TOTAL
                         OF PERIOD  (LOSS)(2)  GAIN (LOSS) OPERATIONS   INCOME       GAINS     DISTRIBUTIONS
                         --------- ---------- ------------ ---------- ---------- ------------- -------------
GROWTH & INCOME FUND
CLASS A
4/1/09 to 9/30/09(9)       $10.15    0.07         3.46        3.53     (0.13)          --          (0.13)
4/1/08 to 3/31/09           16.47    0.17        (6.33)      (6.16)    (0.16)          --          (0.16)
9/1/07 to 3/31/08           18.08    0.08        (1.65)      (1.57)    (0.04)          --          (0.04)
9/1/06 to 8/31/07           15.96    0.10         2.20        2.30     (0.18)          --          (0.18)
9/1/05 to 8/31/06           14.74    0.13         1.19        1.32     (0.10)          --          (0.10)
9/1/04 to 8/31/05           13.15    0.12         1.57        1.69     (0.10)          --          (0.10)
9/1/03 to 8/31/04           11.86    0.09         1.30        1.39     (0.10)          --          (0.10)
CLASS B
4/1/09 to 9/30/09(9)       $ 9.73    0.03         3.31        3.34     (0.09)          --          (0.09)
4/1/08 to 3/31/09           15.71    0.05        (6.03)      (5.98)       --           --             --
9/1/07 to 3/31/08           17.31      --(5)     (1.58)      (1.58)    (0.02)          --          (0.02)
9/1/06 to 8/31/07           15.26   (0.02)        2.10        2.08     (0.03)          --          (0.03)
9/1/05 to 8/31/06           14.13    0.01         1.14        1.15     (0.02)          --          (0.02)
9/1/04 to 8/31/05           12.61    0.01         1.51        1.52        --           --             --
9/1/03 to 8/31/04           11.38   (0.01)        1.25        1.24     (0.01)          --          (0.01)
CLASS C
4/1/09 to 9/30/09(9)       $ 9.72    0.03         3.31        3.34     (0.09)          --          (0.09)
4/1/08 to 3/31/09           15.72    0.06        (6.06)      (6.00)       --(5)        --             --
9/1/07 to 3/31/08           17.31      --(5)     (1.57)      (1.57)    (0.02)          --          (0.02)
9/1/06 to 8/31/07           15.26   (0.03)        2.11        2.08     (0.03)          --          (0.03)
9/1/05 to 8/31/06           14.13    0.01         1.14        1.15     (0.02)          --          (0.02)
9/1/04 to 8/31/05           12.62    0.01         1.50        1.51        --           --             --
9/1/03 to 8/31/04           11.38   (0.01)        1.26        1.25     (0.01)          --          (0.01)
CLASS I
4/1/09 to 9/30/09(9)       $10.14    0.09         3.46        3.55     (0.15)          --          (0.15)
4/1/08 to 3/31/09           16.49    0.20        (6.33)      (6.13)    (0.22)          --          (0.22)
11/13/07(7) to 3/31/08      18.33    0.06        (1.90)      (1.84)       --           --             --
MID-CAP CORE FUND
CLASS A
6/22/09(7) to 9/30/09(9)   $10.00    0.01         1.29        1.30        --           --             --
CLASS C
6/22/09(7) to 9/30/09(9)   $10.00   (0.01)        1.28        1.27        --           --             --
CLASS I
6/22/09(7) to 9/30/09(9)   $10.00    0.02         1.28        1.30        --           --             --
MID-CAP GROWTH FUND
CLASS A
4/1/09 to 9/30/09(9)       $ 8.83   (0.02)        3.74        3.72        --           --             --
4/1/08 to 3/31/09           14.78   (0.05)       (5.90)      (5.95)       --           --             --
11/1/07 to 3/31/08          17.98   (0.05)       (3.15)      (3.20)       --           --             --
11/1/06 to 10/31/07         16.33   (0.10)        1.75        1.65        --           --             --
11/1/05 to 10/31/06         15.42   (0.08)        0.99        0.91        --           --             --
11/1/04 to 10/31/05         13.40   (0.16)        2.18        2.02        --           --             --
11/1/03 to 10/31/04         13.97   (0.17)       (0.40)      (0.57)       --           --             --

         The footnote legend is at the end of the financial highlights.

                        See Notes to Financial Statements

                                                          RATIO OF GROSS
                                                           EXPENSES TO
            NET                   NET                        AVERAGE       RATIO OF NET
           ASSET                ASSETS,    RATIO OF NET     NET ASSETS      INVESTMENT
CHANGE IN VALUE,                END OF      EXPENSES TO  (BEFORE WAIVERS   INCOME (LOSS) PORTFOLIO
NET ASSET END OF   TOTAL        PERIOD      AVERAGE NET        AND        TO AVERAGE NET  TURNOVER
  VALUE   PERIOD RETURN(1)  (IN THOUSANDS)    ASSETS     REIMBURSEMENTS)      ASSETS        RATE
--------- ------ ---------  -------------- ------------  ---------------  -------------- ---------


   3.40   $13.55  35.02%(4)    $ 98,335     1.02%(3)(10)     1.59%(3)        1.22%(3)      18%(4)
  (6.32)   10.15 (37.65)         87,198     1.42             1.60            1.19         112
  (1.61)   16.47  (8.69)(4)     166,600     1.37(3)          1.51(3)         0.73(3)       53(4)
   2.12    18.08  14.43         188,479     1.28             1.42            0.60          37
   1.22    15.96   9.02         168,209     1.25             1.39            0.86          33
   1.59    14.74  12.85         178,557     1.25             1.40            0.84          41
   1.29    13.15  11.74         201,230     1.25             1.38            0.68          53

   3.25   $12.98  34.44%(4)    $  6,717     1.78%(3)(10)     2.34%(3)        0.47%(3)      18%(4)
  (5.98)    9.73 (38.06)          6,177     2.17             2.35            0.40         112
  (1.60)   15.71  (9.14)(4)      16,658     2.11(3)          2.24(3)        (0.03)(3)      53(4)
   2.05    17.31  13.64          24,731     2.03             2.17           (0.14)         37
   1.13    15.26   8.18          41,863     2.00             2.14            0.09          33
   1.52    14.13  12.05          58,869     2.00             2.15            0.10          41
   1.23    12.61  10.90          68,637     2.00             2.14           (0.07)         53

   3.25   $12.97  34.53%(4)    $ 29,364     1.77%(3)(10)     2.34%(3)        0.48%(3)      18%(4)
  (6.00)    9.72 (38.15)         23,470     2.17             2.35            0.43         112
  (1.59)   15.72  (9.08)(4)      46,292     2.12(3)          2.26(3)        (0.02)(3)      53(4)
   2.05    17.31  13.64          53,854     2.03             2.17           (0.15)         37
   1.13    15.26   8.18          57,345     2.00             2.14            0.10          33
   1.51    14.13  12.05          68,432     2.00             2.15            0.10          41
   1.24    12.62  10.80          78,570     2.00             2.13           (0.07)         53

   3.40   $13.54  35.23%(4)    $  8,778     0.83%(3)(10)     1.34%(3)        1.42%(3)      18%(4)
  (6.35)   10.14 (37.51)         10,063     1.17             1.35            1.40         112
  (1.84)   16.49 (10.04)(4)      22,695     1.19(3)          1.34(3)         0.88(3)       53(4)


   1.30   $11.30  13.00%(4)    $    140     1.35%(3)        35.28%(3)        0.47%(3)      12%(4)

   1.27   $11.27  12.70%(4)    $    113     2.10%(3)        35.88%(3)       (0.28)%(3)     12%(4)

   1.30   $11.30  13.00%(4)    $    113     1.10%(3)        34.89%(3)        0.72%(3)      12%(4)


   3.72   $12.55  42.13%(4)    $ 74,199     1.45%(3)         1.63%(3)       (0.44)%(3)     56%(4)
  (5.95)    8.83 (40.26)         54,233     1.45             1.60           (0.38)         93
  (3.20)   14.78 (17.80)(4)     100,416     1.66(3)          1.76(3)        (0.68)(3)      27(4)
   1.65    17.98  10.10         130,028     1.55             1.55           (0.60)         77
   0.91    16.33   5.90         127,160     1.52             1.52           (0.50)        124
   2.02    15.42  15.07         142,651     1.53             1.53           (1.06)         46
  (0.57)   13.40  (4.08)        166,244     1.50             1.50           (1.22)        181

                        See Notes to Financial Statements

                               VIRTUS EQUITY TRUST
                        FINANCIAL HIGHLIGHTS (CONTINUED)
           SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
                             THROUGHOUT EACH PERIOD

                                     NET
                                    ASSET         NET           NET          TOTAL      DIVIDENDS   DISTRIBUTIONS
                                    VALUE,    INVESTMENT   REALIZED AND      FROM       FROM NET       FROM NET
                                  BEGINNING     INCOME      UNREALIZED    INVESTMENT   INVESTMENT      REALIZED         TOTAL
                                  OF PERIOD    (LOSS)(2)    GAIN (LOSS)   OPERATIONS     INCOME         GAINS       DISTRIBUTIONS
                                  ---------   ----------   ------------   ----------   ----------   -------------   -------------
MID-CAP GROWTH FUND (CONTINUED)
CLASS B
4/1/09 to 9/30/09(9)                $ 7.75      (0.06)         3.29          3.23          --             --               --
4/1/08 to 3/31/09                    13.09      (0.13)        (5.21)        (5.34)         --             --               --
11/1/07 to 3/31/08                   15.97      (0.08)        (2.80)        (2.88)         --             --               --
11/1/06 to 10/31/07                  14.61      (0.24)         1.60          1.36          --             --               --
11/1/05 to 10/31/06                  13.91      (0.18)         0.88          0.70          --             --               --
11/1/04 to 10/31/05                  12.18      (0.25)         1.98          1.73          --             --               --
11/1/03 to 10/31/04                  12.78      (0.25)        (0.35)        (0.60)         --             --               --
CLASS C
4/1/09 to 9/30/09(9)                $ 7.75      (0.06)         3.29          3.23          --             --               --
4/1/08 to 3/31/09                    13.07      (0.13)        (5.19)        (5.32)         --             --               --
11/1/07 to 3/31/08                   15.96      (0.08)        (2.81)        (2.89)         --             --               --
11/1/06 to 10/31/07                  14.60      (0.41)         1.77          1.36          --             --               --
11/1/05 to 10/31/06                  13.89      (0.19)         0.90          0.71          --             --               --
11/1/04 to 10/31/05                  12.16      (0.25)         1.98          1.73          --             --               --
11/1/03 to 10/31/04                  12.77      (0.24)        (0.37)        (0.61)         --             --               --
CLASS I
4/1/09 to 9/30/09(9)                $ 8.87      (0.01)         3.76          3.75          --             --               --
4/1/08 to 3/31/09                    14.80      (0.02)        (5.91)        (5.93)         --             --               --
11/1/07 to 3/31/08                   17.99      (0.03)        (3.16)        (3.19)         --             --               --
9/13/07(7) to 10/31/07               17.25      (0.09)         0.83          0.74          --             --               --
QUALITY LARGE-CAP VALUE FUND
CLASS A
4/1/09 to 9/30/09(9)                $ 6.32       0.04          2.05          2.09       (0.07)            --            (0.07)
4/1/08 to 3/31/09                    10.51       0.10         (4.24)        (4.14)      (0.05)            --            (0.05)
7/1/07 to 3/31/08                    13.67       0.04         (2.87)        (2.83)      (0.07)         (0.26)           (0.33)
7/1/06 to 6/30/07                    11.20       0.06          2.86          2.92       (0.05)         (0.40)           (0.45)
7/29/05(7) to 6/30/06                10.00       0.07          1.17          1.24       (0.04)            --            (0.04)
CLASS C
4/1/09 to 9/30/09(9)                $ 6.24       0.01          2.03          2.04       (0.05)            --            (0.05)
4/1/08 to 3/31/09                    10.40       0.03         (4.18)        (4.15)      (0.01)            --            (0.01)
7/1/07 to 3/31/08                    13.60      (0.03)        (2.85)        (2.88)      (0.06)         (0.26)           (0.32)
7/1/06 to 6/30/07                    11.18      (0.03)         2.85          2.82          --(5)       (0.40)           (0.40)
7/29/05(7) to 6/30/06                10.00         --(5)       1.19          1.19       (0.01)            --            (0.01)
CLASS I
4/1/09 to 9/30/09(9)                $ 6.32       0.05          2.05          2.10       (0.08)            --            (0.08)
6/6/08(7) to 3/31/09                 11.04       0.11         (4.76)        (4.65)      (0.07)            --            (0.07)
QUALITY SMALL-CAP FUND
CLASS A
4/1/09 to 9/30/09(9)                $ 6.29       0.06          2.57          2.63       (0.05)            --            (0.05)
4/1/08 to 3/31/09                     9.66       0.14         (3.37)        (3.23)      (0.14)            --(5)         (0.14)
9/1/07 to 3/31/08                    11.74       0.11         (2.08)        (1.97)      (0.08)         (0.03)           (0.11)
9/1/06 to 8/31/07                    10.05       0.25          1.51          1.76       (0.05)         (0.02)           (0.07)
6/28/06(7) to 8/31/06                10.00       0.03          0.02          0.05          --             --               --

         The footnote legend is at the end of the financial highlights.

                        See Notes to Financial Statements

                                                                   RATIO OF GROSS
                                                                     EXPENSES TO
               NET                      NET                             AVERAGE       RATIO OF NET
              ASSET                   ASSETS,      RATIO OF NET      NET ASSETS        INVESTMENT
CHANGE IN    VALUE,                   END OF        EXPENSES TO    (BEFORE WAIVERS   INCOME (LOSS)    PORTFOLIO
NET ASSET    END OF     TOTAL         PERIOD        AVERAGE NET           AND        TO AVERAGE NET    TURNOVER
  VALUE      PERIOD   RETURN(1)   (IN THOUSANDS)      ASSETS       REIMBURSEMENTS)       ASSETS          RATE
---------   -------   ---------   --------------   ------------   ----------------   --------------   ---------


   3.23      $10.98    41.68%(4)      $ 3,901       2.20%(3)           2.38%(3)         (1.16)%(3)       56%(4)
  (5.34)       7.75   (40.79)           3,795       2.20               2.34             (1.17)           93
  (2.88)      13.09   (18.03)(4)       10,600       2.40(3)            2.50(3)          (1.42)(3)        27(4)
   1.36       15.97     9.31           15,407       2.29               2.29             (1.53)           77
   0.70       14.61     5.03           10,102       2.27               2.27             (1.24)          124
   1.73       13.91    14.20           12,776       2.28               2.28             (1.81)           46
  (0.60)      12.18    (4.69)          15,549       2.24               2.24             (1.97)          181

   3.23      $10.98    41.68%(4)      $ 4,409       2.20%(3)           2.38%(3)         (1.24)%(3)       56%(4)
  (5.32)       7.75   (40.70)           2,509       2.20               2.35             (1.16)           93
  (2.89)      13.07   (18.11)(4)        5,629       2.41(3)            2.51(3)          (1.43)(3)        27(4)
   1.36       15.96     9.32            6,853       2.20               2.20             (2.60)           77
   0.71       14.60     5.11              530       2.27               2.27             (1.29)          124
   1.73       13.89    14.23              418       2.28               2.28             (1.81)           46
  (0.61)      12.16    (4.78)             350       2.24               2.24             (1.97)          181

   3.75      $12.62    42.28%(4)      $ 1,080       1.20%(3)           1.38%(3)         (0.21)%(3)       56%(4)
  (5.93)       8.87   (40.07)             765       1.20               1.35             (0.13)           93
  (3.19)      14.80   (17.73)(4)        1,472       1.40(3)            1.50(3)          (0.41)(3)        27(4)
   0.74       17.99     4.29(4)         2,086       1.09(3)            1.09(3)          (3.85)(3)        77(4)


   2.02      $ 8.34    33.31%(4)      $41,741       1.35%(3)           1.53%(3)          1.08%(3)       148%(4)
  (4.19)       6.32   (39.44)          44,283       1.35               1.46              1.16           140
  (3.16)      10.51   (21.06)(4)       90,476       1.52(3)            1.55(3)           0.45(3)        103(4)
   2.47       13.67    26.71           50,788       1.41               1.60              0.46           101
   1.20       11.20    12.41(4)         3,292       1.40(3)(6)         7.45(3)           0.72(3)        136(4)

   1.99      $ 8.23    32.77%(4)      $ 3,416       2.10%(3)           2.28%(3)          0.33%(3)       148%(4)
  (4.16)       6.24   (39.93)           2,997       2.10               2.20              0.33           140
  (3.20)      10.40   (21.54)(4)        8,950       2.27(3)            2.31(3)          (0.33)(3)       103(4)
   2.42       13.60    25.77            1,128       2.16               2.58             (0.22)          101
   1.18       11.18    11.85(4)           183       2.15(3)(6)         8.19(3)          (0.05)(3)       136(4)

   2.02      $ 8.34    33.47%(4)      $    80       1.10%(3)           1.28%(3)          1.31%(3)       148%(4)
  (4.72)       6.32   (42.22)(4)           58       1.10(3)            1.25(3)           1.68(3)        140(4)


   2.58      $ 8.87    42.21%(4)      $32,539       1.55%(3)           1.85%(3)          1.47%(3)         8%(4)
  (3.37)       6.29   (33.77)          23,355       1.45(9)            1.84              1.81            15
  (2.08)       9.66   (16.92)(4)       12,422       1.47(3)            1.63(3)           1.68(3)          0(4)
   1.69       11.74    17.51            8,506       1.40               2.19              2.14            17
   0.05       10.05     0.50(4)           101       1.40(3)           26.39(3)           1.82(3)          7(4)

                        See Notes to Financial Statements

                               VIRTUS EQUITY TRUST
                        FINANCIAL HIGHLIGHTS (CONTINUED)
           SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
                             THROUGHOUT EACH PERIOD

                                     NET
                                    ASSET         NET           NET          TOTAL     DIVIDENDS    DISTRIBUTIONS
                                    VALUE,    INVESTMENT   REALIZED AND      FROM       FROM NET       FROM NET
                                  BEGINNING     INCOME      UNREALIZED    INVESTMENT   INVESTMENT      REALIZED         TOTAL
                                  OF PERIOD    (LOSS)(2)    GAIN (LOSS)   OPERATIONS     INCOME         GAINS       DISTRIBUTIONS
                                  ---------   ----------   ------------   ----------   ----------   -------------   -------------
QUALITY SMALL-CAP FUND (CONTINUED)
CLASS C
4/1/09 to 9/30/09(9)                $ 6.28        0.03         2.59          2.62        (0.03)           --            (0.03)
4/1/08 to 3/31/09                     9.65        0.07        (3.37)        (3.30)       (0.07)           --(5)         (0.07)
9/1/07 to 3/31/08                    11.68        0.06        (2.06)        (2.00)          --         (0.03)           (0.03)
9/1/06 to 8/31/07                    10.04        0.10         1.57          1.67        (0.01)        (0.02)           (0.03)
6/28/06(7) to 8/31/06                10.00        0.02         0.02          0.04           --            --               --
CLASS I
4/1/09 to 9/30/09(9)                $ 6.29        0.07         2.58          2.65        (0.06)           --            (0.06)
4/1/08 to 3/31/09                     9.67        0.16        (3.38)        (3.22)       (0.16)           --(5)         (0.16)
9/1/07 to 3/31/08                    11.76        0.13        (2.08)        (1.95)       (0.11)        (0.03)           (0.14)
9/1/06 to 8/31/07                    10.06        0.21         1.57          1.78        (0.06)        (0.02)           (0.08)
6/28/06(7) to 8/31/06                10.00        0.07        (0.01)         0.06           --            --               --
SMALL-CAP CORE FUND
CLASS A
4/1/09 to 9/30/09(9)                $ 9.36       (0.02)        3.95          3.93           --            --               --
4/1/08 to 3/31/09                    14.76          --(5)     (3.89)        (3.89)          --(5)      (1.51)           (1.51)
1/01/08 to 3/31/08                   17.31       (0.02)       (2.53)        (2.55)          --            --               --
1/1/07 to 12/31/07                   19.46       (0.12)        0.10         (0.02)          --         (2.13)           (2.13)
1/1/06 to 12/31/06                   21.15       (0.12)        2.52          2.40           --         (4.09)           (4.09)
1/1/05 to 12/31/05                   20.59       (0.09)        0.65          0.56           --            --               --
1/1/04 to 12/31/04                   18.12       (0.10)        2.57          2.47           --            --               --
CLASS B
4/1/09 to 9/30/09(9)                $ 8.77       (0.06)        3.70          3.64           --            --               --
4/1/08 to 3/31/09                    14.03       (0.09)       (3.66)        (3.75)          --(5)      (1.51)           (1.51)
1/1/08 to 3/31/08                    16.48       (0.05)       (2.40)        (2.45)          --            --               --
1/1/07 to 12/31/07                   18.76       (0.26)        0.11         (0.15)          --         (2.13)           (2.13)
1/1/06 to 12/31/06                   20.67       (0.28)        2.46          2.18           --         (4.09)           (4.09)
1/1/05 to 12/31/05                   20.27       (0.23)        0.63          0.40           --            --               --
1/1/04 to 12/31/04                   17.94       (0.24)        2.57          2.33           --            --               --
CLASS C
4/1/09 to 9/30/09(9)                $ 8.78       (0.06)        3.71          3.65           --            --               --
4/1/08 to 3/31/09                    14.05       (0.09)       (3.67)        (3.76)          --(5)      (1.51)           (1.51)
1/1/08 to 3/31/08                    16.50       (0.05)       (2.40)        (2.45)          --            --               --
1/1/07 to 12/31/07                   18.79       (0.26)        0.10         (0.16)          --         (2.13)           (2.13)
1/1/06 to 12/31/06                   20.69       (0.28)        2.47          2.19           --         (4.09)           (4.09)
1/1/05 to 12/31/05                   20.30       (0.23)        0.62          0.39           --            --               --
1/1/04 to 12/31/04                   17.96       (0.24)        2.58          2.34           --            --               --
CLASS I
4/1/09 to 9/30/09(9)                $ 9.56       (0.01)        4.05          4.04           --            --               --
4/1/08 to 3/31/09                    15.02        0.03        (3.98)        (3.95)          --(5)      (1.51)           (1.51)
1/1/08 to 3/31/08                    17.60       (0.01)       (2.57)        (2.58)          --            --               --
1/1/07 to 12/31/07                   19.70       (0.08)        0.11          0.03           --         (2.13)           (2.13)
1/1/06 to 12/31/06                   21.31       (0.07)        2.55          2.48           --         (4.09)           (4.09)
1/1/05 to 12/31/05                   20.70       (0.04)        0.65          0.61           --            --               --
1/1/04 to 12/31/04                   18.17       (0.06)        2.59          2.53           --            --               --

         The footnote legend is at the end of the financial highlights.

                        See Notes to Financial Statements

                                                                   RATIO OF GROSS
                                                                     EXPENSES TO
              NET                       NET                            AVERAGE        RATIO OF NET
             ASSET                    ASSETS,      RATIO OF NET      NET ASSETS        INVESTMENT
CHANGE IN    VALUE,                   END OF        EXPENSES TO    (BEFORE WAIVERS   INCOME (LOSS)    PORTFOLIO
NET ASSET    END OF     TOTAL         PERIOD        AVERAGE NET          AND         TO AVERAGE NET    TURNOVER
  VALUE      PERIOD   RETURN(1)   (IN THOUSANDS)      ASSETS       REIMBURSEMENTS)       ASSETS         RATE
---------   -------   ---------   --------------   ------------   ----------------   --------------   ---------


   2.59      $ 8.87    41.76%(4)      $ 2,684        2.30%(3)          2.59%(3)          0.72%(3)         8%(4)
  (3.37)       6.28   (34.30)           1,436        2.19(9)           2.55              0.89            15
  (2.03)       9.65   (17.25)(4)        2,108        2.22(3)           2.38(3)           0.92(3)          0(4)
   1.64       11.68    16.61            1,354        2.16              3.45              0.89            17
   0.04       10.04     0.40(4)           138        2.15(3)          25.96(3)           1.38(3)          7(4)

   2.59      $ 8.88    42.38%(4)      $49,744        1.30%(3)          1.60%(3)          1.73%(3)         8%(4)
  (3.38)       6.29   (33.66)          33,496        1.19(8)           1.55              1.95            15
  (2.09)       9.67   (16.75)(4)       46,717        1.25(3)           1.42(3)           2.07(3)          0(4)
   1.70       11.76    17.74           10,691        1.15              2.54              1.82            17
   0.06       10.06     0.60(4)         1,070        1.15(3)          21.32(3)           3.85(3)          7(4)


   3.93      $13.29    41.99%(4)      $13,587        1.67%(3)          1.67%(3)         (0.41)%(3)       14%(4)
  (5.40)       9.36   (29.71)          10,339        1.59              1.59             (0.01)           95
  (2.55)      14.76   (14.73)(4)       20,204        1.66(3)           1.66(3)          (0.60)(3)         8(4)
  (2.15)      17.31    (0.32)          25,534        1.45              1.45             (0.63)           18
  (1.69)      19.46    11.70           33,383        1.47              1.47             (0.55)           26
   0.56       21.15     2.72           38,170        1.42              1.42             (0.45)           22
   2.47       20.59    13.63           73,825        1.41              1.41             (0.55)           16

   3.64      $12.41    41.51%(4)      $   875        2.42%(3)          2.42%(3)         (1.16)%(3)       14%(4)
  (5.26)       8.77   (30.30)             720        2.34              2.34             (0.78)           95
  (2.45)      14.03   (14.87)(4)        1,623        2.41(3)           2.41(3)          (1.35)(3)         8(4)
  (2.28)      16.48    (1.04)           2,136        2.20              2.20             (1.39)           18
  (1.91)      18.76    10.88            3,024        2.22              2.22             (1.30)           26
   0.40       20.67     1.97            3,960        2.19              2.19             (1.19)           22
   2.33       20.27    12.99            4,404        2.16              2.16             (1.31)           16

   3.65      $12.43    41.57%(4)      $ 4,759        2.42%(3)          2.42%(3)         (1.17)%(3)       14%(4)
  (5.27)       8.78   (30.33)           3,028        2.34              2.34             (0.79)           95
  (2.45)      14.05   (14.85)(4)        6,569        2.41(3)           2.41(3)          (1.35)(3)         8(4)
  (2.29)      16.50    (1.09)           8,590        2.20              2.20             (1.38)           18
  (1.90)      18.79    10.93           11,646        2.22              2.22             (1.30)           26
   0.39       20.69     1.92           14,102        2.19              2.19             (1.19)           22
   2.34       20.30    13.03           17,845        2.16              2.16             (1.31)           16

   4.04      $13.60    42.26%(4)      $26,825        1.41%(3)          1.41%(3)         (0.17)%(3)       14%(4)
  (5.46)       9.56   (29.59)          17,881        1.34              1.34              0.22            95
  (2.58)      15.02   (14.66)(4)       32,655        1.41(3)           1.41(3)          (0.36)(3)         8(4)
  (2.10)      17.60    (0.11)          42,525        1.20              1.20             (0.38)           18
  (1.61)      19.70    12.05           64,361        1.22              1.22             (0.30)           26
   0.61       21.31     2.95           78,290        1.17              1.17             (0.18)           22
   2.53       20.70    13.92           92,838        1.15              1.15             (0.32)           16

                        See Notes to Financial Statements

                               VIRTUS EQUITY TRUST
                        FINANCIAL HIGHLIGHTS (CONTINUED)
           SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
                             THROUGHOUT EACH PERIOD

                                     NET
                                    ASSET        NET           NET           TOTAL      DIVIDENDS   DISTRIBUTIONS
                                    VALUE,    INVESTMENT   REALIZED AND      FROM       FROM NET       FROM NET
                                  BEGINNING     INCOME      UNREALIZED    INVESTMENT   INVESTMENT      REALIZED         TOTAL
                                  OF PERIOD    (LOSS)(2)    GAIN (LOSS)   OPERATIONS     INCOME         GAINS       DISTRIBUTIONS
                                  ---------   ----------   ------------   ----------   ----------   -------------   -------------
SMALL-CAP GROWTH FUND
CLASS A
4/1/09 to 9/30/09(9)                $17.03      (0.14)          6.99          6.85         --             --              --
4/1/08 to 3/31/09                    30.28      (0.35)        (12.90)       (13.25)        --             --              --
1/1/08 to 3/31/08                    37.26      (0.12)         (6.86)        (6.98)        --             --              --
1/1/07 to 12/31/07                   34.30      (0.41)          3.37          2.96         --             --              --
1/1/06 to 12/31/06                   32.53      (0.39)          2.16          1.77         --             --              --
1/1/05 to 12/31/05                   29.65      (0.35)          3.23          2.88         --             --              --
1/1/04 to 12/31/04                   27.39      (0.31)          2.57          2.26         --             --              --
CLASS B
4/1/09 to 9/30/09(9)                $15.48      (0.20)          6.35          6.15         --             --              --
4/1/08 to 3/31/09                    27.73      (0.51)        (11.74)       (12.25)        --             --              --
1/1/08 to 3/31/08                    34.19      (0.16)         (6.30)        (6.46)        --             --              --
1/1/07 to 12/31/07                   31.71      (0.64)          3.12          2.48         --             --              --
1/1/06 to 12/31/06                   30.30      (0.59)          2.00          1.41         --             --              --
1/1/05 to 12/31/05                   27.82      (0.54)          3.02          2.48         --             --              --
1/1/04 to 12/31/04                   25.90      (0.50)          2.42          1.92         --             --              --
CLASS C
4/1/09 to 9/30/09(9)                $15.47      (0.20)          6.34          6.14         --             --              --
4/1/08 to 3/31/09                    27.72      (0.50)        (11.75)       (12.25)        --             --              --
1/1/08 to 3/31/08                    34.18      (0.16)         (6.30)        (6.46)        --             --              --
1/1/07 to 12/31/07                   31.70      (0.64)          3.12          2.48         --             --              --
1/1/06 to 12/31/06                   30.29      (0.59)          2.00          1.41         --             --              --
1/1/05 to 12/31/05                   27.81      (0.54)          3.02          2.48         --             --              --
1/1/04 to 12/31/04                   25.88      (0.49)          2.42          1.93         --             --              --
SMALL-CAP SUSTAINABLE GROWTH FUND
CLASS A
4/1/09 to 9/30/09(9)                $ 6.20      (0.04)          2.55          2.51         --             --              --
4/1/08 to 3/31/09                     9.15      (0.08)         (2.87)        (2.95)        --             --              --
9/1/07 to 3/31/08                    10.34      (0.07)         (1.12)        (1.19)        --             --              --
9/1/06 to 8/31/07                     9.79      (0.10)          0.65          0.55         --             --              --
6/28/06(7) to 8/31/06                10.00      (0.01)         (0.20)        (0.21)        --             --              --
CLASS C
4/1/09 to 9/30/09(9)                $ 6.06      (0.06)          2.49          2.43         --             --              --
4/1/08 to 3/31/09                     9.03      (0.12)         (2.85)        (2.97)        --             --              --
9/1/07 to 3/31/08                    10.25      (0.11)         (1.11)        (1.22)        --             --              --
9/1/06 to 8/31/07                     9.77      (0.18)          0.66          0.48         --             --              --
6/28/06(7) to 8/31/06                10.00      (0.03)         (0.20)        (0.23)        --             --              --
CLASS I
4/1/09 to 9/30/09(9)                $ 6.18      (0.03)          2.55          2.52         --             --              --
4/1/08 to 3/31/09                     9.19      (0.04)         (2.97)        (3.01)        --             --              --
9/1/07 to 3/31/08                    10.37      (0.05)         (1.13)        (1.18)        --             --              --
9/1/06 to 8/31/07                     9.79      (0.08)          0.66          0.58         --             --              --
6/28/06(7) to 8/31/06                10.00      (0.01)         (0.20)        (0.21)        --             --              --

         The footnote legend is at the end of the financial highlights.

                        See Notes to Financial Statements

                                                                   RATIO OF GROSS
                                                                     EXPENSES TO
              NET                       NET                            AVERAGE        RATIO OF NET
             ASSET                    ASSETS,      RATIO OF NET      NET ASSETS        INVESTMENT
CHANGE IN    VALUE,                   END OF        EXPENSES TO    (BEFORE WAIVERS    INCOME (LOSS)   PORTFOLIO
NET ASSET    END OF     TOTAL         PERIOD        AVERAGE NET          AND         TO AVERAGE NET    TURNOVER
  VALUE      PERIOD   RETURN(1)   (IN THOUSANDS)      ASSETS       REIMBURSEMENTS)       ASSETS          RATE
---------   -------   ---------   --------------   ------------   ----------------   --------------   ---------


   6.85      $23.88    40.22%(4)     $ 50,157        1.67%(3)          1.99%(3)          (1.38)%(3)      59%(4)
 (13.25)      17.03   (43.76)          39,353        1.84(8)           1.93              (1.42)         158
  (6.98)      30.28   (18.73)(4)       81,622        1.86(3)           1.86(3)           (1.44)(3)       14(4)
   2.96       37.26     8.63          104,135        1.67              1.72              (1.12)          35
   1.77       34.30     5.41          120,953        1.60              1.68              (1.16)          22
   2.88       32.53     9.75          168,527        1.58              1.69              (1.18)          38
   2.26       29.65     8.25          255,698        1.58              1.68              (1.15)          35

   6.15      $21.63    39.73%(4)     $  4,507        2.42%(3)          2.74%(3)          (2.13)%(3)      59%(4)
 (12.25)      15.48   (44.18)           4,162        2.59(8)           2.66              (2.17)         158
  (6.46)      27.73   (18.89)(4)       13,662        2.61(3)           2.61(3)           (2.20)(3)       14(4)
   2.48       34.19     7.82           19,320        2.42              2.47              (1.87)          35
   1.41       31.71     4.62           27,138        2.35              2.44              (1.91)          22
   2.48       30.30     8.95           41,105        2.34              2.44              (1.93)          38
   1.92       27.82     7.41           58,574        2.33              2.42              (1.93)          35

   6.14      $21.61    39.69%(4)     $  6,014        2.42%(3)          2.74%(3)          (2.13)%(3)      59%(4)
 (12.25)      15.47   (44.19)           4,562        2.59(8)           2.67              (2.17)         158
  (6.46)      27.72   (18.90)(4)       11,465        2.61(3)           2.61(3)           (2.19)(3)       14(4)
   2.48       34.18     7.82           15,352        2.42              2.47              (1.87)          35
   1.41       31.70     4.66           18,426        2.36              2.43              (1.91)          22
   2.48       30.29     8.92           23,653        2.34              2.44              (1.93)          38
   1.93       27.81     7.46           30,280        2.33              2.42              (1.92)          35


   2.51      $ 8.71    40.48%(4)     $  1,100        1.65%(3)          2.12%(3)          (0.95)%(3)      11%(4)
  (2.95)       6.20   (32.24)           2,185        1.44(8)           1.97              (0.87)          64
  (1.19)       9.15   (11.51)(4)        8,481        1.54(3)           1.84(3)           (1.12)(3)       12(4)
   0.55       10.34     5.62           10,222        1.40              2.16              (0.96)          26
  (0.21)       9.79    (2.10)(4)          100        1.40(3)          28.32(3)           (0.87)(3)        4(4)

   2.43      $ 8.49    40.10%(4)     $    338        2.40%(3)          2.88%(3)          (1.70)%(3)      11%(4)
  (2.97)       6.06   (32.89)             165        2.22(8)           2.72              (1.57)          64
  (1.22)       9.03   (11.90)(4)          181        2.29(3)           2.60(3)           (1.86)(3)       12(4)
   0.48       10.25     4.81              174        2.15              4.31              (1.78)          26
  (0.23)       9.77    (2.20)(4)           98        2.15(3)          29.09(3)           (1.61)(3)        4(4)

   2.52      $ 8.70    40.78%(4)     $  4,117        1.40%(3)          1.91%(3)          (0.74)%(3)      11%(4)
  (3.01)       6.18   (32.75)           6,010        1.23(8)           1.72              (0.55)          64
  (1.18)       9.19   (11.38)(4)        5,971        1.30(3)           1.60(3)           (0.88)(3)       12(4)
   0.58       10.37     5.92            6,231        1.16              2.94              (0.77)          26
  (0.21)       9.79    (2.10)(4)          898        1.15(3)          23.99(3)           (0.61)(3)        4(4)

                        See Notes to Financial Statements

                               VIRTUS EQUITY TRUST
                        FINANCIAL HIGHLIGHTS (CONTINUED)
           SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
                             THROUGHOUT EACH PERIOD

                                     NET
                                    ASSET         NET           NET          TOTAL      DIVIDENDS   DISTRIBUTIONS
                                    VALUE,    INVESTMENT   REALIZED AND      FROM       FROM NET       FROM NET
                                  BEGINNING     INCOME      UNREALIZED    INVESTMENT   INVESTMENT      REALIZED         TOTAL
                                  OF PERIOD    (LOSS)(2)    GAIN (LOSS)   OPERATIONS     INCOME         GAINS       DISTRIBUTIONS
                                  ---------   ----------   ------------   ----------   ----------   -------------   -------------
STRATEGIC GROWTH FUND
CLASS A
4/1/09 to 9/30/09(9)                $ 5.78      (0.01)          1.89         1.88           --             --              --
4/1/08 to 3/31/09                     9.50      (0.03)         (3.69)       (3.72)          --             --              --
5/1/07 to 3/31/08                     9.99      (0.05)         (0.44)       (0.49)          --             --              --
5/1/06 to 4/30/07                     9.78      (0.06)          0.27         0.21           --             --              --
5/1/05 to 4/30/06                     8.59      (0.06)          1.25         1.19           --             --              --
5/1/04 to 4/30/05                     8.64      (0.06)          0.01        (0.05)          --             --              --
5/1/03 to 4/30/04                     7.17      (0.06)          1.53         1.47           --             --              --
CLASS B
4/1/09 to 9/30/09(9)                $ 5.12      (0.03)          1.67         1.64           --             --              --
4/1/08 to 3/31/09                     8.48      (0.08)         (3.28)       (3.36)          --             --              --
5/1/07 to 3/31/08                     8.98      (0.11)         (0.39)       (0.50)          --             --              --
5/1/06 to 4/30/07                     8.86      (0.12)          0.24         0.12           --             --              --
5/1/05 to 4/30/06                     7.84      (0.12)          1.14         1.02           --             --              --
5/1/04 to 4/30/05                     7.94      (0.11)          0.01        (0.10)          --             --              --
5/1/03 to 4/30/04                     6.64      (0.11)          1.41         1.30           --             --              --
CLASS C
4/1/09 to 9/30/09(9)                $ 5.12      (0.04)          1.69         1.65           --             --              --
4/1/08 to 3/31/09                     8.49      (0.08)         (3.29)       (3.37)          --             --              --
5/1/07 to 3/31/08                     8.99      (0.11)         (0.39)       (0.50)          --             --              --
5/1/06 to 4/30/07                     8.87      (0.11)          0.23         0.12           --             --              --
5/1/05 to 4/30/06                     7.85      (0.12)          1.14         1.02           --             --              --
5/1/04 to 4/30/05                     7.95      (0.11)          0.01        (0.10)          --             --              --
5/1/03 to 4/30/04                     6.65      (0.12)          1.42         1.30           --             --              --
CLASS I
4/1/09 to 9/30/09(9)                $ 5.82         --(5)        1.90         1.90           --             --              --
4/1/08 to 3/31/09                     9.54      (0.01)         (3.71)       (3.72)          --             --              --
5/1/07 to 3/31/08                    10.01      (0.03)         (0.44)       (0.47)          --             --              --
9/29/06(7) to 4/30/07                 9.26      (0.01)          0.76         0.75           --             --              --
TACTICAL ALLOCATION FUND
CLASS A
4/1/09 to 9/30/09(9)                $ 6.33       0.08           1.43         1.51        (0.11)            --           (0.11)
4/1/08 to 3/31/09                     8.59       0.24          (2.18)       (1.94)       (0.26)         (0.06)          (0.32)
5/1/07 to 3/31/08                     9.71       0.22          (0.48)       (0.26)       (0.23)         (0.63)          (0.86)
5/1/06 to 4/30/07                     9.18       0.23           0.75         0.98        (0.24)         (0.21)          (0.45)
5/1/05 to 4/30/06                     8.90       0.22           0.44         0.66        (0.24)         (0.14)          (0.38)
5/1/04 to 4/30/05                     8.66       0.22           0.26         0.48        (0.24)            --           (0.24)
5/1/03 to 4/30/04                     7.92       0.22           0.76         0.98        (0.24)            --           (0.24)
CLASS B
4/1/09 to 9/30/09(9)                $ 6.39       0.05           1.44         1.49        (0.08)            --           (0.08)
4/1/08 to 3/31/09                     8.65       0.18          (2.18)       (2.00)       (0.20)         (0.06)          (0.26)
5/1/07 to 3/31/08                     9.77       0.15          (0.48)       (0.33)       (0.16)         (0.63)          (0.79)
5/1/06 to 4/30/07                     9.23       0.16           0.76         0.92        (0.17)         (0.21)          (0.38)
5/1/05 to 4/30/06                     8.95       0.15           0.44         0.59        (0.17)         (0.14)          (0.31)
5/1/04 to 4/30/05                     8.71       0.15           0.26         0.41        (0.17)            --           (0.17)
5/1/03 to 4/30/04                     7.96       0.16           0.76         0.92        (0.17)            --           (0.17)

         The footnote legend is at the end of the financial highlights.

                        See Notes to Financial Statements

                                                                   RATIO OF GROSS
                                                                    EXPENSES TO
               NET                      NET                           AVERAGE         RATIO OF NET
              ASSET                   ASSETS,      RATIO OF NET      NET ASSETS        INVESTMENT
CHANGE IN    VALUE,                   END OF        EXPENSES TO   (BEFORE WAIVERS     INCOME (LOSS)   PORTFOLIO
NET ASSET    END OF     TOTAL         PERIOD        AVERAGE NET         AND          TO AVERAGE NET    TURNOVER
  VALUE      PERIOD   RETURN(1)   (IN THOUSANDS)      ASSETS      REIMBURSEMENTS)         ASSETS         RATE
---------   -------   ---------   --------------   ------------   ----------------   --------------   ---------


   1.88      $ 7.66    32.53%(4)     $140,802         1.50%(3)         1.50%(3)          (0.38)%(3)     21%(4)
  (3.72)       5.78   (39.16)          71,082         1.53             1.53              (0.43)         91
  (0.49)       9.50    (4.90)(4)      133,119         1.44(3)          1.44(3)           (0.53)(3)      75(4)
   0.21        9.99     2.15          161,396         1.61             1.61              (0.61)         81
   1.19        9.78    13.85          106,693         1.62             1.62              (0.66)         63
  (0.05)       8.59    (0.58)         128,426         1.56             1.56              (0.67)        107
   1.47        8.64    20.50          162,974         1.52             1.52              (0.73)        167

   1.64      $ 6.76    32.03%(4)     $  4,255         2.25%(3)         2.25%(3)          (1.13)%(3)     21%(4)
  (3.36)       5.12   (39.62)           2,374         2.27             2.27              (1.18)         91
  (0.50)       8.48    (5.57)(4)        6,242         2.19(3)          2.19(3)           (1.27)(3)      75(4)
   0.12        8.98     1.35            9,932         2.36             2.36              (1.36)         81
   1.02        8.86    13.01            7,885         2.37             2.37              (1.41)         63
  (0.10)       7.84    (1.26)          11,006         2.32             2.32              (1.40)        107
   1.30        7.94    19.58           24,989         2.27             2.27              (1.48)        167

   1.65      $ 6.77    32.23%(4)     $  5,597         2.24%(3)         2.24%(3)          (1.15)%(3)     21%(4)
  (3.37)       5.12   (39.69)           1,685         2.28             2.28              (1.18)         91
  (0.50)       8.49    (5.56)(4)        3,625         2.19(3)          2.19(3)           (1.27)(3)      75(4)
   0.12        8.99     1.35            4,843         2.32             2.32              (1.30)         81
   1.02        8.87    12.99            1,490         2.37             2.37              (1.42)         63
  (0.10)       7.85    (1.26)           2,371         2.31             2.31              (1.42)        107
   1.30        7.95    19.55            3,713         2.27             2.27              (1.48)        167

   1.90      $ 7.72    32.65%(4)     $  4,022         1.26%(3)         1.26%(3)          (0.11)%(3)     21%(4)
  (3.72)       5.82   (38.99)           3,127         1.28             1.28              (0.18)         91
  (0.47)       9.54    (4.70)(4)        5,689         1.19(3)          1.19(3)           (0.27)(3)      75(4)
   0.75       10.01     8.10(4)         7,208         1.27(3)          1.27(3)           (0.24)(3)      81(4)


   1.40      $ 7.73    23.91%(4)     $194,049         1.38%(3)         1.38%(3)           2.24%(3)      91%(4)
  (2.26)       6.33   (23.17)         163,586         1.33             1.33               3.19          86
  (1.12)       8.59    (3.08)(4)      250,502         1.32(3)          1.32(3)            2.52(3)       44(4)
   0.53        9.71    10.93          296,354         1.34             1.34               2.47          46
   0.28        9.18     7.33          318,318         1.28             1.28               2.38          72
   0.24        8.90     5.53          350,609         1.28             1.28               2.46          59
   0.74        8.66    12.40          381,423         1.29             1.29               2.54          83

   1.41      $ 7.80    23.39%(4)     $  2,354         2.13%(3)         2.13%(3)           1.50%(3)      91%(4)
  (2.26)       6.39   (23.59)           2,217         2.08             2.08               2.38          86
  (1.12)       8.65    (3.79)(4)        4,820         2.06(3)          2.06(3)            1.76(3)       44(4)
   0.54        9.77    10.04            7,059         2.08             2.08               1.73          46
   0.28        9.23     6.58           10,997         2.03             2.03               1.62          72
   0.24        8.95     4.69           16,145         2.03             2.03               1.71          59
   0.75        8.71    11.61           24,228         2.04             2.04               1.82          83

                        See Notes to Financial Statements

                               VIRTUS EQUITY TRUST
                        FINANCIAL HIGHLIGHTS (CONTINUED)
           SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
                             THROUGHOUT EACH PERIOD

                                     NET
                                    ASSET         NET           NET          TOTAL     DIVIDENDS    DISTRIBUTIONS
                                    VALUE,    INVESTMENT   REALIZED AND      FROM       FROM NET       FROM NET
                                  BEGINNING     INCOME      UNREALIZED    INVESTMENT   INVESTMENT      REALIZED         TOTAL
                                  OF PERIOD    (LOSS)(2)    GAIN (LOSS)   OPERATIONS     INCOME         GAINS       DISTRIBUTIONS
                                  ---------   ----------   ------------   ----------   ----------   -------------   -------------
TACTICAL ALLOCATION FUND (CONTINUED)
CLASS C
4/1/09 to 9/30/09(9)                $6.44        0.05          1.46          1.51        (0.08)            --           (0.08)
4/1/08 to 3/31/09                    8.73        0.18         (2.21)        (2.03)       (0.20)         (0.06)          (0.26)
5/1/07 to 3/31/08                    9.86        0.16         (0.50)        (0.34)       (0.16)         (0.63)          (0.79)
5/1/06 to 4/30/07                    9.31        0.16          0.77          0.93        (0.17)         (0.21)          (0.38)
5/1/05 to 4/30/06                    9.02        0.15          0.45          0.60        (0.17)         (0.14)          (0.31)
5/1/04 to 4/30/05                    8.78        0.15          0.26          0.41        (0.17)            --           (0.17)
5/1/03 to 4/30/04                    8.02        0.15          0.78          0.93        (0.17)            --           (0.17)

FOOTNOTE LEGEND:

(1) Sales charges, where applicable, are not reflected in the total return calculation.

(2)  Computed using average shares outstanding.

(3)  Annualized.

(4)  Not annualized.

(5)  Amount is less than $0.005.

(6) For the Quality Large-Cap Value Fund, the ratio of net expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would have been 0.05% lower than the ratio shown in the table.

(7)  Inception date.

(8) Represents a blended Ratio, for more information regarding this see Note 3 in the Notes to Financial Statements.

(9)  Unaudited.

(10) Includes extraordinary expenses. See Note 3 in the Notes to Financial Statements.

                        See Notes to Financial Statements

                                                                   RATIO OF GROSS
                                                                     EXPENSES TO
               NET                      NET                            AVERAGE        RATIO OF NET
              ASSET                   ASSETS,      RATIO OF NET      NET ASSETS        INVESTMENT
CHANGE IN    VALUE,                   END OF        EXPENSES TO    (BEFORE WAIVERS    INCOME (LOSS)   PORTFOLIO
NET ASSET    END OF     TOTAL         PERIOD        AVERAGE NET          AND         TO AVERAGE NET    TURNOVER
  VALUE      PERIOD   RETURN(1)   (IN THOUSANDS)      ASSETS       REIMBURSEMENTS)        ASSETS         RATE
---------   -------   ---------   --------------   ------------   ----------------   --------------   ---------


  1.43       $7.87     23.52%(4)      $1,216          2.13%(3)         2.13%(3)          1.48%(3)       91%(4)
 (2.29)       6.44    (23.72)            800          2.08             2.08              2.38           86
 (1.13)       8.73     (3.85)(4)       1,840          2.07(3)          2.07(3)           1.78(3)        44(4)
  0.55        9.86     10.06           1,652          2.09             2.09              1.72           46
  0.29        9.31      6.64           1,888          2.03             2.03              1.63           72
  0.24        9.02      4.65           1,988          2.03             2.03              1.71           59
  0.76        8.78     11.64           1,980          2.04             2.04              1.77           83

                        See Notes to Financial Statements

                              VIRTUS EQUITY TRUST
                         NOTES TO FINANCIAL STATEMENTS
                         SEPTEMBER 30, 2009 (UNAUDITED)

1.   ORGANIZATION

     Virtus Equity Trust (the "Trust") is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.

     As of the date of this report, 13 funds are offered for sale (each a "Fund"), of which ten are reported in this semiannual report, each a diversified Fund, and each having a distinct investment objective.

     The Funds offer the following classes of shares for sale and have the following investment objectives:

                                                                                   CLASS A   CLASS B   CLASS C   CLASS I
                                    INVESTMENT OBJECTIVE                            SHARES    SHARES    SHARES    SHARES
                                    --------------------                           -------   -------   -------   -------
                                    Each Fund seeks to provide
Growth & Income Fund                capital appreciation and current income
Mid-Cap Core Fund                   long-term capital appreciation                    X          X        X          X
Mid-Cap Growth Fund                 capital appreciation                              X         --        X          X
Quality Large-Cap Value Fund        long-term capital appreciation                    X          X        X          X
Quality Small-Cap Fund              long-term capital appreciation                    X         --        X          X
                                    long-term capital appreciation with dividend      X         --        X          X
Small-Cap Core Fund                    income a secondary consideration
Small-Cap Growth Fund               long-term growth of capital                       X          X        X          X
Small-Cap Sustainable Growth Fund   long-term capital appreciation                    X          X        X         --
Strategic Growth Fund               long-term capital growth                          X         --        X          X
Tactical Allocation Fund            capital appreciation and income                   X          X        X          X
                                                                                      X          X        X         --

     Class A shares are sold with a front-end sales charge of up to 5.75% with some exceptions. Generally, Class A shares are not subject to any charges by the Funds when redeemed; however, a 1% contingent deferred sales charge ("CDSC") may be imposed on certain redemptions made within one year following purchases on which a finder's fee has been paid. The one-year period begins on the last day of the month preceding the month in which the purchase was made. Class B shares are sold with a contingent deferred sales charge, which declines from 5% to zero depending on the period of time the shares are held (see Note 12). Class C shares are sold with a 1% contingent deferred sales charge if redeemed within one year of purchase. Class I shares are sold without a sales charge.

     Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution and/or service expenses and has exclusive voting rights with respect to its distribution plan. Class I shares bear no distribution and/or service expenses. Income and other expenses and realized and unrealized gains and losses of each Fund are borne pro rata by the holders of each class of shares.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be significant.

A.   SECURITIES VALUATION:

     Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price.

     Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Due to continued volatility in the current market, valuations developed through pricing techniques may materially vary from the actual amounts realized upon sale of the securities.

     As required, some securities and assets may be valued at fair value as determined in good faith by or under the direction of the Trustees.

     Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.

     Investments in underlying money market mutual funds are valued at each fund's closing net asset value.

     Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

     The Funds utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels.

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     - Level 3 - prices determined using significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

                               VIRTUS EQUITY TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                         SEPTEMBER 30, 2009 (UNAUDITED)

     A summary of the inputs used to value each Fund's net assets by each major security type is located at the end of each Fund's Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

B.   SECURITY TRANSACTIONS AND RELATED INCOME:

     Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

     Dividend income is recorded using management's estimate of the income included in distributions received from REIT investments. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

C.   INCOME TAXES:

     Each Fund is treated as a separate taxable entity. It is the policy of each Fund in the Trust to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.

     The Trust may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which they invest.

     Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed each Fund's tax positions and has concluded that no provision for income tax is required in any Fund's financial statements. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each of the Funds' federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

D.   DISTRIBUTIONS TO SHAREHOLDERS:

     Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences may include the treatment of non-taxable dividends, market premium and discount, non-deductible expenses, expiring capital loss carryovers, foreign currency gain or loss, gain or loss on futures contracts, partnerships, operating losses and losses deferred due to wash sales. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital paid in on shares of beneficial interest.

E.   EXPENSES:

     Expenses incurred by the Trust with respect to more than one Fund are allocated in proportion to the net assets of each Fund, except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

F.   FOREIGN CURRENCY TRANSLATION:

     Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and the date it is paid is treated as a gain or loss on foreign currency. The Trust does not isolate that portion of the results of operations arising from changes in exchange rates or from fluctuations which arise due to changes in the market prices of securities.

G.   LOAN AGREEMENTS:

     Certain Funds may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. A Fund's investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the lender) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower.

     The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling, to pay the principal and interest when due.

     At September 30, 2009 the Funds did not have any open loan agreements.

H.   SECURITIES LENDING:

     Certain Funds may loan securities to qualified brokers through an agreement with State Street Bank and Trust Company ("State Street"). Under the terms of the agreement, the Funds are required to maintain collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan. Collateral may consist of cash and securities issued by the U.S. Government. Cash collateral is invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the borrower are recorded as income by the Fund net of fees charged by State Street for its services in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the foreclosure on collateral.

     At September 30, 2009, the Funds had no securities on loan.

3.   INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS
     ($ REPORTED IN THOUSANDS EXCEPT AS NOTED)

     Virtus Investment Advisers, Inc. ("VIA," the "Adviser"), is an indirect, wholly-owned subsidiary of Virtus Investment Partners, Inc. ("Virtus"). As compensation for its services to the Trust, the Adviser is entitled

                               VIRTUS EQUITY TRUST
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                         SEPTEMBER 30, 2009 (UNAUDITED)

to a fee based upon the following annual rates as a percentage of the average daily net assets of each Fund:

                                   FIRST      NEXT      OVER
                                    $50       $450      $500
                                  MILLION   MILLION   MILLION
                                  -------   -------   -------
Small-Cap Growth Fund .........    1.00%     0.90%      0.80%

                                               $400+
                                   FIRST      MILLION
                                    $400      THROUGH      $1+
                                  MILLION   $1 BILLION   BILLION
                                  -------   ----------   -------
Quality Small-Cap Fund ........    0.90%       0.85%      0.80%
Small-Cap Sustainable Growth ..    0.90%       0.85%      0.80%

                                   FIRST     OVER
                                   $500      $500
                                  MILLION   MILLION
                                  -------   -------
Mid-Cap Growth Fund ...........    0.80%    0.70%

                                                $1+
                                   FIRST      BILLION
                                     $1       THROUGH      $2+
                                  BILLION   $2 BILLION   BILLION
                                  -------   ----------   -------
Growth & Income Fund ..........    0.75%       0.70%      0.65%
Mid-Cap Core Fund .............    0.80%       0.75%      0.70%
Quality Large-Cap Value Fund ..    0.75%       0.70%      0.65%
Small-Cap Core Fund ...........    0.85%       0.85%      0.85%
Strategic Growth Fund .........    0.70%       0.65%      0.60%
Tactical Allocation Fund ......    0.70%       0.65%      0.60%

The Adviser has voluntarily agreed to limit total Fund operating expenses (excluding interest, taxes and extraordinary expenses) so that such expenses do not exceed the following percentages of the average annual net asset values for the following Funds. The voluntary agreement may be discontinued with respect to any and all Funds at any time.

                                  CLASS A   CLASS B   CLASS C   CLASS I
                                  -------   -------   -------   -------
Growth & Income Fund ..........    1.25%     2.00%     2.00%     1.00%
Mid-Cap Growth Fund ...........    1.45%     2.20%     2.20%     1.20%
Quality Large-Cap Value Fund ..    1.35%      N/A      2.10%     1.10%
Quality Small-Cap Fund ........    1.55%      N/A      2.30%     1.30%
Small-Cap Growth Fund .........    1.67%     2.42%     2.42%      N/A
Small-Cap Sustainable Growth
   Fund .......................    1.65%      N/A      2.40%     1.40%

For the Mid-Cap Core Fund, the Adviser has contractually agreed to limit the total operating expenses (excluding interest, taxes and extraordinary expenses) until June 30, 2010, so that such expenses do not exceed, on an annual basis, the following amounts:

CLASS A   CLASS B   CLASS C   CLASS I
-------   -------   -------   -------
 1.35%      N/A      2.10%     1.10%

For the Growth & Income Fund for the period ended September 30, 2009, the ratio of net expenses to average net assets reported in the financial highlights includes the effect of a $265 reimbursement of extraordinary legal expenses incurred during the fiscal years ended March 31, 2008 and August 31, 2007, along with an additional $96 of extraordinary expenses incurred in the current fiscal period. If excluded, the net expense ratios for the period ended September 30, 2009 would have been as follows: Class A 1.25%, Class B 2.00%, Class C 2.00%, Class I 1.00%.

The Adviser may recapture operating expenses waived or reimbursed under this arrangement, within three fiscal years following the end of the fiscal year in which such waiver or reimbursement occurred. Each Fund must pay its ordinary operating expenses before the Adviser is entitled to any reimbursement and must remain in compliance with applicable expense limitations. All or a portion of the following Adviser reimbursed expenses may be recaptured by the fiscal years ending:

                                   EXPIRATION DATE
                             --------------------------
                             2010   2011   2012   TOTAL
                             ----   ----   ----   -----
Growth & Income Fund .....    $ 7   $229   $347    $583
Mid-Cap Growth Fund ......     --     57    136     193
Quality Large-Cap Value
   Fund ..................     --     --     79      79
Quality Small-Cap Fund ...      9     40    244     293
Small-Cap Growth Fund ....     --     --     68      68
Small-Cap Sustainable
   Growth Fund ...........      8     28     73     109

The Adviser manages the Funds' investment program and general operations of the Funds, including oversight of the Funds' subadvisers. The subadvisers manage the investments of the Funds for which they are paid a fee by the Adviser. The subadvisers with respect to the Funds are indicated as follows:

FUND                                                    SUBADVISER
----                                                    ----------
Mid-Cap Core Fund ...................................   KAR*(3)
Mid-Cap Growth Fund .................................   HIM(2)
Quality Large-Cap Value Fund++ ......................   KAR*(3)
Quality Small-Cap Fund ..............................   KAR*(3)
Small-Cap Core Fund .................................   KAR*(3)
Small-Cap Growth Fund ...............................   EAM*(1)
Small-Cap Sustainable Growth Fund ...................   KAR*(3)
Strategic Growth Fund ...............................   SCM*(4)
Tactical Allocation Fund (Fixed Income Portfolio)+ ..   SCM*(4)

(1)  Engemann Asset Management

(2) Harris Investment Management, Inc. (a subsidiary of Harris Bankcorp, Inc., a minority investor in Virtus)

(3)  Kayne Anderson Rudnick Investment Management, LLC

(4)  SCM Advisors LLC

*    an affiliate of Virtus

+ Effective June 4, 2009, SCM Advisors LLC became the Fund's Subadviser. For the period April 1, 2009 through June 3, 2009, Goodwin Capital Advisers, Inc. was the Subadviser.

++ Effective September 1, 2009, Kayne Anderson Rudnick Investment Management became the Fund's Subadviser. For the period of April 1, 2009 through August 31, 2009, Acadian Asset Management LLC was the Subadviser.

                               VIRTUS EQUITY TRUST
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                         SEPTEMBER 30, 2009 (UNAUDITED)

As distributor of each Fund's shares, VP Distributors, Inc. ("VP Distributors"), an indirect wholly-owned subsidiary of Virtus, has advised the Fund that it retained net selling commissions and deferred sales charges for the six-month period ended (the "period") September 30, 2009, as follows:

                                              CLASS A -                 CLASS B -                CLASS C -
                                       NET SELLING COMMISSIONS   DEFERRED SALES CHARGES   DEFERRED SALES CHARGES
                                       -----------------------   ----------------------   ----------------------
Growth & Income Fund ...............             $ 2                      $ 4                      $--*
Mid-Cap Growth Fund ................               4                        2                       --*
Quality Large-Cap Value Fund .......               2                       --                       --*
Quality Small-Cap Fund .............               1                       --                        1
Small-Cap Core Fund ................               1                       --*                       2
Small-Cap Growth Fund ..............               2                        2                       --*
Small-Cap Sustainable Growth Fund ..              --*                      --                       --*
Strategic Growth Fund ..............               2                        2                       --*
Tactical Allocation Fund ...........               2                        1                       --*

*    AMOUNT IS LESS THAN $500 (NOT REPORTED IN THOUSANDS).

In addition, each Fund pays VP Distributors distribution and/or service fees at an annual rate of 0.25% for Class A shares, 1.00% for Class B shares and 1.00% for Class C shares applied to the average daily net assets of each respective Class.

Under certain circumstances, shares of certain Virtus Mutual Funds may be exchanged for shares of the same class of certain other Virtus Mutual Funds on the basis of the relative net asset values per share at the time of the exchange. On exchanges of share classes with CDSC, the CDSC schedule of the original shares purchased continues to apply.

VP Distributors serves as the Administrator to the Trust. For the period ended September 30, 2009, the Trust incurred administration fees totaling $328. VP Distributors also serves as the Trust's transfer agent. For the period ended September 30, 2009, transfer agent fees were $1,074 as reported in the Statements of Operations.

At September 30, 2009, Virtus and its affiliates, Harris Bankcorp, Inc. (a minority investor in Virtus), and the retirement plans of Virtus and its affiliates, held shares of the Funds which may be redeemed at any time that aggregated the following:

                                               AGGREGATE
                                     SHARES   NET ASSETS
                                    -------   ----------
Mid-Cap Core Fund
   Class A ......................    10,000     $  113
   Class C ......................    10,000        113
   Class I ......................    10,000        113
Quality Large-Cap Value Fund
   Class I ......................     9,247         77
Quality Small-Cap Fund
   Class I ......................   210,164      1,866
Small-Cap Sustainable Growth Fund
   Class C ......................    10,000         85

4.   PURCHASES AND SALES OF SECURITIES
     ($ REPORTED IN THOUSANDS)

Purchases and sales of investment securities (excluding U.S. Government and agency securities, short-term securities and forward currency contracts) during the period ended September 30, 2009, were as follows:

                                  PURCHASES    SALES
                                  ---------   -------
Growth & Income Fund ..........    $25,443    $50,275
Mid-Cap Core Fund .............        353         38
Mid-Cap Growth Fund ...........     41,246     44,434
Quality Large-Cap Value Fund ..     75,042     91,323
Quality Small-Cap Fund ........      5,337      6,771
Small-Cap Core Fund ...........      5,139      6,128
Small-Cap Growth Fund .........     33,022     38,192
Small-Cap Sustainable
   Growth Fund ................        964      7,086
Strategic Growth Fund .........     28,413     36,288
Tactical Allocation Fund ......     55,396     90,347

The Tactical Allocation Fund had purchases of $108,546 and sales of $78,791 of long-term U.S. Government and agency securities during the period ended September 30, 2009.

                               VIRTUS EQUITY TRUST
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                               SEPTEMBER 30, 2009

5.   CAPITAL SHARE TRANSACTIONS
     (REPORTED IN THOUSANDS)

Transactions in shares of capital stock, during the periods ended as indicated below, were as follows:

                                SHARES     AMOUNT    SHARES    AMOUNT
                                ------   ---------   ------   --------
                                 Six Months Ended
                                September 30, 2009       Year Ended
                                    (Unaudited)        March 31, 2009
                                ------------------   -----------------
GROWTH & INCOME FUND

CLASS A
Sale of shares                     748   $  8,951       984   $ 12,176
Reinvestment of distributions       81        928        95      1,284
Shares repurchased              (2,164)   (27,988)   (2,598)   (34,224)
                                ------   --------    ------   --------
Net Increase / (Decrease)       (1,335)  $(18,109)   (1,519)  $(20,764)
                                ======   ========    ======   ========
CLASS B
Sale of shares                      13   $    145        50   $    625
Reinvestment of distributions        4         44        --         --
Shares repurchased                (134)    (1,530)     (475)    (6,298)
                                ------   --------    ------   --------
Net Increase / (Decrease)         (117)  $ (1,341)     (425)  $ (5,673)
                                ======   ========    ======   ========
CLASS C
Sale of shares                      20   $    235        75   $    931
Reinvestment of distributions       15        169         1          9
Shares repurchased                (186)    (2,184)     (606)    (7,478)
                                ------   --------    ------   --------
Net Increase / (Decrease)         (151)  $ (1,780)     (530)  $ (6,538)
                                ======   ========    ======   ========
CLASS I
Sale of shares                       6   $     75        80   $    922
Reinvestment of distributions        6         70        12        169
Shares repurchased                (356)    (4,443)     (476)    (6,918)
                                ------   --------    ------   --------
Net Increase / (Decrease)         (344)  $ (4,298)     (384)  $ (5,827)
                                ======   ========    ======   ========

                                  From Inception,
                                 June 22, 2009 to
                                September 30, 2009
                                    (Unaudited)
                                ------------------
MID-CAP CORE FUND

CLASS A
Sale of shares                       12   $125
                                    ---   ----
Net Increase / (Decrease)            12   $125
                                    ===   ====
CLASS C
Sale of shares                       10   $100
                                    ---   ----
Net Increase / (Decrease)            10   $100
                                    ===   ====
Sale of shares                       10   $100
                                    ---   ----
Net Increase / (Decrease)            10   $100
                                    ===   ====

                               VIRTUS EQUITY TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                               SEPTEMBER 30, 2009

                                    SHARES      AMOUNT    SHARES      AMOUNT
                                    ------     --------   ------     --------
                                      Six Months Ended
                                     September 30, 2009        Year Ended
                                        (Unaudited)          March 31, 2009
                                    -------------------   -------------------
MID-CAP GROWTH FUND

CLASS A
Sale of shares                         281     $  3,062      406     $  4,721
Shares repurchased                    (512)      (5,647)  (1,058)     (13,070)
                                    ------     --------   ------     --------
Net Increase / (Decrease)             (231)    $ (2,585)    (652)    $ (8,349)
                                    ======     ========   ======     ========
CLASS B
Sale of shares                          13     $    120       44     $    465
Shares repurchased                    (147)      (1,409)    (365)      (3,914)
                                    ------     --------   ------     --------
Net Increase / (Decrease)             (134)    $ (1,289)    (321)    $ (3,449)
                                    ======     ========   ======     ========
CLASS C
Sale of shares                         127     $  1,178       20     $    168
Shares repurchased                     (49)        (456)    (127)      (1,442)
                                    ------     --------   ------     --------
Net Increase / (Decrease)               78     $    722     (107)    $ (1,274)
                                    ======     ========   ======     ========
CLASS I
Sale of shares                           9     $    100       17     $    161
Shares repurchased                     (10)        (113)     (30)        (273)
                                    ------     --------   ------     --------
Net Increase / (Decrease)               (1)    $    (13)     (13)    $   (112)
                                    ======     ========   ======     ========
QUALITY LARGE-CAP VALUE FUND

CLASS A
Sale of shares                         369     $  2,545    1,003     $  8,140
Reinvestment of distributions           58          399       44          338
Shares repurchased                  (2,431)     (18,442)  (2,643)     (23,963)
                                    ------     --------   ------     --------
Net Increase / (Decrease)           (2,004)    $(15,498)  (1,596)    $(15,485)
                                    ======     ========   ======     ========
CLASS C
Sale of shares                          24     $    173      104     $    641
Reinvestment of distributions            2           15       --(1)         3
Shares repurchased                     (92)        (661)    (484)      (4,219)
                                    ------     --------   ------     --------
Net Increase / (Decrease)              (66)    $   (473)    (380)    $ (3,575)
                                    ======     ========   ======     ========
CLASS I
Sale of shares                          --(1)  $      3        9     $    100
Reinvestment of distributions           --(1)         1       --(1)         1
Shares repurchased                      --           --       --           --
                                    ------     --------   ------     --------
Net Increase / (Decrease)               --(1)  $      4        9     $    101
                                    ======     ========   ======     ========
QUALITY SMALL-CAP FUND

CLASS A
Sale of shares                         691     $  5,540    3,361     $ 23,505
Reinvestment of distributions           26          187       22          180
Shares repurchased                    (765)      (6,166)    (953)      (7,251)
                                    ------     --------   ------     --------
Net Increase / (Decrease)              (48)    $   (439)   2,430     $ 16,434
                                    ======     ========   ======     ========

(1)  Shares fewer than 500.

                               VIRTUS EQUITY TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                               SEPTEMBER 30, 2009

                                    SHARES      AMOUNT    SHARES      AMOUNT
                                    ------     --------   ------     --------
                                      Six Months Ended
                                     September 30, 2009        Year Ended
                                        (Unaudited)          March 31, 2009
                                    -------------------   -------------------
QUALITY SMALL-CAP FUND (CONTINUED)

CLASS C
Sale of shares                          99     $    747       81     $    692
Reinvestment of distributions            1            6        2           16
Shares repurchased                     (26)        (208)     (73)        (533)
                                    ------     --------   ------     --------
Net Increase / (Decrease)               74     $    545       10     $    175
                                    ======     ========   ======     ========
CLASS I
Sale of shares                       1,315     $ 10,574    3,836     $ 34,591
Reinvestment of distributions           44          319      121          996
Shares repurchased                  (1,085)      (8,485)  (3,461)     (27,168)
                                    ------     --------   ------     --------
Net Increase / (Decrease)              274     $  2,408      496     $  8,419
                                    ======     ========   ======     ========
SMALL-CAP CORE FUND

CLASS A
Sale of shares                          86     $    997      160     $  1,828
Reinvestment of distributions           --           --      125        1,740
Shares repurchased                    (169)      (1,984)    (548)      (6,771)
                                    ------     --------   ------     --------
Net Increase / (Decrease)              (83)    $   (987)    (263)    $ (3,203)
                                    ======     ========   ======     ========
CLASS B
Sale of shares                           1     $     14        6     $     66
Reinvestment of distributions           --           --       10          127
Shares repurchased                     (13)        (142)     (49)        (609)
                                    ------     --------   ------     --------
Net Increase / (Decrease)              (12)    $   (128)     (33)    $   (416)
                                    ======     ========   ======     ========
CLASS C
Sale of shares                          73     $    828       65     $    686
Reinvestment of distributions           --           --       33          434
Shares repurchased                     (35)        (379)    (221)      (2,595)
                                    ------     --------   ------     --------
Net Increase / (Decrease)               38     $    449     (123)    $ (1,475)
                                    ======     ========   ======     ========
CLASS I
Sale of shares                         288     $  3,641      755     $  8,235
Reinvestment of distributions           --           --      189        2,695
Shares repurchased                    (186)      (2,101)  (1,246)     (13,835)
                                    ------     --------   ------     --------
Net Increase / (Decrease)              102     $  1,540     (302)    $ (2,905)
                                    ======     ========   ======     ========
SMALL-CAP GROWTH FUND

CLASS A
Sale of shares                          77     $  1,547      223     $  5,428
Shares repurchased                    (287)      (6,282)    (607)     (14,130)
                                    ------     --------   ------     --------
Net Increase / (Decrease)             (210)    $ (4,735)    (384)    $ (8,702)
                                    ======     ========   ======     ========
CLASS B
Sale of shares                           6     $    108       17     $    363
Shares repurchased                     (66)      (1,218)    (241)      (5,396)
                                    ------     --------   ------     --------
Net Increase / (Decrease)              (60)    $ (1,110)    (224)    $ (5,033)
                                    ======     ========   ======     ========

                               VIRTUS EQUITY TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                               SEPTEMBER 30, 2009

                                    SHARES      AMOUNT    SHARES      AMOUNT
                                    ------     -------    ------     --------
                                      Six Months Ended
                                     September 30, 2009        Year Ended
                                        (Unaudited)          March 31, 2009
                                    -------------------   -------------------
SMALL-CAP GROWTH FUND (CONTINUED)

CLASS C
Sale of shares                           5     $    98         6     $    140
Shares repurchased                     (22)       (412)     (125)      (2,747)
                                    ------     -------    ------     --------
Net Increase / (Decrease)              (17)    $  (314)     (119)    $ (2,607)
                                    ======     =======    ======     ========
SMALL-CAP SUSTAINABLE GROWTH FUND

CLASS A
Sale of shares                          98     $   732       455     $  4,243
Shares repurchased                    (324)     (2,764)   (1,029)      (8,332)
                                    ------     -------    ------     --------
Net Increase / (Decrease)             (226)    $(2,032)     (574)    $ (4,089)
                                    ======     =======    ======     ========
CLASS C
Sale of shares                          15     $   115        20     $    167
Shares repurchased                      (3)        (19)      (13)         (88)
                                    ------     -------    ------     --------
Net Increase / (Decrease)               12     $    96         7     $     79
                                    ======     =======    ======     ========
CLASS I
Sale of shares                          76     $   575     1,221     $  9,609
Shares repurchased                    (575)     (4,570)     (899)      (5,853)
                                    ------     -------    ------     --------
Net Increase / (Decrease)             (499)    $(3,995)      322     $  3,756
                                    ======     =======    ======     ========
STRATEGIC GROWTH FUND

CLASS A
Sale of shares                         325     $ 2,197       306     $  2,357
Plan of Reorganization (Note 11)     7,016      44,358        --           --
Shares repurchased                  (1,254)     (8,677)   (2,012)     (14,759)
                                    ------     -------    ------     --------
Net Increase / (Decrease)            6,087     $37,878    (1,706)    $(12,402)
                                    ======     =======    ======     ========
CLASS B
Sale of shares                          21     $   128        41     $    280
Plan of Reorganization (Note 11)       292       1,633        --           --
Shares repurchased                    (147)       (882)     (313)      (2,140)
                                    ------     -------    ------     --------
Net Increase / (Decrease)              166     $   879      (272)    $ (1,860)
                                    ======     =======    ======     ========
CLASS C
Sale of shares                          21     $   128        19     $    119
Plan of Reorganization (Note 11)       749       4,197        --           --
Shares repurchased                    (272)     (1,628)     (117)        (744)
                                    ------     -------    ------     --------
Net Increase / (Decrease)              498     $ 2,697       (98)    $   (625)
                                    ======     =======    ======     ========
CLASS I
Sale of shares                          12     $    80        16     $    109
Plan of Reorganization (Note 11)        --          --        --           --
Shares repurchased                     (29)       (191)      (75)        (473)
                                    ------     -------    ------     --------
Net Increase / (Decrease)              (17)    $  (111)      (59)    $   (364)
                                    ======     =======    ======     ========

                               VIRTUS EQUITY TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                               SEPTEMBER 30, 2009

                                    SHARES      AMOUNT    SHARES      AMOUNT
                                    ------     --------   ------     --------
                                      Six Months Ended
                                     September 30, 2009        Year Ended
                                        (Unaudited)          March 31, 2009
                                    -------------------   -------------------
TACTICAL ALLOCATION FUND

CLASS A
Sale of shares                         163     $ 1,175       325     $  2,428
Reinvestment of distributions          298       2,161       937        7,015
Shares repurchased                  (1,204)     (8,700)   (4,576)     (33,758)
                                    ------     -------    ------     --------
Net Increase / (Decrease)             (743)    $(5,364)   (3,314)    $(24,315)
                                    ======     =======    ======     ========
CLASS B
Sale of shares                          21     $   151        30     $    225
Reinvestment of distributions            3          23        14          104
Shares repurchased                     (69)       (498)     (254)      (1,988)
                                    ------     -------    ------     --------
Net Increase / (Decrease)              (45)    $  (324)     (210)    $ (1,659)
                                    ======     =======    ======     ========
CLASS C
Sale of shares                          34     $   249        21     $    145
Reinvestment of distributions            1           9         3           26
Shares repurchased                      (5)        (34)     (111)        (941)
                                    ------     -------    ------     --------
Net Increase / (Decrease)               30     $   224       (87)    $   (770)
                                    ======     =======    ======     ========

                               VIRTUS EQUITY TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                         SEPTEMBER 30, 2009 (UNAUDITED)

6.   10% SHAREHOLDERS

     At September 30, 2009, the Funds had individual shareholder accounts and/or omnibus shareholder accounts (comprised of a group of individual shareholders), which amounted to more than 10% of the total shares outstanding of the Funds as detailed below.

                                     % OF    NUMBER OF
                                    SHARES    ACCOUNTS
                                    ------   ---------
Mid-Cap Core Fund
   Class A ......................     31         1*
   Class C ......................     31         1*
   Class I ......................     31         1*
Small-Cap Sustainable Growth Fund
   Class A ......................     40         2*
   Class I ......................     34         1

*    INCLUDES SHAREHOLDER ACCOUNT AFFILIATED WITH VIRTUS.

7.   INDEMNIFICATIONS

     Under the Funds' organizational documents, their Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, the Funds enter into contracts that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these arrangements.

8.   REGULATORY EXAMS

     Federal and state regulatory authorities from time to time make inquiries and conduct examinations regarding compliance by Virtus and its subsidiaries (collectively "the Company") with securities and other laws and regulations affecting their registered products.

     There are currently no such matters which the Company believes will be material to these financial statements.

9.   FEDERAL INCOME TAX INFORMATION
     ($ REPORTED IN THOUSANDS)

     At September 30, 2009, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by the Funds were as follows:

                                                                                  NET UNREALIZED
                                        FEDERAL    UNREALIZED      UNREALIZED      APPRECIATION
FUND                                   TAX COST   APPRECIATION   (DEPRECIATION)   (DEPRECIATION)
----                                   --------   ------------   --------------   --------------
Growth & Income Fund ...............   $112,340      $33,299        $(1,891)          $31,408
Mid-Cap Core Fund ..................        330           38             (2)               36
Mid-Cap Growth Fund ................     75,872       12,867         (4,994)            7,873
Quality Large-Cap Value Fund .......     43,431        2,188           (335)            1,853
Quality Small-Cap Fund .............     79,341       11,035         (4,901)            6,134
Small-Cap Core Fund ................     38,081        8,613            (63)            8,550
Small-Cap Growth Fund ..............     50,895       12,031         (2,004)           10,027
Small-Cap Sustainable Growth Fund ..      4,975        1,178           (336)              842
Strategic Growth Fund ..............    134,759       26,426         (5,690)           20,736
Tactical Allocation Fund ...........    175,431       25,157         (2,928)           22,229

The Funds have capital loss carryovers which may be used to offset future capital gains, as follows:

                                                          EXPIRATION YEAR
                                  --------------------------------------------------------------
                                    2010      2011     2012    2014    2016      2017     TOTAL
                                  -------   -------   ------   ----   ------   -------   -------
Growth & Income Fund ..........   $ 9,552   $18,605   $2,953   $ --   $   --   $ 6,192   $37,302
Mid-Cap Growth Fund ...........    30,519        --       --     --    3,884     9,046    43,449
Quality Large-Cap Value Fund ..        --       407       --     --       --    25,023    25,430
Quality Small-Cap Fund ........        --        --       --     --       --     2,331     2,331
Small-Cap Core Fund ...........        --        --       --     --       --     4,753     4,753
Small-Cap Growth Fund .........    66,001     8,840       --     --       --     3,054    77,895
Small-Cap Sustainable
   Growth Fund ................        --        --       --      2      310     1,243     1,555
Strategic Growth Fund .........    39,493    13,554      329    686       --    15,188    69,250
Tactical Allocation Fund ......        --        --       --     --       --     2,539     2,539

The Trust may not realize the benefit of these losses to the extent each Fund does not realize gains on investments prior to the expiration of the capital loss carryovers.

                               VIRTUS EQUITY TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                         SEPTEMBER 30, 2009 (UNAUDITED)

10.  CREDIT RISK AND ASSET CONCENTRATIONS

     In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund's ability to repatriate such amounts.

     High-yield/high-risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high-yield securities may be complex, and as a result, it may be more difficult for the Adviser and/or Subadviser to accurately predict risk.

     Lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities. Sector ETFs are subject to sector risks and non-diversification risks, which may result in greater price fluctuations than the overall market. When a Fund invests in ETFs, it indirectly bears its proportionate share of the operating expenses of the underlying funds. Indirectly, the Fund is subject to all risks associated with the underlying ETFs.

     Certain Funds may invest a high percentage of their assets in specific sectors of the market in their pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if a Fund did not concentrate its investments in such sectors.

     At September 30, 2009, the Funds listed held securities issued by various companies in specific sectors as detailed below:

                                                     PERCENTAGE
                                                     OF TOTAL
FUND                                SECTOR           INVESTMENTS
----                        ----------------------   -----------
Mid-Cap Core Fund .......        Industrials             25%
Mid-Cap Growth Fund .....   Information Technology       25
Quality Small-Cap Fund ..        Industrials             27
Small-Cap Core Fund .....        Industrials             25
Small-Cap Growth Fund ...   Information Technology       31
Small-Cap Sustainable
   Growth Fund ..........   Information Technology       31
Strategic Growth Fund ...   Information Technology       36

11.  PLAN OF REORGANIZATION
     (ALL AMOUNTS EXCEPT FOR THE PER SHARE AMOUNTS ARE REPORTED IN THOUSANDS)

     On April 24, 2009, the Virtus Strategic Growth Fund (the "Strategic Growth Fund") acquired all of the net assets of the Virtus All-Cap Growth Fund ("All-Cap Growth Fund") pursuant to an Agreement and Plan of Reorganization approved by the shareholders of the Virtus All-Cap Growth Fund, a former series of Virtus Equity Trust, at a reconvened special meeting of shareholders of All-Cap Growth Fund, held on April 21, 2009. The acquisition was accomplished by a tax-free exchange of 7,016 Class A shares, 292 Class B shares, and 749 Class C shares of the All-Cap Growth Fund outstanding on April 24, 2009 (valued at $44,358, $1,633, and $4,197, respectively) for Class A shares, Class B shares, and Class C shares of the Strategic Growth Fund outstanding on April 24, 2009. The All-Cap Growth Fund had net assets on that date of $50,189 including $5,314 of net unrealized depreciation which were combined with those of the Strategic Growth Fund. The aggregate net assets of the Strategic Growth Fund immediately after the merger were $135,437. The shareholders of the All-Cap Growth Fund received for each share owned 1.33, 1.20, and 1.20 shares of Class A, B and C shares, respectively, of the Strategic Growth Fund.

12.  SUBSEQUENT EVENT EVALUATIONS

     Management has evaluated the impact of all subsequent events on the Funds through November 19, 2009, the date the financial statements were available for issuance, and has determined that the following subsequent events require recognition or disclosure in the financial statements.

     Effective December 1, 2009 (the "Closing Date"), Class B Shares of the Virtus Mutual Funds will no longer be available for purchase by new or existing shareholders, except by existing shareholders through Qualifying Transactions (for information regarding Qualifying Transactions refer to each Fund's prospectus).

              CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS
                    FOR VIRTUS MID-CAP CORE FUND (THE "FUND")
                            BY THE BOARD OF TRUSTEES
                                   (UNAUDITED)

The Board of Trustees of Virtus Equity Trust (the "Trust"), along with the Boards of Trustees of the other trusts in the Virtus family of funds (collectively, the "Board"), is responsible for determining whether to approve the entering into and continuation of the investment advisory and subadvisory agreement (each, an "Agreement") for the Virtus Mutual Funds including the Fund. At a meeting held on February 24-25, 2009, the Board, including a majority of the Trustees who are not interested persons as defined in Section 2(a)(19) of the Investment Company Act of 1940, considered and approved the Agreements for the Fund, as further discussed below. In approving the Agreements, the Board determined that the retention of the adviser and subadviser was in the best interests of the Fund and its shareholders.

In reaching their decisions, the Board considered information for other Virtus Mutual Funds furnished throughout the year at regular Board meetings as well as information prepared specifically in connection with the approval review process. During the approval review process, the Board received assistance and advice from and met separately with independent legal counsel. The Board's determination contemplated a number of factors that the Trustees believed to be relevant. Some of the factors that the Board considered are described below, although the Trustees did not identify any particular information or factor as controlling, but, instead, the Board considered the Agreements in the totality of the circumstances. Each individual Trustee may have evaluated the information presented differently, giving different weights to different factors.

NATURE, EXTENT AND QUALITY OF SERVICES. The Fund is managed using a "manager of managers" structure that generally involves the use of one or more subadvisers to manage some or all of the Fund's portfolio. Under this structure, Virtus Investment Advisers, Inc. ("VIA") is responsible for evaluating and selecting subadvisers on an ongoing basis and for making any recommendations to the Board regarding hiring, retaining or replacing subadvisers. Therefore, in considering the Agreement with VIA as adviser the Trustees considered VIA's existing process for supervising and managing the other Virtus Mutual Fund subadvisers, including
(a) VIA's ability to select and monitor the subadvisers; (b) VIA's ability to provide the services necessary to monitor the subadvisers' compliance with the Fund's investment objective, policies and restrictions as well as provide other oversight activities; and (c) VIA's ability and willingness to identify instances in which a subadviser should be replaced and to carry out the required changes. The Trustees also considered: (d) the experience, capability and integrity of VIA's management and other personnel; (e) the financial position of VIA; (f) the quality of VIA's own regulatory and legal compliance policies, procedures and systems; (g) the nature, extent and quality of administrative and other services provided by VIA to the Virtus Mutual Funds; and (h) VIA's supervision of the Virtus Mutual Funds' other service providers. Finally, the Board also noted the extent of benefits that are provided to Virtus Mutual Fund shareholders as a result of being part of the Virtus family of funds, including the right to exchange investments between the same class of Virtus Mutual Funds without a sales charge, the ability to reinvest Virtus Mutual Fund dividends into other Virtus Mutual Funds and the right to combine holdings in other Virtus Mutual Funds to obtain a reduced sales charge.

With respect to the subadvisory Agreement, the Board noted that Kayne Anderson Rudnick Investment Management, LLC (the "Subadviser") provided information with respect to portfolio management, compliance with the Fund's investment policies and procedures, and compliance with applicable securities laws and assurances thereof. In considering the approval of the subadvisory Agreement, the Board considered the Subadviser's investment management process, including (a) the experience, capability and integrity of the Subadviser's management and other personnel committed by the Subadviser to manage the Fund; (b) the financial position of the Subadviser; (c) the quality and commitment of the Subadviser's regulatory and legal compliance policies, procedures and systems and (d) the Subadviser's brokerage and trading practices.

After considering all of the information provided to them, the Trustees concluded that the nature, extent and quality of the services provided by VIA and the Subadviser were reasonable and beneficial to the Fund and its shareholders.

INVESTMENT PERFORMANCE. Because the Fund had not commenced operations, the Board could not evaluate prior investment performance for the Fund. The Board noted that the Subadviser would attempt to build a diversified portfolio for the Fund of stocks of high-quality companies, purchased at discount values. The Board then reviewed the performance of the Subadviser's composite of accounts with substantially similar investment objectives, strategies and policies to the Fund.

PROFITABILITY. The Board also considered the level of profits to be realized by VIA and its affiliates in connection with the operation of the Fund, noting VIA's intention to cap the Fund's total expenses during the startup phase. The Board noted that the profitability appeared reasonable and concluded that the profitability to VIA from the Fund was reasonable in light of the quality of all services rendered to the Fund by VIA and its affiliates and the expense caps to be implemented.

The Board did not separately review profitability information for the Subadviser, noting that the subadvisory fees are paid by VIA rather than by the Fund.

 MANAGEMENT FEES AND TOTAL EXPENSES. In evaluating the management fees and total expenses of the Fund, the Board reviewed information provided by VIA and comparisons to other funds in the Fund's peer group. As noted above, the Board also noted the reimbursements that would be provided to the Fund in order to limit the total expenses incurred by the Fund and its shareholders. Based upon the information presented by VIA, the Trustees determined that the management fees charged by VIA and the total expenses of the Fund were reasonable.

The Board acknowledged that the subadvisory fees to be paid would be paid by VIA and not by the Fund. The Board noted that the subadvisory fees appeared to be reasonable in light of the quality of services to be rendered by the Subadviser.

ECONOMIES OF SCALE. The Board noted that the management fees for the Fund included breakpoints based on assets under management, and contractual reimbursements which would also be in place for the Fund. The Board determined that VIA and the Fund likely would achieve certain economies of scale, particularly in relationship to certain fixed costs, and shareholders of the Fund would have an opportunity to benefit from these economies of scale.

In considering the subadvisory Agreement, the Board also considered the existence of any economies of scale and whether they would be passed along to the Fund's shareholders, but noted that any such economies would likely be generated at the Fund level rather than at the Subadviser level.

After considering the information presented, the Board approved the Agreements.

              CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS
                    FOR VIRTUS QUALITY LARGE-CAP VALUE FUND
              (F/K/A VIRTUS VALUE OPPORTUNITIES FUND) (THE "FUND")
                            BY THE BOARD OF TRUSTEES
                                  (UNAUDITED)

The Board of Trustees (the "Board") of Virtus Equity Trust (the "Trust"), including a majority of the Trustees who are not interested persons as defined in Section 2(a)(19) of the Investment Company Act of 1940, last renewed the investment advisory agreement between Virtus Investment Advisers, Inc. ("VIA" or the "Adviser") and the Fund (the "Advisory Agreement") and the investment subadvisory agreement between the Adviser and Acadian Asset Management, Inc. ("Acadian") at a meeting held on November 18-20, 2008. At a Board meeting held on June 3-4, 2009, Fund Management proposed that Kayne Anderson Rudnick Investment Management, LLC ("Kayne" or the "Subadviser") be appointed as the new subadviser in place of Acadian, and that the Adviser enter into a new subadvisory agreement with Kayne (the "Subadvisory Agreement"). The Board considered and approved the Subadvisory Agreement for the Fund with Kayne, as further discussed below. In approving the Subadvisory Agreement, the Board determined that the retention of the Subadviser was in the best interests of the Fund and its shareholders. After approval by the Board and subsequent approval by shareholders, the Subadvisory Agreement became effective on September 1, 2009.

In evaluating the proposal to appoint Kayne, the Board requested and evaluated information provided by the Adviser and Kayne which, in the Board's view, constituted information necessary for the Board to form a judgment as to whether the subadviser change would be in the best interests of the Fund and its shareholders. Prior to making its final decision, the Board met privately with their independent counsel to discuss the information provided.

BASIS FOR THE BOARD'S RECOMMENDATION. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and each Trustee attributed different weights to the various factors. In determining to approve this proposal, the Trustees considered various factors, including:

- the nature, extent and quality of the services to be provided by the Subadviser, pursuant to its proprietary model incorporating fundamental investment analysis strategy. The Trustees reviewed biographical information for the portfolio manager who would be providing services under the Subadvisory Agreement and noted the breadth and depth of experience of the team leader;

- the rate of the investment subadvisory fee that would be paid by VIA (and not the Fund) under the Subadvisory Agreement, and the advisory fee paid by the Fund, both of which would remain unchanged from the fees paid under the Advisory Agreement and previous subadvisory agreement;

- the prior performance of a composite of all discretionary private accounts managed by the Subadviser with substantially similar investment objectives, strategies and policies as the Fund, which outperformed the Fund and the Russell 1000 Value Index over the one-, two- and three-year periods and the year-to-date period, all through April 30, 2009; and

- the fact that while the Subadviser is an affiliate of VIA, there are no other tangible benefits to the Subadviser or VIA in the Subadviser providing investment advisory services to the Fund, other than the fee to be earned under the Subadvisory Agreement (although there may be certain intangible benefits gained to the extent that serving the Fund could enhance the Subadviser's reputation in the marketplace and therefore enable the Subadviser to attract additional client relationships).

In considering the profitability to the Subadviser of its relationship with the Fund, the Board noted that the fees under the Subadvisory Agreement were paid by VIA out of the advisory fees that it receives under the advisory agreement, and that the subadvisory fees would be paid at the same level as under the previous subadvisory agreement. For these reasons, the profitability to the Subadviser of its relationship with the Fund was not a material factor in the Board's deliberations at this time. For similar reasons, the Board did not consider the potential economies of scale in the Subadviser's management of the Fund to be a material factor in its consideration at this time. Based on all the foregoing considerations, the Board concluded that the proposed Subadvisory Agreement was favorable for shareholders because shareholders could benefit from management of the Fund's assets by the large-cap value investment team at the Subadviser.

                         RESULTS OF SHAREHOLDER MEETING
                               VIRTUS EQUITY TRUST
                                 APRIL 21, 2009
                                   (UNAUDITED)

At a reconvened special meeting of shareholders of Virtus All-Cap Growth Fund, a former series of Virtus Equity Trust, held on April 21, 2009, shareholders voted on the following proposal:

NUMBER OF ELIGIBLE SHARES VOTED:

                                                        FOR          AGAINST       ABSTAIN
                                                  --------------   -----------   -----------
To approve an Agreement and Plan of
   Reorganization to merge Virtus All-Cap
   Growth Fund, a former series of Virtus
   Equity Trust, into Virtus Strategic Growth
   Fund, a series of Virtus Equity Trust ......    2,793,349.802   104,024.651   356,474.587

Shareholders of the Fund voted to approve the above proposal.

                         RESULTS OF SHAREHOLDER MEETING
                               VIRTUS EQUITY TRUST
                                  JUNE 4, 2009
                                   (UNAUDITED)

At a special meeting of shareholders of Virtus Tactical Allocation Fund (formerly known as Virtus Income & Growth Fund), a series of Virtus Equity Trust, held on June 4, 2009, shareholders voted on the following proposal:

NUMBER OF ELIGIBLE SHARES VOTED:

                                                        FOR          AGAINST       ABSTAIN
                                                  --------------   -----------   -----------
To approve a Subadvisory Agreement between
   Virtus Investment Advisers, Inc. and SCM
   Advisors, LLC with regard to Virtus Tactical
   Allocation Fund ............................   12,684,751.785   577,752.214   805,385.125

Shareholders of the Fund voted to approve the above proposal.

                         RESULTS OF SHAREHOLDER MEETING
                               VIRTUS EQUITY TRUST
                                 AUGUST 31, 2009
                                   (UNAUDITED)

At a special meeting of shareholders of Virtus Quality Large-Cap Value Fund (formerly known as Virtus Value Opportunities Fund) (the "Fund"), a series of Virtus Equity Trust, held on August 31, 2009, shareholders voted on the following proposal:

NUMBER OF ELIGIBLE SHARES VOTED:

                                                        FOR          AGAINST       ABSTAIN
                                                  --------------   -----------   -----------
To approve a Subadvisory Agreement between
   Virtus Investment Advisers, Inc. and Kayne
   Anderson Rudnick Investment Management, LLC
   on behalf of the Fund .....................    3,369,868.291    86,436.526   249,831.273

Shareholders of the Fund voted to approve the above proposal.

VIRTUS EQUITY TRUST
101 Munson Street
Greenfield, MA 01301-9668

TRUSTEES
George R. Aylward
Leroy Keith, Jr.
Philip R. McLoughlin, Chairman
Geraldine M. McNamara
James M. Oates
Richard E. Segerson
Ferdinand L.J. Verdonck

OFFICERS
George R. Aylward, President
Nancy G. Curtiss, Senior Vice President
Francis G. Waltman, Senior Vice President
Marc Baltuch, Vice President and Chief
   Compliance Officer
W. Patrick Bradley, Chief Financial Officer and Treasurer
Kevin J. Carr, Vice President, Chief Legal Officer, Counsel and Secretary

INVESTMENT ADVISER
Virtus Investment Adviser, Inc.
100 Pearl Street
Hartford, CT 06103-4506

PRINCIPAL UNDERWRITER
VP Distributors, Inc.
100 Pearl Street
Hartford, CT 06103-4506

TRANSFER AGENT
VP Distributors, Inc.
100 Pearl Street
Hartford, CT 06103-4506

CUSTODIAN
PFPC Trust Company
8800 Tinicum Boulevard
Philadelphia, PA 19155-3111

State Street Bank and Trust Company
P.O. Box 5501
Boston, MA 02206-5501

HOW TO CONTACT US
Mutual Fund Services       1-800-243-1574
Adviser Consulting Group   1-800-243-4361
Telephone Orders           1-800-367-5877
Text Telephone             1-800-243-1926
Web site                       Virtus.com

IMPORTANT NOTICE TO SHAREHOLDERS
The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.

     [GRAPHIC OMITTED]                                                PRSRT STD
          VIRTUS                                                    U.S. POSTAGE
       MUTUAL FUNDS                                                     PAID
                                                                     LANCASTER,
                                                                         PA
                                                                     PERMIT 1793

c/o State Street Bank and Trust Company
             P.O. Box 8301
         Boston, MA 02266-8301

For more information about Virtus mutual funds, please call your financial representative, contact us at 1-800-243-1574 or Virtus.com.

8029                                                                       11-09

                                                                      SEMIANNUAL
                                                                          REPORT

                               [GRAPHIC OMITTED]
                                     VIRTUS
                                  MUTUAL FUNDS

================================================================================



                              Virtus Balanced Fund











================================================================================

TRUST NAME:                    September 30, 2009        [Graphic Omitted]
VIRTUS                                                   Eligible shareholders
EQUITY                                                   can sign up for
TRUST                                                    eDelivery at Virtus.com


NO BANK GUARANTEE               NOT FDIC INSURED                  MAY LOSE VALUE

                               TABLE OF CONTENTS



VIRTUS BALANCED FUND ("Balanced Fund")
Message to Shareholders .............................................  1
Disclosure of Fund Expenses .........................................  3
Schedule of Investments .............................................  5
Statement of Assets and Liabilities ................................. 13
Statement of Operations ............................................. 14
Statement of Changes in Net Assets .................................. 15
Financial Highlights ................................................ 16
Notes to Financial Statements ....................................... 18
Consideration of Subadvisory Agreement by
   the Board of Trustees ............................................ 25
Results of Shareholder Meeting ...................................... 27




--------------------------------------------------------------------------------
PROXY VOTING PROCEDURES (FORM N-PX)
The adviser and subadviser vote proxies relating to portfolio securities in accordance with procedures that have been approved by the Trust's Board of Trustees. You may obtain a description of these procedures, along with information regarding how the Fund voted proxies during the most recent 12-month period ended June 30, 2009, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission's website at http://www.sec.gov.

FORM N-Q INFORMATION
The Trust files a complete schedule of portfolio holdings for the Fund with the Securities and Exchange Commission (the "SEC") for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC's website at http://www.sec.gov. Form N-Q may be reviewed and copied at the SEC's Public Reference Room. Information on the operation of the SEC's Public Reference Room can be obtained by calling toll-free 1-800-SEC-0330.
--------------------------------------------------------------------------------

This report is not authorized for distribution to prospective investors in the Virtus Balanced Fund unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, the Fund's record and other pertinent information.

                             MESSAGE TO SHAREHOLDERS



Dear Fellow Shareholders of Virtus Mutual Funds:

Investors who were calmed by the positive news from the financial markets in the second quarter of 2009 may have had a reason to regain some of their enthusiasm during the third quarter. There were numerous signs pointing to an end to the recession: gross domestic product grew by an annualized 3.5 percent, matching its average growth rate of the last 80 years; a measure of stability appeared in the housing market; consumer confidence inched up; and better-than-expected profits and rosier outlooks were reported by many corporations.

The capital markets continued their recovery during the quarter, with most major stock market indices up by double digits for the quarter. The S&P 500(R) Index was up 15.6 percent in the quarter and in late September was at its highest level in nearly a year. The Dow Jones Industrial Average(SM) increased 15.8 percent in the third quarter, and as of September 30 had improved by 13.5 percent for the year. These figures are even more encouraging when compared with market lows in early March and the double-digit losses both indices recorded during the first quarter of the year. Bonds also participated in the third-quarter rally, with the Barclays Capital U.S. Aggregate Bond Index ahead by 3.74 percent and the Barclays Capital U.S. Municipal Bond Index up 7.12 percent.

Although the Federal Open Market Committee acknowledged that "economic activity has picked up following its severe downturn," these recent gains should not unleash any 1990s-style market "exuberance." The strength and timing of a full recovery is yet to be realized. Unemployment rates that probably have not peaked remain a drag on consumer spending, and with an expected slowdown of the government's monetary and fiscal stimulus, some economists speculate that the growth from the second and third quarter may not be sustainable into next year.

These factors suggest this is an important time to rely on the experience of your personal financial adviser and the investment professionals who manage your assets in the Virtus Mutual Funds. We encourage you to meet with your adviser to review your portfolio and, when appropriate, adjust it to fit your current investment objectives and your tolerance for risk.

Our wide range of equity, fixed income, and alternative investments allow you to allocate your assets and design a portfolio tailored to your individual needs. Information about your investments is always available on our website, WWW.VIRTUS.COM, and from our customer service staff at 1-800-243-1574. While there are no guarantees in the world of investing, I can assure you that we will do our very best to meet your expectations.

On behalf of the entire team at Virtus Investment Partners, I thank you for entrusting your financial assets to us.


Sincerely,

/s/ George R. Aylward

George R. Aylward
President, Virtus Mutual Funds

NOVEMBER 1, 2009



WHENEVER YOU HAVE QUESTIONS ABOUT YOUR ACCOUNT OR REQUIRE ADDITIONAL INFORMATION, PLEASE VISIT US AT WWW.VIRTUS.COM OR CALL OUR SHAREOWNER SERVICES GROUP, TOLL FREE, AT 1-800-243-1574.






PERFORMANCE DATA QUOTED REPRESENTS PAST RESULTS. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN PERFORMANCE SHOWN ABOVE.

                              VIRTUS BALANCED FUND
                     DISCLOSURE OF FUND EXPENSES (UNAUDITED)
        FOR THE SIX-MONTH PERIOD OF APRIL 1, 2009 TO SEPTEMBER 30, 2009


   We believe it is important for you to understand the impact of costs on your investments. All mutual funds have operating expenses. As a shareholder of the Virtus Balanced Fund (the "Fund"), you incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class B and Class C shares; and (2) ongoing costs, including investment advisory fees; distribution and service fees; and other expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period. The following Expense Table illustrates the Fund's costs in two ways.

ACTUAL EXPENSES
   The first section of the accompanying table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
   The second section of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

   Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second section of the accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if those transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower depending on the amount of your investment and timing of any purchases or redemptions.

                              VIRTUS BALANCED FUND
               DISCLOSURE OF FUND EXPENSES (UNAUDITED) (CONTINUED)
         FOR THE SIX-MONTH PERIOD OF APRIL 1, 2009 TO SEPTEMBER 30, 2009


EXPENSE TABLE
--------------------------------------------------------------------------------
                Beginning           Ending                           Expenses
                 Account            Account         Annualized         Paid
                  Value              Value            Expense         During
              April 1, 2009   September 30, 2009       Ratio          Period*
--------------------------------------------------------------------------------
ACTUAL
Class A         $1,000.00           $1,264.80           1.17%         $ 6.64
Class B          1,000.00            1,259.00           1.92           10.87
Class C          1,000.00            1,259.30           1.92           10.87

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class A          1,000.00            1,019.13           1.17            5.94
Class B          1,000.00            1,015.32           1.92            9.75
Class C          1,000.00            1,015.32           1.92            9.75

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days (183) expenses were accrued in the most recent fiscal half-year, then divided by 365 days to reflect the one-half year period.

   If extraordinary expenses were excluded, actual expenses paid and the hypothetical expenses would be as follows:

                      Actual          Hypothetical
                   Expenses Paid        Expenses
                   -------------      ------------
   Class A            $ 6.47              $5.79
   Class B             10.70               9.59
   Class C             10.70               9.59

   The Fund may invest in other funds, and the annualized expense ratios noted above do not reflect fees and expenses associated with the underlying funds. If such fees and expenses were included, the expenses would have been higher.

   You can find more information about the Fund's expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to the prospectus.

                              VIRTUS BALANCED FUND
                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2009 (UNAUDITED)


--------------------------------------------------------------------------------
                                ASSET ALLOCATIONS
                                -----------------

   This table presents asset allocations within certain sectors as a percentage of total investments as of September 30, 2009.

   Common Stocks                                            57%
             Financials                            11%
             Information Technology                11
             Energy                                 9
             All Other Sectors in Common Stocks    26
   Mortgage-Backed Securities                               15
   Corporate Bonds                                          15
   Other (includes short-term investments)                  13
                                                          -----
   Total                                                   100%
                                                          =====

--------------------------------------------------------------------------------


($ reported in thousands)

                     PAR VALUE   VALUE
                     ---------  -------
U.S. GOVERNMENT SECURITIES--7.3%
U.S. Treasury Bond
  3.500%, 2/15/39     $ 6,345  $  5,748
U.S. Treasury Note
  0.875%, 4/30/11       1,605     1,609
  2.625%, 6/30/14      16,055    16,341
  4.750%, 8/15/17       4,130     4,602
  3.125%, 5/15/19      19,125    18,819
----------------------------------------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $45,595)        47,119
----------------------------------------

MUNICIPAL BONDS--0.0%
NEW JERSEY--0.0%
New Jersey Turnpike
  Authority Taxable
  Series B Prerefunded
  1/1/15 @ 100
  (AMBAC Insured)
  4.252%, 1/1/16            5         5
----------------------------------------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $5)                  5
----------------------------------------

MORTGAGE-BACKED SECURITIES--15.5%
AGENCY--12.2%
FHLMC
  R010-AB
  5.500%, 12/15/19      1,199     1,250
  5.000%, 1/1/35        8,961     9,306
  5.000%, 7/1/35          197       204
  5.000%, 12/1/35       1,385     1,436


                     PAR VALUE   VALUE
                     ---------  -------
AGENCY--CONTINUED
FNMA
  6.000%, 5/1/17      $   160  $    172
  4.500%, 12/1/18       1,585     1,644
  4.500%, 4/1/19          333       351
  4.000%, 7/1/19           58        60
  4.000%, 6/1/20          994     1,014
  5.000%, 8/1/20           78        83
  4.500%, 11/1/20       2,319     2,405
  6.000%, 12/1/32         344       366
  6.000%, 10/1/34         254       270
  6.000%, 11/1/34       9,974    10,598
  6.000%, 5/1/35          487       517
  5.500%, 3/1/36        4,517     4,744
  6.000%, 9/1/36          831       880
  5.500%, 11/1/36       3,238     3,396
  6.500%, 7/1/37        2,629     2,814
  6.000%, 10/1/37       1,554     1,643
  5.000%, 2/1/38          846       875
  6.000%, 2/1/38          471       498
  5.000%, 3/1/38        1,012     1,047
  5.000%, 3/1/38          856       886
  6.500%, 3/1/38        7,361     7,930
  5.000%, 4/1/38        1,783     1,845
  5.000%, 5/1/38        6,169     6,382
  5.000%, 6/1/38          937       969
  5.500%, 6/1/38        5,638     5,906
  6.500%, 10/1/38         396       424
  6.000%, 11/1/38       1,788     1,888
  6.000%, 3/1/39        1,387     1,465
FNMA REMICs
  03-42, HC
  4.500%, 12/25/17        573       595



                        See Notes to Financial Statements

                              VIRTUS BALANCED FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2009 (UNAUDITED)


($ reported in thousands)


                     PAR VALUE   VALUE
                     ---------  -------
AGENCY--CONTINUED
GNMA
  6.500%, 8/15/23     $    58  $     62
  6.500%, 11/15/23        226       241
  6.500%, 11/15/23         84        89
  6.500%, 11/15/23        502       534
  6.500%, 12/15/23         77        82
  6.500%, 12/15/23         47        50
  6.500%, 12/15/23         59        63
  6.500%, 1/15/24         227       243
  6.500%, 1/15/24          22        23
  6.500%, 1/15/24           7         8
  6.500%, 1/15/24         187       200
  6.500%, 1/15/24          51        54
  6.500%, 1/15/24          56        60
  6.500%, 2/15/24         308       329
  6.500%, 2/15/24         127       136
  6.500%, 2/15/24          35        38
  6.500%, 2/15/24          21        23
  6.500%, 3/15/24          78        83
  6.500%, 3/15/24         185       199
  6.500%, 4/15/24         396       424
  6.500%, 4/15/24          21        23
  6.500%, 4/15/24          55        59
  6.500%, 4/15/24          13        14
  6.500%, 5/15/24           8         8
  6.500%, 1/15/26         167       179
  6.500%, 1/15/26          20        21
  6.500%, 1/15/26          59        63
  6.500%, 2/15/26          55        59
  6.500%, 3/15/26          83        89
  6.500%, 3/15/26          94       101
  6.500%, 4/15/26          12        13
  6.500%, 4/15/26          25        27
  6.500%, 4/15/26         132       142
  6.500%, 6/15/28          15        17
  6.500%, 6/15/28          21        23
  6.500%, 7/15/31         174       188
  6.500%, 11/15/31         29        32
  6.500%, 2/15/32          27        30
  6.500%, 3/15/32          30        32
  6.500%, 4/15/32          55        59
  6.000%, 8/15/32         534       569
                                -------
                                 78,552
                                -------


                     PAR VALUE   VALUE
                     ---------  -------
NON-AGENCY--3.3%
Banc of America Commercial
  Mortgage, Inc. 05-1, A4
  4.986%, 11/10/42(3)  $  320  $    321
  06-1, A4
  5.372%, 9/10/45(3)    1,090     1,007
  07-1, A4
  5.451%, 1/15/49       2,190     1,937
  08-1, A4
  6.166%, 2/10/51(3)       85        77
Bear Stearns Commercial
  Mortgage Securities
  06-PW12, A4
  5.719%, 9/11/38(3)      430       417
Credit Suisse Mortgage
  Capital Certificates
  06-C1, A4
  5.609%, 2/15/39(3)    5,490     5,184
  06-C1, A3
  5.711%, 2/15/39(3)      575       566
First Horizon Asset Securities,
  Inc. 05-AR1, 2A1
  5.006%, 4/25/35(3)    1,610     1,453
GS Mortgage Securities Corp. II
  05-GG4, A3
  4.607%, 7/10/39       2,975     2,828
  07-GG10, A4
  5.805%, 8/10/45(3)    1,700     1,405
JPMorgan Chase Commercial
  Mortgage Securities Corp.
  06-CB17, A4
  5.429%, 12/12/43      1,090     1,008
Lehman Brothers - UBS
  Commercial Mortgage Trust
  04-C7, A6
  4.786%, 10/15/29(3)     305       286
Morgan Stanley Capital I
  06-T23, A4
  5.810%, 8/12/41(3)      725       711
  05-IQ9, A3
  4.540%, 7/15/56         715       710
Wachovia Bank Commercial
  Mortgage Trust
  05-C19, A5
  4.661%, 5/15/44         645       651



                        See Notes to Financial Statements

                              VIRTUS BALANCED FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2009 (UNAUDITED)


($ reported in thousands)

                     PAR VALUE   VALUE
                     ---------  -------
NON-AGENCY--CONTINUED
Wells Fargo Mortgage Backed
  Securities Trust
  05-AR4, 2A1
  4.514%, 4/25/35(3)  $ 2,667  $  2,440
                               --------
                                 21,001
----------------------------------------
TOTAL MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $99,073)        99,553
----------------------------------------

ASSET-BACKED SECURITIES--0.2%
AmeriCredit Automobile
  Receivables Trust 06-BG, A3
  5.210%, 10/6/11          29        29
Associates Manufactured Housing
  Pass-Through Certificate
  97-2, A6
  7.075%, 3/15/28(3)      388       384
Bosphorus Financial Services Ltd.
  144A
  2.240%, 2/15/12(3)(4)   781       689
Capital One Auto Finance
  Trust 07-B, A3A
  5.030%, 4/15/12         449       455
GMAC Mortgage Corp.
  Loan Trust 05-HE2, A3
  4.622%, 11/25/35(3)      81        79
Wachovia Auto Loan Owner
  Trust 06-2A, A3 144A
  5.230%, 8/22/11(4)       43        43
----------------------------------------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $1,772)          1,679
----------------------------------------

CORPORATE BONDS--15.2%
CONSUMER DISCRETIONARY--1.9%
Affinion Group, Inc.
  10.125%, 10/15/13       860       888
Comcast Corp.
  5.700%, 7/1/19        2,385     2,520
COX Communications, Inc. 144A
  6.250%, 6/1/18(4)       800       849
Hasbro, Inc.
  6.300%, 9/15/17         775       811
Mediacom Broadband LLC/
  Mediacom Broadband Corp.
  8.500%, 10/15/15        710       721

                     PAR VALUE   VALUE
                     ---------  -------
CONSUMER DISCRETIONARY--CONTINUED
Nebraska Book Co., Inc. 144A
  10.000%, 12/1/11(4) $ 1,330   $ 1,327
Royal Caribbean Cruises Ltd.
  7.250%, 6/15/16         875       814
Time Warner Cable, Inc.
  5.850%, 5/1/17          435       459
  8.250%, 4/1/19        1,555     1,879
Videotron Ltee
  6.375%, 12/15/15        650       624
WMG Holdings Corp.
  0.000%, 12/15/14(3)   1,380     1,335
                                -------
                                 12,227
                                -------

CONSUMER STAPLES--1.6%
Alliance One International,
  Inc. 144A
  10.000%, 7/15/16(4)     835       866
Altria Group, Inc.
  9.250%, 8/6/19        2,160     2,640
ASG Consolidated LLC/ASG
  Finance, Inc.
  11.500%, 11/1/11(3)     870       848
CVS Caremark Corp.
  6.125%, 9/15/39         460       468
Delhaize Group
  6.500%, 6/15/17       1,250     1,360
Dole Food Co., Inc.
  7.250%, 6/15/10         530       533
Kraft Foods, Inc.
  5.625%, 11/1/11       1,240     1,319
Lorillard Tobacco Co.
  8.125%, 6/23/19       1,160     1,317
Reynolds American, Inc.
  7.300%, 7/15/15         950       991
                                -------
                                 10,342
                                -------
ENERGY--0.8%
Buckeye Partners LP
  6.050%, 1/15/18         250       261
Kinder Morgan Finance Co.
  5.700%, 1/5/16        2,420     2,317
Petroleos Mexicanos 144A
  4.875%, 3/15/15(4)      655       647
Petropower I Funding Trust 144A
  7.360%, 2/15/14(4)    1,082     1,080



                        See Notes to Financial Statements

                              VIRTUS BALANCED FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2009 (UNAUDITED)


($ reported in thousands)

                     PAR VALUE   VALUE
                     ---------  -------
ENERGY--CONTINUED
Plains All American Pipeline
  LP/PAA Finance Corp.
  4.250%, 9/1/12      $   235  $    242
Rowan Cos., Inc.
  7.875%, 8/1/19          430       462
TEPPCO Partners LP
  7.625%, 2/15/12         420       465
                                -------
                                  5,474
                                -------
FINANCIALS--6.4%
American Express Co.
  7.250%, 5/20/14       1,150     1,292
Bank of America Corp.
  6.500%, 8/1/16          215       226
  5.750%, 8/15/16         800       788
  5.750%, 12/1/17         545       544
  5.650%, 5/1/18          800       790
Bank of New York/
  Mellon Corp. (The)
  4.950%, 11/1/12         950     1,029
Barclays Bank plc
  5.200%, 7/10/14       1,000     1,056
  Series 1,
  5.000%, 9/22/16       1,060     1,074
Bear Stearns Cos., Inc. LLC (The)
  7.250%, 2/1/18          900     1,028
Capital One Financial Corp.
  7.375%, 5/23/14       1,225     1,367
Citigroup, Inc.
  5.000%, 9/15/14         910       866
  5.500%, 10/15/14      1,225     1,223
  4.875%, 5/7/15        1,235     1,153
Credit Suisse New York
  5.000%, 5/15/13         900       953
Ford Motor Credit Co. LLC
  7.500%, 8/1/12          685       658
General Electric Capital Corp.
  3.500%, 8/13/12       2,120     2,146
  6.875%, 1/10/39       1,380     1,445
GMAC, Inc. 144A
  6.750%, 12/1/14(4)      245       211
Goldman Sachs Group, Inc. (The)
  5.950%, 1/18/18         705       731
  6.150%, 4/1/18        1,100     1,157
International Lease Finance Corp.
  4.750%, 1/13/12         875       742

                     PAR VALUE   VALUE
                     ---------  -------
FINANCIALS--CONTINUED
JPMorgan Chase & Co.
  5.250%, 5/1/15      $   800  $    814
  Series 1,
  7.900%, 12/31/49(3)     536       515
Macquarie Group Ltd. 144A
  7.300%, 8/1/14(4)     2,410     2,574
Merrill Lynch & Co., Inc.
  6.110%, 1/29/37         905       861
Metropolitan Life Global
  Funding I 144A
  2.875%, 9/17/12(4)    1,445     1,439
Morgan Stanley
  6.000%, 4/28/15       1,150     1,218
  7.300%, 5/13/19       1,140     1,254
Northern Trust Co. (The)
  6.500%, 8/15/18         800       914
Prudential Financial, Inc.
  3.625%, 9/17/12       1,705     1,716
Rabobank Nederland NV 144A
  11.000%,
  12/31/49(3)(4)        1,040     1,274
Royal Bank of Scotland Group plc
  5.050%, 1/8/15        1,840     1,651
  Series 1,
  9.118%, 3/31/49       1,145     1,059
Simon Property Group LP
  6.750%, 5/15/14       1,260     1,351
SunTrust Banks, Inc.
  5.250%, 11/5/12         980     1,011
Wachovia Bank NA
  5.000%, 8/15/15         600       578
Wachovia Corp.
  4.875%, 2/15/14       1,145     1,166
Westfield Capital Corp. Ltd./
  Westfield Finance Authority
  144A
  4.375%, 11/15/10(4)     175       178
  144A
  5.125%, 11/15/14(4)   1,175     1,144
                                -------
                                 41,196
                                -------
HEALTH CARE--0.2%
Quest Diagnostics, Inc.
  6.400%, 7/1/17          930     1,011
                                -------
INDUSTRIALS--1.1%
Hutchison Whampoa Ltd. 144A
  5.750%, 9/11/19(4)      525       528



                        See Notes to Financial Statements

                              VIRTUS BALANCED FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2009 (UNAUDITED)


($ reported in thousands)

                     PAR VALUE   VALUE
                     ---------  -------
INDUSTRIALS--CONTINUED
ITW Cupids Financing
  Trust I 144A
  6.550%, 12/31/11(4)  $5,000  $  5,008
Pitney Bowes, Inc.
  4.750%, 5/15/18       1,250     1,271
Waste Management, Inc.
  5.000%, 3/15/14         175       182
                                -------
                                  6,989
                                -------
INFORMATION TECHNOLOGY--0.4%
Fiserv, Inc.
  6.125%, 11/20/12      1,220     1,322
Intuit, Inc.
  5.750%, 3/15/17         221       231
L-3 Communications Corp. 144A
  5.200%, 10/15/19(4)     250       251
Xerox Corp.
  6.750%, 2/1/17        1,040     1,101
                                -------
                                  2,905
                                -------
MATERIALS--0.5%
Dow Chemical Co. (The)
  6.000%, 10/1/12       1,240     1,321
  5.900%, 2/15/15       1,080     1,108
Holcim U.S. Finance S.a.r.l. &
  Cie S.C.S. 144A
  6.000%, 12/30/19(4)     515       521
                                -------
                                  2,950
                                -------
TELECOMMUNICATION SERVICES--2.0%
AT&T, Inc.
  5.800%, 2/15/19       1,240     1,327
Citizen Communications Co.
  6.250%, 1/15/13         640       630
France Telecom SA
  4.375%, 7/8/14          410       430
Global Crossing Ltd. 144A
  12.000%, 9/15/15(4)     125       132
Qwest Corp.
  7.875%, 9/1/11          410       423
  6.500%, 6/1/17          570       536
Sprint Capital Corp.
  8.375%, 3/15/12       1,955     2,028
Telecom Italia Capital SA
  6.999%, 6/4/18        1,000     1,105
  7.175%, 6/18/19       1,170     1,306

                     PAR VALUE   VALUE
                     ---------  -------
TELECOMMUNICATION SERVICES--CONTINUED
Telefonica Emisiones SAU
  5.877%, 7/15/19     $   860  $    934
Verizon Communications, Inc.
  4.900%, 9/15/15         720       761
  6.350%, 4/1/19        1,015     1,121
West Corp.
  9.500%, 10/15/14        775       763
Windstream Corp.
  7.000%, 3/15/19       1,420     1,335
                                -------
                                 12,831
                                -------
UTILITIES--0.3%
AmeriGas Partners LP
  7.250%, 5/20/15       1,000       980
FirstEnergy Solutions Corp. 144A
  6.050%, 8/15/21(4)      480       496
Northeast Utilities
  5.650%, 6/1/13          715       738
                                -------
                                  2,214
----------------------------------------
TOTAL CORPORATE BONDS
(IDENTIFIED COST $94,896)        98,139
----------------------------------------

                      SHARES
                     --------
PREFERRED STOCK--0.0%
FINANCIALS--0.0%
Preferred Blocker, Inc.
  (GMAC) Pfd. 144A
  7.000%(4)               181       105
----------------------------------------
TOTAL PREFERRED STOCK
(IDENTIFIED COST $57)               105
----------------------------------------

COMMON STOCKS--57.9%
CONSUMER DISCRETIONARY--4.0%
McDonald's Corp.      140,000     7,990
NIKE, Inc. Class B    146,000     9,446
Under Armour, Inc.(2) 301,000     8,377
                                -------
                                 25,813
                                -------

CONSUMER STAPLES--6.7%
Altria Group, Inc.    486,000     8,656
Bunge Ltd.            120,000     7,513
Costco Wholesale
  Corp.               150,000     8,469
PepsiCo, Inc.         153,000     8,975



                        See Notes to Financial Statements

                              VIRTUS BALANCED FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2009 (UNAUDITED)


($ reported in thousands)

                      SHARES     VALUE
                     --------   -------
CONSUMER STAPLES--CONTINUED
Philip Morris International,
  Inc.                193,900  $  9,451
                               --------
                                 43,064
                               --------
ENERGY--7.9%
ConocoPhillips        193,900     8,757
Halliburton Co.       341,000     9,248
Massey Energy Co.     182,000     5,076
Occidental Petroleum
  Corp.               114,000     8,938
Petroleo Brasileiro
  SA ADR              197,000     9,042
Valero Energy Corp.   501,000     9,714
                               --------
                                 50,775
                               --------
FINANCIALS--4.3%
Allstate Corp. (The)  184,000     5,634
Goldman Sachs Group, Inc.
  (The)                47,000     8,664
Hudson City Bancorp,
  Inc.                617,700     8,123
Reinsurance Group of
  America, Inc.       120,000     5,352
                               --------
                                 27,773
                               --------
HEALTH CARE--7.6%
Biogen Idec, Inc.(2)  173,000     8,740
Gilead Sciences,
  Inc.(2)             187,000     8,711
Johnson & Johnson     146,500     8,920
Merck & Co., Inc.     200,000     6,326
Shire plc ADR          19,812     1,036
St. Jude Medical,
  Inc.(2)             201,000     7,841
UnitedHealth Group,
  Inc.                296,000     7,412
                               --------
                                 48,986
                               --------
INDUSTRIALS--7.7%
Boeing Co. (The)      165,000     8,935
Caterpillar, Inc.     109,000     5,595
Continental Airlines,
  Inc.(2)             513,000     8,434
Foster Wheeler AG(2)  266,000     8,488
L-3 Communications
  Holdings, Inc.      117,000     9,397
Union Pacific Corp.   141,000     8,227
                               --------
                                 49,076
                               --------
INFORMATION TECHNOLOGY--10.8%
Cisco Systems,
  Inc.(2)             389,000     9,157
Corning, Inc.         552,000     8,451
Hewlett-Packard Co.   186,000     8,781
International Business
  Machines Corp.       77,000     9,210


                      SHARES     VALUE
                     --------   -------
INFORMATION TECHNOLOGY--CONTINUED
Microsoft Corp.       333,000  $  8,621
Nokia Oyj Sponsored
  ADR                 551,000     8,056
QUALCOMM, Inc.        195,600     8,798
Research In Motion
  Ltd.(2)             127,000     8,579
                               --------
                                 69,653
                               --------
MATERIALS--4.8%
Alcoa, Inc.           400,000     5,248
Freeport-McMoRan Copper
  & Gold, Inc.(2)     136,000     9,331
Nucor Corp.           185,000     8,697
Potash Corp. of
  Saskatchewan, Inc.   86,000     7,769
                               --------
                                 31,045
                               --------
TELECOMMUNICATION SERVICES--2.8%
AT&T, Inc.            333,000     8,994
Verizon Communications,
  Inc.                294,000     8,900
                               --------
                                 17,894
                               --------
UTILITIES--1.3%
Exelon Corp.          170,000     8,435
----------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $294,119)      372,514
----------------------------------------

EXCHANGE-TRADED FUNDS--2.2%

PowerShares Deutsche Bank
  Agriculture Fund(2) 336,000     8,554
ProShares Ultrashort
  S&P 500(R)          140,000     5,662
----------------------------------------
TOTAL EXCHANGE-TRADED FUNDS
(IDENTIFIED COST $14,705)        14,216
----------------------------------------
TOTAL LONG-TERM INVESTMENTS--98.3%
(IDENTIFIED COST $550,222)      633,330
----------------------------------------

SHORT-TERM INVESTMENTS--3.6%

MONEY MARKET MUTUAL FUNDS--3.6%
State Street Institutional
  Liquid Reserves Fund -
  Institutional Shares
  (seven-day effective
  yield 0.260%)    22,935,096    22,935
----------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $22,935)        22,935
----------------------------------------



                        See Notes to Financial Statements

                              VIRTUS BALANCED FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2009 (UNAUDITED)


($ reported in thousands)

                                 VALUE
                               --------
TOTAL INVESTMENTS--101.9%
(IDENTIFIED COST $573,157)     $656,265(1)
Other Assets and
  Liabilities--(1.9)%           (12,543)
                               --------
NET ASSETS--100.0%             $643,722
                               ========


ABBREVIATIONS:
ADR    American Depositary Receipt
AMBAC  American Municipal Bond Assurance Corporation
FHLMC  Federal Home Loan Mortgage Corporation ("Freddie Mac")
FNMA   Federal National Mortgage Association ("Fannie Mae")
GNMA   Government National Mortgage Association ("Ginnie Mae")
REMIC  Real Estate Mortgage Investment Conduits






KEY INVESTMENT TERMS

ADR (AMERICAN DEPOSITARY RECEIPT)
Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a U.S. bank or trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.

REIT (REAL ESTATE INVESTMENT TRUST)
A publicly traded company that owns, develops and operates income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.

REMIC (REAL ESTATE MORTGAGE INVESTMENT CONDUITS)
A fixed pool of mortgage securities broken apart and marketed to investors as individual securities.

SPONSORED ADR (AMERICAN DEPOSITARY RECEIPT)
An ADR which is issued with the cooperation of the company whose stock will underlie the ADR. Sponsored ADRs generally carry the same rights normally given to stockholders, such as voting rights. ADRs must be sponsored to be able to trade on a major U.S. exchange such as the NYSE.





FOOTNOTE LEGEND

(1) Federal Income Tax Information: For tax information at September 30, 2009, see the Federal Income Tax Information Note 8 in the Notes to Financial Statements.

(2) Non-income producing.

(3) Variable or step coupon security; interest rate shown reflects the rate currently in effect.

(4) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2009, these securities amounted to a value of $19,362 or 3.0% of net assets.



                        See Notes to Financial Statements

                              VIRTUS BALANCED FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2009 (UNAUDITED)



The following table provides a summary of inputs used to value the Fund's net assets as of September 30, 2009 (see Security Valuation Note 2A in the Notes to Financial Statements):

                                                               Level 2 -       Level 3 -
                                                              Significant    Significant
                          Total Value at       Level 1 -      Observable     Unobservable
                        September 30, 2009   Quoted Prices      Inputs          Inputs
                        ------------------   -------------    -----------    ------------
INVESTMENT IN SECURITIES:
Debt Securities:
  U.S. Government Securities  $ 47,119          $     --       $ 47,119        $   --
  Asset-Backed Securities        1,679                --          1,679            --
  Mortgage-Backed Securities    99,553                --         99,553            --
  Municipal Securities               5                --              5            --
  Corporate Debt                98,139                --         97,060         1,079
Equity Securities:
  Preferred Stock                  105               105             --            --
  Common Stock                 372,514           372,514             --            --
  Exchange Traded Funds         14,216            14,216             --            --
  Short-Term Investments        22,935            22,935             --            --
                              ---------         --------       --------        ------
  Total Investments           $656,265          $409,770       $245,416        $1,079
                              ========          ========       ========        ======

The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value:

                                                            Corporate
                                                              Debt
                                                            ---------
INVESTMENTS IN SECURITIES:
BALANCE AS OF MARCH 31, 2009 .........................       $1,056
Accrued discounts/premiums ...........................            1
Realized gain (loss) .................................           --
Change in unrealized appreciation (depreciation)(1)...          227
Net purchases (sales) ................................         (205)
Transfers in and/or out of Level 3(2) ................           --
                                                             ------
BALANCE AS OF SEPTEMBER 30, 2009 .....................       $1,079
                                                             ======

(1) Disclosed in the Statement of Operations under Net realized and unrealized gain (loss) on investments.
(2) Transfers in and/or out" represent the ending value as of September 30, 2009, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.

Certain level 3 security valuations have been determined based on availability of only a single broker source, which may or may not be a principal market maker. Other level 3 securities are without an active market or market participants and therefore are internally fair valued. These internally fair valued securities derive their valuation based on the review of inputs such as, but not limited to, similar securities, liquidity factors, capital structure, and credit analysis.



                        See Notes to Financial Statements

                              VIRTUS BALANCED FUND
                      STATEMENT OF ASSETS AND LIABILITIES
                         SEPTEMBER 30, 2009 (UNAUDITED)


(Reported in thousands except shares and per share amounts)

ASSETS
Investment in securities at value(1)............................................    $  656,265
Receivables
   Investment securities sold...................................................        14,352
   Fund shares sold ............................................................             6
   Dividends and interest receivable............................................         3,060
Prepaid expenses................................................................            58
                                                                                    ----------
     Total assets...............................................................       673,741
                                                                                    ----------
LIABILITIES
Payables
   Fund shares repurchased......................................................        12,731
   Investment securities purchased .............................................        16,497
   Investment advisory fee......................................................           314
   Distribution and service fees................................................           175
   Administration fee...........................................................            45
   Transfer agent fees and expenses.............................................           150
   Trustees' fee and expenses...................................................             9
   Professional fee.............................................................            43
   Other accrued expenses ......................................................            55
                                                                                    ----------
     Total liabilities..........................................................        30,019
                                                                                    ----------
NET ASSETS......................................................................    $  643,722
                                                                                    ==========
NET ASSETS CONSIST OF:
   Capital paid in on shares of beneficial interest.............................    $  703,353
   Accumulated undistributed net investment income (loss).......................           (27)
   Accumulated undistributed net realized gain (loss) ..........................      (142,712)
   Net unrealized appreciation (depreciation) on investments....................        83,108
                                                                                    ----------
NET ASSETS......................................................................    $  643,722
                                                                                    ==========

CLASS A
Net asset value (net assets/shares outstanding) per share.......................        $11.78
Maximum offering price per share $11.78/(1-5.75%)...............................        $12.50
Shares of beneficial interest outstanding, no par value, unlimited authorization    50,359,589
Net Assets......................................................................    $  593,155

CLASS B
Net asset value (net assets/shares outstanding) and offering price per share ...        $11.73
Shares of beneficial interest outstanding, no par value, unlimited authorization       503,563
Net Assets......................................................................    $    5,906

CLASS C
Net asset value (net assets/shares outstanding) and offering price per share ...        $11.72
Shares of beneficial interest outstanding, no par value, unlimited authorization     3,811,435
Net Assets......................................................................    $   44,661


(1) Investment in securities at cost............................................    $  573,157



                        See Notes to Financial Statements

                              VIRTUS BALANCED FUND
                             STATEMENT OF OPERATIONS
                 SIX MONTHS ENDED SEPTEMBER 30, 2009 (UNAUDITED)



(Reported in thousands)

INVESTMENT INCOME
Dividends...........................................................    $  4,398
Interest............................................................       6,039
Foreign taxes withheld..............................................         (66)
                                                                        --------
Total investment income.............................................      10,371
                                                                        --------

EXPENSES
Investment advisory fees............................................       1,710
Service fees, Class A...............................................         717
Distribution and service fees, Class B..............................          30
Distribution and service fees, Class C..............................         210
Administration fees.................................................         264
Transfer agent fee and expenses.....................................         477
Custodian fees......................................................          32
Printing fees and expenses..........................................         215
Professional fees...................................................          61
Registration fees...................................................          24
Trustees' fee and expenses..........................................          29
Miscellaneous expenses..............................................          55
                                                                        --------
     Total expenses.................................................       3,824
                                                                        --------
NET INVESTMENT INCOME (LOSS)........................................       6,547
                                                                        --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments.............................       6,956
Net realized gain (loss) on foreign currency transactions...........           1
Net change in unrealized appreciation (depreciation) on investments      128,915
Net change in unrealized appreciation (depreciation) on foreign
  currency translation .............................................          --(1)
                                                                        --------
NET GAIN (LOSS) ON INVESTMENTS......................................     135,872
                                                                        --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ....    $142,419
                                                                        ========


(1) Amount is less than $500 (not reported in thousands).



                        See Notes to Financial Statements

                              VIRTUS BALANCED FUND
                       STATEMENT OF CHANGES IN NET ASSETS



(Reported in thousands)

                                                               Six Months Ended
                                                              September 30, 2009      Year Ended
                                                                  (Unaudited)       March 31, 2009
                                                              ------------------    --------------

INCREASE/(DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)................................      $  6,547             $ 21,305
Net realized gain (loss)....................................         6,957             (146,122)
Net change in unrealized appreciation (depreciation) .......       128,915              (85,888)
                                                                  --------             --------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS        142,419             (210,705)
                                                                  --------             --------
FROM DISTRIBUTIONS TO SHAREHOLDERS
Net investment income, Class A..............................        (6,581)             (20,336)
Net investment income, Class B..............................           (46)                (202)
Net investment income, Class C..............................          (332)              (1,155)
Net realized long-term gains, Class A.......................            --               (2,742)
Net realized long-term gains, Class B.......................            --                  (39)
Net realized long-term gains, Class C.......................            --                 (206)
                                                                  --------             --------
DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS ..        (6,959)             (24,680)
                                                                  --------             --------
FROM SHARE TRANSACTIONS:
SALE OF SHARES
Class A (484 and 978 shares, respectively)..................         5,241               11,036
Class B (9 and 64 shares, respectively).....................           100                  711
Class C (25 and 52 shares, respectively)....................           259                  551

REINVESTMENT OF DISTRIBUTIONS
Class A (533 and 1,850 shares, respectively)................         5,877               20,839
Class B (4 and 19 shares, respectively).....................            42                  219
Class C (25 and 101 shares, respectively)...................           268                1,132

SHARES REPURCHASED
Class A (4,588 and 9,700 shares, respectively)..............       (51,130)            (108,927)
Class B (135 and 371 shares, respectively)..................        (1,448)              (4,233)
Class C (221 and 777 shares, respectively)..................        (2,372)              (8,695)
                                                                  --------             --------
INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS ..       (43,163)             (87,367)
                                                                  --------             --------

CAPITAL CONTRIBUTIONS
Fair Funds settlement(1)....................................             2                   --
                                                                  --------             --------
NET INCREASE (DECREASE) IN NET ASSETS.......................        92,299             (322,752)
                                                                  --------             --------

NET ASSETS
Beginning of period.........................................       551,423              874,175
                                                                  --------             --------
END OF PERIOD...............................................      $643,722             $551,423
                                                                  ========             ========
Accumulated undistributed net investment income (loss)
  at end of period..........................................      $    (27)            $    385


(1) The Fund was a recipient of a portion of a distribution from a Fair Fund established by the United States Securities and Exchange Commission. The proceeds received were part of the Millennium Partners, L.P. and Bear Stearns & Co., Inc. settlements.




                        See Notes to Financial Statements

                              VIRTUS BALANCED FUND
                              FINANCIAL HIGHLIGHTS
           SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
                             THROUGHOUT EACH PERIOD



                             NET                   NET
                            ASSET      NET      REALIZED      TOTAL    DIVIDENDS  DISTRIBUTIONS
                           VALUE,   INVESTMENT     AND        FROM      FROM NET    FROM NET
                          BEGINNING   INCOME   UNREALIZED  INVESTMENT  INVESTMENT   REALIZED
                          OF PERIOD (LOSS)(1)  GAIN (LOSS) OPERATIONS    INCOME      GAINS
=====================================================================================================
CLASS A
4/1/09 to 9/30/09(6)       $ 9.42      0.12       2.37        2.49       (0.13)         --
4/1/08 to 3/31/09           13.19      0.35      (3.71)      (3.36)      (0.36)      (0.05)
11/1/07 to 3/31/08          15.48      0.16      (1.28)      (1.12)      (0.19)      (0.98)
11/1/06 to 10/31/07         15.74      0.35       1.16        1.51       (0.35)      (1.42)
11/1/05 to 10/31/06         14.55      0.34       1.53        1.87       (0.34)      (0.34)
11/1/04 to 10/31/05         14.98      0.32       0.18        0.50       (0.32)      (0.61)
11/1/03 to 10/31/04         14.31      0.29       0.69        0.98       (0.31)         --

CLASS B
4/1/09 to 9/30/09(6)       $ 9.39      0.08       2.35        2.43       (0.09)         --
4/1/08 to 3/31/09           13.13      0.26      (3.67)      (3.41)      (0.28)      (0.05)
11/1/07 to 3/31/08          15.41      0.11      (1.27)      (1.16)      (0.14)      (0.98)
11/1/06 to 10/31/07         15.69      0.24       1.13        1.37       (0.23)      (1.42)
11/1/05 to 10/31/06         14.50      0.23       1.53        1.76       (0.23)      (0.34)
11/1/04 to 10/31/05         14.93      0.21       0.18        0.39       (0.21)      (0.61)
11/1/03 to 10/31/04         14.26      0.18       0.69        0.87       (0.20)         --

CLASS C
4/1/09 to 9/30/09(6)       $ 9.38      0.08       2.35        2.43       (0.09)         --
4/1/08 to 3/31/09           13.12      0.26      (3.67)      (3.41)      (0.28)      (0.05)
11/1/07 to 3/31/08          15.40      0.11      (1.27)      (1.16)      (0.14)      (0.98)
11/1/06 to 10/31/07         15.68      0.23       1.14        1.37       (0.23)      (1.42)
11/1/05 to 10/31/06         14.49      0.23       1.53        1.76       (0.23)      (0.34)
4/19/05(5) to 10/31/05      14.47      0.10       0.01        0.11       (0.09)         --



                                                                                                 RATIO OF NET
                                                   NET                     NET                    INVESTMENT
                                         CHANGE   ASSET                  ASSETS,     RATIO OF    INCOME (LOSS)
                                         IN NET  VALUE,                  END OF     EXPENSES TO   TO AVERAGE   PORTFOLIO
                              TOTAL       ASSET  END OF      TOTAL       PERIOD       AVERAGE        NET       TURNOVER
                          DISTRIBUTIONS   VALUE  PERIOD    RETURN(2) (IN THOUSANDS)  NET ASSETS    ASSETS        RATE
==========================================================================================================================
CLASS A
4/1/09 to 9/30/09(6)          (0.13)      2.36   $11.78    26.48%(4)  $  593,155      1.17%(3)      2.16%(3)      69%(4)
4/1/08 to 3/31/09             (0.41)     (3.77)    9.42   (25.95)        508,204      1.10          3.02          91
11/1/07 to 3/31/08            (1.17)     (2.29)   13.19    (7.62)(4)     801,724      1.12(3)       2.65(3)       21(4)
11/1/06 to 10/31/07           (1.77)     (0.26)   15.48    10.26         919,363      1.12          2.31          54
11/1/05 to 10/31/06           (0.68)      1.19    15.74    13.29         973,751      1.08          2.29          78
11/1/04 to 10/31/05           (0.93)     (0.43)   14.55     3.21       1,000,790      1.05          2.16          58
11/1/03 to 10/31/04           (0.31)      0.67    14.98     6.91         926,383      1.06          1.98          68

CLASS B
4/1/09 to 9/30/09(6)          (0.09)      2.34   $11.73    25.90%(4)  $    5,906      1.92%(3)      1.43%(3)      69%(4)
4/1/08 to 3/31/09             (0.33)     (3.74)    9.39   (26.40)          5,869      1.85          2.24          91
11/1/07 to 3/31/08            (1.12)     (2.28)   13.13    (7.94)(4)      11,992      1.87(3)       1.91(3)       21(4)
11/1/06 to 10/31/07           (1.65)     (0.28)   15.41     9.41          15,013      1.87          1.58          54
11/1/05 to 10/31/06           (0.57)      1.19    15.69    12.43          20,676      1.83          1.54          78
11/1/04 to 10/31/05           (0.82)     (0.43)   14.50     2.47          19,970      1.80          1.39          58
11/1/03 to 10/31/04           (0.20)      0.67    14.93     6.12          16,814      1.80          1.23          68

CLASS C
4/1/09 to 9/30/09(6)          (0.09)      2.34   $11.72    25.93%(4)  $   44,661      1.92%(3)      1.41%(3)      69%(4)
4/1/08 to 3/31/09             (0.33)     (3.74)    9.38   (26.42)         37,350      1.85          2.26          91
11/1/07 to 3/31/08            (1.12)     (2.28)   13.12    (7.94)(4)      60,459      1.87(3)       1.91(3)       21(4)
11/1/06 to 10/31/07           (1.65)     (0.28)   15.40     9.42          71,326      1.87          1.56          54
11/1/05 to 10/31/06           (0.57)      1.19    15.68    12.44          76,874      1.83          1.54          78
4/19/05(5) to 10/31/05        (0.09)      0.02    14.49     0.75(4)       81,111      1.80(3)       1.22(3)       58(4)


(1) Computed using average shares outstanding.
(2) Sales charges are not reflected in total return calculation.
(3) Annualized.
(4) Not annualized.
(5) Inception date.
(6) Unaudited.

                        See Notes to Financial Statements

                                     16 & 17

                              VIRTUS BALANCED FUND
                         NOTES TO FINANCIAL STATEMENTS
                         SEPTEMBER 30, 2009 (UNAUDITED)


1. ORGANIZATION
   Virtus Equity Trust (the "Trust") is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.

   As of the date of this report, 13 funds of the Trust are offered for sale, of which the Virtus Balanced Fund (the "Fund") is reported in this semiannual report. The Fund is diversified and has investment objectives to seek to provide reasonable income, long-term capital growth and conservation of capital. There is no guarantee that the Fund will achieve its objectives.

   The Fund offers Class A shares, Class B shares and Class C shares.

   Class A shares are sold with a front-end sales charge of up to 5.75% with some exceptions. Generally, Class A shares are not subject to any charges by the Fund when redeemed; however, a 1% contingent deferred sales charge ("CDSC") may be imposed on certain redemptions made within one year following purchases on which a finder's fee has been paid. The one-year period begins on the last day of the month preceding the month in which the purchase was made. Class B shares are sold with a contingent deferred sales charge, which declines from 5% to zero depending on the period of time the shares are held (see Note 9). Class C shares are sold with a 1% contingent deferred sales charge, if applicable, if redeemed within one year of purchase.

   Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution and/or service expenses and has exclusive voting rights with respect to its distribution plan. Income and other expenses and realized and unrealized gains and losses of the Fund are borne pro rata by the holders of each class of shares.

2. SIGNIFICANT ACCOUNTING POLICIES
   The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.
   The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be significant.

A. SECURITY VALUATION:
   Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price.

   Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Due to continued volatility in the current market, valuations developed through pricing techniques may materially vary from the actual amounts realized upon sale of the securities.

                              VIRTUS BALANCED FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                         SEPTEMBER 30, 2009 (UNAUDITED)


   As required, some securities and assets may be valued at fair value as determined in good faith by or under the direction of the Trustees.

   Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.

   Investments in underlying funds are valued at each fund's closing net asset value determined as of the close of business of the New York Stock Exchange (generally 4:00 p.m. Eastern time).

   Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

   The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels:

   o Level 1 - quoted prices in active markets for identical securities
   o Level 2 - prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
   o Level 3 - prices determined using significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

   A summary of the inputs used to value the Fund's net assets by each major security type is disclosed at the end of the Schedule of Investments.

B. SECURITY TRANSACTIONS AND RELATED INCOME:
   Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

   Dividend income is recorded using management's estimate of the income included in distributions received from REIT investments. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

C. INCOME TAXES:
   The Fund is treated as a separate taxable entity. It is the policy of the Fund to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.

                              VIRTUS BALANCED FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                         SEPTEMBER 30, 2009 (UNAUDITED)


   The Trust may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which they invest.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed each Fund's tax positions and has concluded that no provision for income tax is required in any Fund's financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

D. DISTRIBUTIONS TO SHAREHOLDERS:
   Distributions are recorded by the Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences may include the treatment of non-taxable dividends, market premium and discount, non-deductible expenses, expiring capital loss carryovers, foreign currency gain or loss, gain or loss on futures contracts, partnerships, operating losses and losses deferred due to wash sales. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital paid in on shares of beneficial interest.

E. EXPENSES:
   Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund, except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made.

F. FOREIGN CURRENCY TRANSLATION:
   Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and the date it is paid is treated as a gain or loss on foreign currency. The Trust does not isolate that portion of the results of operations arising from changes in exchange rates or from fluctuations which arise due to changes in the market prices of securities.

G. LOAN AGREEMENTS:
   The Fund may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. The Fund's investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the lender) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan

                              VIRTUS BALANCED FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                         SEPTEMBER 30, 2009 (UNAUDITED)


   participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling, to pay the principal and interest when due.

   At September 30, 2009, the Fund did not hold any loan agreements.

H. SECURITIES LENDING:
   The Fund may loan securities to qualified brokers through an agreement with State Street Bank and Trust Company ("State Street"). Under the terms of the agreement, the Fund is required to maintain collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan. Collateral may consist of cash and securities issued by the U.S. Government. Cash collateral is invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the borrower are recorded as income by the Fund net of fees charged by State Street for its services in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the foreclosure on collateral.

   At September 30, 2009, the Fund did not have any securities on loan.

I. WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS:
   The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued and delayed delivery securities on the trade date. The Fund maintains collateral for the securities purchased. Securities purchased on a when-issued or delayed delivery basis begin earning interest on the settlement date.

3. INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS
   ($ REPORTED IN THOUSANDS EXCEPT AS NOTED)

   Virtus Investment Advisers, Inc. ("VIA," the "Adviser") is an indirect, wholly-owned subsidiary of Virtus Investment Partners, Inc. ("Virtus"). As compensation for its services to the Trust, the Adviser is entitled to a fee based upon the following annual rates as a percentage of the average daily net assets of the Fund:

                 1ST $1        $1+ BILLION -         $2+
                BILLION         $2 BILLION         BILLION
                -------        -------------       -------
                 0.55%             0.50%            0.45%

   The Adviser manages the Fund's investment program and general operations of the Fund, including oversight of the Fund's subadviser, SCM Advisors LLC ("SCM"), an affiliate of Virtus. Effective June 8, 2009, SCM is the subadviser of the Fund's Fixed Income Portfolio. For the period April 1, 2009 through June 7, 2009, Goodwin Capital Advisers, Inc. served as the subadviser for the Fund's Fixed Income Portfolio. The Adviser manages the Fund's Equity Portfolio.

                              VIRTUS BALANCED FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                         SEPTEMBER 30, 2009 (UNAUDITED)


   As distributor of the Fund's shares, VP Distributors, Inc. ("VP Distributors"), an indirect, wholly-owned subsidiary of Virtus, has advised the Fund that it retained net selling commissions and deferred sales charges for the six-months ended (the "period") September 30, 2009, as follows:

                  CLASS A         CLASS B          CLASS C
                NET SELLING       DEFERRED        DEFERRED
                COMMISSIONS    SALES CHARGES   SALES CHARGES
                -----------    -------------   -------------
                    $11              $3             $ --*

   * Amount is less than $500 (not reported in thousands).

   In addition, the Fund pays VP Distributors distribution and/or service fees at the annual rate of 0.25% for Class A shares, 1.00% for Class B shares, and 1.00% for Class C shares applied to the average daily net assets of each respective class.

   Under certain circumstances, shares of certain Virtus Mutual Funds may be exchanged for shares of the same class of certain other Virtus Mutual Funds on the basis of the relative net asset values per share at the time of the exchange. On exchanges with share classes that carry a contingent deferred sales charge, the CDSC schedule of the original shares purchased continues to apply.

   VP Distributors serves as the Administrator to the Trust. For the period ended September 30, 2009, the Fund incurred administration fees totaling $264. VP Distributors also serves as the Trust's transfer agent. For the period ended September 30, 2009, transfer agent fees were $477 as reported in the Statement of Operations.

4. PURCHASES AND SALES OF SECURITIES
   ($ REPORTED IN THOUSANDS)

   Purchases and sales of investment securities (excluding U.S. Government and agency securities and short-term securities) during the period ended September 30, 2009, were as follows:

                      PURCHASES                   SALES
                      ---------                 ---------
                      $161,899                  $290,273

   Purchases or sales of long-term U.S. Government and agency securities during the period ended September 30, 2009 were as follows:

                      PURCHASES                   SALES
                      ---------                 ---------
                      $252,956                  $170,429

5. CREDIT RISK AND ASSET CONCENTRATIONS
   In countries with limited or developing markets, investments may present greater risks than in more developed markets, and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

   High-yield/high-risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of

                              VIRTUS BALANCED FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                         SEPTEMBER 30, 2009 (UNAUDITED)


   high-yield securities may be complex, and as a result, it may be more difficult for the Adviser and/or subadviser to accurately predict risk.

   Lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities. Sector ETFs are subject to sector risks and non-diversification risks, which may result in greater price fluctuations than the overall market. Because the Fund invests in ETFs, it indirectly bears its proportionate share of the operating expenses of the underlying funds. Indirectly, the Fund is subject to all risks associated with the underlying ETFs.

   The Fund may invest a high percentage of its assets in specific sectors of the market in its pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on the Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.

6. INDEMNIFICATIONS
   Under the Fund's organizational documents, its Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, the Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these arrangements.

7. REGULATORY EXAMS
   Federal and state regulatory authorities from time to time make inquiries and conduct examinations regarding compliance by Virtus and its subsidiaries (collectively "the Company") with securities and other laws and regulations affecting their registered products.

   There are currently no such matters which the Company believes will be material to these financial statements.

8. FEDERAL INCOME TAX INFORMATION
   ($ REPORTED IN THOUSANDS)

   At September 30, 2009, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by the Fund were as follows:

                                                 NET UNREALIZED
     FEDERAL     UNREALIZED      UNREALIZED       APPRECIATION
    TAX COST    APPRECIATION    DEPRECIATION     (DEPRECIATION)
    --------    ------------    -------------    --------------
    $575,483      $89,549          $(8,767)          $80,782

   The Fund has capital loss carryovers which may be used to offset future capital gains, as follows:

                            EXPIRATION YEAR
       ---------------------------------------------------------
        2010                      2017                    TOTAL
       ------                    ------                  -------
        $739                     $9,922                  $10,661

                              VIRTUS BALANCED FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                         SEPTEMBER 30, 2009 (UNAUDITED)


   The Fund may not realize the benefit of these losses to the extent the Fund does not realize gains on investments prior to the expiration of the capital loss carryovers. The Fund's amounts include losses acquired in connection with prior and/or current year mergers. Utilization of these capital loss carryovers are subject to annual limitations.

9. SUBSEQUENT EVENT EVALUATIONS
   Management has evaluated the impact of all subsequent events on the Funds through November 19, 2009, the date the financial statements were available for issuance, and has determined that the following subsequent events require recognition or disclosure in the financial statements.

   Effective on December 1, 2009 (the "Closing Date"), Class B Shares of the Virtus Mutual Funds will no longer be available for purchase by new or existing shareholders, except by existing shareholders through Qualifying Transactions (for information regarding Qualifying Transactions refer to each Fund's prospectus).

                   CONSIDERATION OF SUBADVISORY AGREEMENT FOR
                      VIRTUS BALANCED FUND (THE "FUND") BY
                              THE BOARD OF TRUSTEES
                                   (UNAUDITED)



The Board of Trustees (the "Board") of Virtus Equity Trust (the "Trust"), including a majority of the Trustees who are not interested persons as defined in Section 2(a)(19) of the Investment Company Act of 1940, last renewed the investment advisory agreement between Virtus Investment Advisers, Inc. (the "Adviser" or "VIA") and the Fund (the "Advisory Agreement"), and the investment subadvisory agreement with Goodwin Capital Advisers, Inc. ("Goodwin") with respect to the fixed income portion of the Fund's portfolio, at a meeting held on November 18-20, 2008. At a Board meeting held on February 24-25, 2009, Fund Management proposed that SCM Advisors, LLC ("SCM Advisors" or the "Subadviser") be appointed as the new subadviser with respect to the fixed income portion of the Fund's portfolio in place of Goodwin, and that the Adviser enter into a new subadvisory agreement with SCM Advisors (the "Subadvisory Agreement"). The Board considered and approved the Subadvisory Agreement for the Fund with SCM Advisors, as further discussed below. In approving the Subadvisory Agreement, the Board determined that the retention of the Subadviser was in the best interests of the Fund and its shareholders. After approval by the Board and subsequent approval by shareholders, the Subadvisory Agreement became effective on June 8, 2009.

In evaluating the proposal to appoint SCM Advisors, the Board requested and evaluated information provided by the Adviser and SCM Advisors which, in the Board's view, constituted information necessary for the Board to form a judgment as to whether the subadviser change would be in the best interests of the Fund and its shareholders. Prior to making its final decision, the Board met privately with their independent counsel to discuss the information provided.


BASIS FOR THE BOARD'S RECOMMENDATION
In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and each Trustee attributed different weights to the various factors. In determining to approve the proposal, the Trustees considered various factors, including:

o the nature, extent and quality of the services to be provided by SCM Advisors, with respect to the fixed income investments. The Trustees reviewed biographical information for each portfolio manager of the Subadviser who would be providing services under the Subadvisory Agreement and noted the breadth and depth of experience presented, with the team leaders having over 70 years of cumulative experience. The Board also noted that the Subadviser's fixed income investment management is team managed, and additional team members with significant experience had been added;

o the rate of the investment subadvisory fee that would be paid by the Adviser (and not the Fund) under the Subadvisory Agreement, and the advisory fee paid by the Fund, both of which would remain unchanged, at this time, from the fees paid under the previous subadvisory agreement and Advisory Agreement;

o the prior performance of a composite of all discretionary accounts and funds managed by the Subadviser with substantially similar investment objectives, strategies and policies as the fixed income portion of the Fund, which composite outperformed the Fund (as well as the Adviser's calculation of the performance of the fixed income portion of the Fund's investments) over the one-, three- and five-year periods ended January 30, 2009. While the performance of the composite underperformed the Barclays Capital U.S. Aggregate Bond Index for the one- and three-year periods, it had comparable performance for the five-year period; and

                   CONSIDERATION OF SUBADVISORY AGREEMENT FOR
                      VIRTUS BALANCED FUND (THE "FUND") BY
                        THE BOARD OF TRUSTEES (CONTINUED)
                                   (UNAUDITED)



o the fact that while the Subadviser is an affiliate of VIA, there are no other tangible benefits to VIA or the Subadviser in the Subadviser providing investment advisory services to the Fund, other than the fees to be earned under the Subadvisory Agreement (although there may be certain intangible benefits gained to the extent that serving the Fund could enhance the Subadviser's reputation in the marketplace and therefore enable the Subadviser to attract additional client relationships).

In considering the profitability to SCM Advisors of its relationship with the Fund, the Board noted that the fees under the Subadvisory Agreement were paid by the Adviser out of the advisory fees that it receives under the Advisory Agreement, and that the subadvisory fees would be paid at the same level as under the previous subadvisory agreement. For these reasons, the profitability to SCM Advisors of its relationship with the Fund was not a material factor in the Board's deliberations. For similar reasons, the Board did not consider the potential economies of scale in SCM Advisors' management of the Fund to be a material factor in its consideration. Based on all the foregoing considerations, the Board concluded that the proposed Subadvisory Agreement was favorable for shareholders because shareholders could benefit from management of the Fund's assets by the fixed income investment team at SCM Advisors.

                         RESULTS OF SHAREHOLDER MEETING
                               VIRTUS EQUITY TRUST
                                  JUNE 4, 2009
                                   (UNAUDITED)

At a special meeting of shareholders of Virtus Balanced Fund, a series of Virtus Equity Trust, held on June 4, 2009, shareholders voted on the following proposal:

NUMBER OF ELIGIBLE SHARES VOTED:
                                           FOR            AGAINST        ABSTAIN
                                      --------------   -------------   -------------
To approve a Subadvisory Agreement
between Virtus Investment Advisers, Inc.
and SCM Advisors, LLC with regard to
Virtus Balanced Fund................  26,434,182.016   1,141,201.906   2,290,879.143


Shareholders of the Fund voted to approve the above proposal.

VIRTUS EQUITY TRUST
101 Munson Street
Greenfield, MA 01301-9668





TRUSTEES
George R. Aylward
Leroy Keith, Jr.
Philip R. McLoughlin, Chairman
Geraldine M. McNamara
James M. Oates
Richard E. Segerson
Ferdinand L.J. Verdonck

OFFICERS
George R. Aylward, President
Nancy G. Curtiss, Senior Vice President
Francis G. Waltman, Senior Vice President
Marc Baltuch, Vice President and
   Chief Compliance Officer
W. Patrick Bradley, Chief Financial Officer and Treasurer
Kevin J. Carr, Vice President, Chief Legal
   Officer, Counsel and Secretary

INVESTMENT ADVISER
Virtus Investment Advisers, Inc.
100 Pearl Street
Hartford, CT 06103-4506

PRINCIPAL UNDERWRITER
VP Distributors, Inc.
100 Pearl Street
Hartford, CT 06103-4506

TRANSFER AGENT
VP Distributors, Inc.
100 Pearl Street
Hartford, CT 06103-4506

CUSTODIAN
State Street Bank and Trust Company
P.O. Box 5501
Boston, MA 02206-5501

HOW TO CONTACT US
Mutual Fund Services      1-800-243-1574
Adviser Consulting Group  1-800-243-4361
Telephone Orders          1-800-367-5877
Text Telephone            1-800-243-1926
Web site                      VIRTUS.COM




--------------------------------------------------------------------------------
IMPORTANT NOTICE TO SHAREHOLDERS
The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.
--------------------------------------------------------------------------------

                               [GRAPHIC OMITTED]                   -------------
                                     VIRTUS                          PRSRT STD
                                  MUTUAL FUNDS                     U.S. POSTAGE
                                                                       PAID
                    c/o State Street Bank and Trust Company        LANCASTER, PA
                                 P.O. Box 8301                      PERMIT 1793
                             Boston, MA 02266-8301                 -------------







For more information about
Virtus mutual funds, please call
your financial representative,
contact us at 1-800-243-1574
or VIRTUS.COM


8027                             11-09

                                                                      SEMIANNUAL
                                                                          REPORT

                               [GRAPHIC OMITTED]
                                     VIRTUS
                                  MUTUAL FUNDS

================================================================================

                           Virtus Capital Growth Fund





================================================================================

TRUST NAME:     September 30, 2009       [GRAPHIC OMITTED]
VIRTUS                                   Eligible shareholders can sign up for
EQUITY                                   eDelivery at Virtus.com
TRUST


NO BANK GUARANTEE               NOT FDIC INSURED               MAY LOSE VALUE

                                TABLE OF CONTENTS


VIRTUS CAPITAL GROWTH FUND ("Capital Growth Fund")
Message to Shareholders.............................................       1
Disclosure of Fund Expenses.........................................       3
Schedule of Investments.............................................       5
Statement of Assets and Liabilities.................................       8
Statement of Operations.............................................       9
Statement of Changes in Net Assets..................................      10
Financial Highlights................................................      12
Notes to Financial Statements.......................................      14



-------------------------------------------------------------------------------
PROXY VOTING PROCEDURES (FORM N-PX)
The adviser and subadviser vote proxies relating to portfolio securities in accordance with procedures that have been approved by the Trust's Board of Trustees. You may obtain a description of these procedures, along with information regarding how the Fund voted proxies during the most recent 12-month period ended June 30, 2009, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission's website at http://www.sec.gov.

FORM N-Q INFORMATION
The Trust files a complete schedule of portfolio holdings for the Fund with the Securities and Exchange Commission (the "SEC") for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC's website at http://www.sec.gov. Form N-Q may be reviewed and copied at the SEC's Public Reference Room. Information on the operation of the SEC's Public Reference Room can be obtained by calling toll-free 1-800-SEC-0330.
-------------------------------------------------------------------------------

This report is not authorized for distribution to prospective investors in the Virtus Capital Growth Fund unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, the Fund's record and other pertinent information.

                            MESSAGE TO SHAREHOLDERS


Dear Fellow Shareholders of Virtus Mutual Funds:

Investors who were calmed by the positive news from the financial markets in the second quarter of 2009 may have had a reason to regain some of their enthusiasm during the third quarter. There were numerous signs pointing to an end to the recession: gross domestic product grew by an annualized 3.5 percent, matching its average growth rate of the last 80 years; a measure of stability appeared in the housing market; consumer confidence inched up; and better-than-expected profits and rosier outlooks were reported by many corporations.

The capital markets continued their recovery during the quarter, with most major stock market indices up by double digits for the quarter. The S&P 500(R) Index was up 15.6 percent in the quarter and in late September was at its highest level in nearly a year. The Dow Jones Industrial Average(SM) increased 15.8 percent in the third quarter, and as of September 30 had improved by 13.5 percent for the year. These figures are even more encouraging when compared with market lows in early March and the double-digit losses both indices recorded during the first quarter of the year. Bonds also participated in the third-quarter rally, with the Barclays Capital U.S. Aggregate Bond Index ahead by 3.74 percent and the Barclays Capital U.S. Municipal Bond Index up 7.12 percent.

Although the Federal Open Market Committee acknowledged that "economic activity has picked up following its severe downturn," these recent gains should not unleash any 1990s-style market "exuberance." The strength and timing of a full recovery is yet to be realized. Unemployment rates that probably have not peaked remain a drag on consumer spending, and with an expected slowdown of the government's monetary and fiscal stimulus, some economists speculate that the growth from the second and third quarter may not be sustainable into next year.

These factors suggest this is an important time to rely on the experience of your personal financial adviser and the investment professionals who manage your assets in the Virtus Mutual Funds. We encourage you to meet with your adviser to review your portfolio and, when appropriate, adjust it to fit your current investment objectives and your tolerance for risk.

Our wide range of equity, fixed income, and alternative investments allow you to allocate your assets and design a portfolio tailored to your individual needs. Information about your investments is always available on our website, WWW.VIRTUS.COM, and from our customer service staff at 1-800-243-1574. While there are no guarantees in the world of investing, I can assure you that we will do our very best to meet your expectations.

On behalf of the entire team at Virtus Investment Partners, I thank you for entrusting your financial assets to us.

Sincerely,

/s/ George R. Aylward

George R. Aylward
President, Virtus Mutual Funds

NOVEMBER 1, 2009

WHENEVER  YOU  HAVE  QUESTIONS   ABOUT  YOUR  ACCOUNT  OR  REQUIRE   ADDITIONAL
INFORMATION, PLEASE VISIT US AT WWW.VIRTUS.COM OR CALL OUR SHAREOWNER SERVICES GROUP, TOLL FREE, AT 1-800-243-1574.



PERFORMANCE DATA QUOTED REPRESENTS PAST RESULTS. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN PERFORMANCE SHOWN ABOVE.

                           VIRTUS CAPITAL GROWTH FUND
                    DISCLOSURE OF FUND EXPENSES (UNAUDITED)
        FOR THE SIX-MONTH PERIOD OF APRIL 1, 2009 TO SEPTEMBER 30, 2009

   We believe it is important for you to understand the impact of costs on your investments. All mutual funds have operating expenses. As a shareholder of the Virtus Capital Growth Fund (the "Fund"), you may incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class B and Class C shares; and (2) ongoing costs, including investment advisory fees; distribution and service fees; and other expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period. The following Expense Table illustrates the Fund's costs in two ways.

ACTUAL EXPENSES

   The first section of the accompanying table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR
COMPARISON PURPOSES

   The second section of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

   Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second section of the accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if those transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower depending on the amount of your investment and timing of any purchases or redemptions.

                           VIRTUS CAPITAL GROWTH FUND
              DISCLOSURE OF FUND EXPENSES (UNAUDITED) (CONTINUED)
        FOR THE SIX-MONTH PERIOD OF APRIL 1, 2009 TO SEPTEMBER 30, 2009


EXPENSE TABLE
--------------------------------------------------------------------------------
                    Beginning           Ending                          Expenses
                     Account            Account         Annualized        Paid
                      Value              Value            Expense        During
                  April 1, 2009   September 30, 2009       Ratio         Period*
--------------------------------------------------------------------------------
ACTUAL
Class A              $1,000.00          $1,274.90           1.45%        $ 8.27
Class B               1,000.00           1,270.40           2.20          12.52
Class C               1,000.00           1,270.50           2.20          12.52

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class A               1,000.00           1,017.71           1.45           7.36
Class B               1,000.00           1,013.90           2.20          11.17
Class C               1,000.00           1,013.90           2.20          11.17

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days (183) expenses were accrued in the most recent fiscal half-year, then divided by 365 to reflect the period.

  The Fund may invest in other funds, and the annualized expense ratios noted above do not reflect fees and expenses associated with the underlying funds. If such fees and expenses were included, the expenses would have been higher.

  You can find more information about the Fund's expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to the prospectus.

                           VIRTUS CAPITAL GROWTH FUND
                            SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2009 (UNAUDITED)


-------------------------------------------------------------------------------
                               Asset Allocations
                               -----------------

The table presents asset allocations within certain sectors as a percentage of total investments as of September 30, 2009.

Information Technology                                                    36%
Health Care                                                               18
Consumer Staples                                                          10
Consumer Discretionary                                                     9
Financials                                                                 8
Energy                                                                     5
Industrials                                                                4
Other (includes short-term investments)                                   10
                                                                         ---
Total                                                                    100%
                                                                         ===
-------------------------------------------------------------------------------

($ reported in thousands)

                                                       SHARES        VALUE
                                                      -------       --------
COMMON STOCKS--99.0%

CONSUMER DISCRETIONARY--9.3%
Aeropostale, Inc.(2)                                   36,950       $  1,606
Amazon.com, Inc.(2)                                    39,400          3,678
Apollo Group, Inc. Class A(2)                          24,200          1,783
Chipotle Mexican Grill, Inc. Class A(2)                15,600          1,514
Expedia, Inc.(2)                                       70,300          1,684
ITT Educational Services, Inc.(2)                      14,925          1,648
Panera Bread Co. Class A(2)                            43,600          2,398
priceline.com, Inc.(2)                                 28,300          4,693
Ross Stores,  Inc.                                     48,025          2,294
Yum!  Brands,  Inc.                                    82,000          2,768
                                                                    --------
                                                                      24,066
                                                                    --------

CONSUMER STAPLES--10.2%
Archer-Daniels-Midland Co.                            161,850          4,729
Colgate-Palmolive Co.                                 104,075          7,939
Hansen Natural Corp.(2)                                73,650          2,706
Wal-Mart Stores, Inc.                                 126,425          6,206
Walgreen Co.                                          127,650          4,783
                                                                    --------
                                                                      26,363
                                                                    --------


                                                       SHARES        VALUE
                                                      -------       --------
ENERGY--4.9%
Exxon Mobil Corp.                                      70,775       $  4,856
National Oilwell Varco, Inc.(2)                        44,900          1,937
Occidental Petroleum Corp.                             43,600          3,418
Southwestern Energy Co.(2)                             60,250          2,571
                                                                    --------
                                                                      12,782
                                                                    --------

FINANCIALS--8.0%
AFLAC, Inc.                                            49,000          2,094
BlackRock, Inc.                                         7,850          1,702
Digital Realty Trust, Inc.                             93,050          4,253
Goldman Sachs Group, Inc. (The)                        29,500          5,439
HCC Insurance Holdings, Inc.                           58,950          1,612
Hudson City Bancorp, Inc.                             141,650          1,863
IntercontinentalExchange, Inc.(2)                      15,850          1,541
Morgan Stanley                                         71,700          2,214
                                                                    --------
                                                                      20,718
                                                                    --------

HEALTH CARE--18.1%
Amgen, Inc.(2)                                        108,400          6,529
Biogen Idec, Inc.(2)                                   32,500          1,642

                       See Notes to Financial Statements

                          VIRTUS CAPITAL GROWTH FUND
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2009 (UNAUDITED)


($ reported in thousands)

                                                       SHARES        VALUE
                                                      -------       --------
HEALTH CARE--CONTINUED
Endo Pharmaceuticals
  Holdings, Inc.(2)                                   135,100       $  3,057
Forest Laboratories, Inc.(2)                          191,350          5,633
Gilead Sciences, Inc.(2)                              120,675          5,621
Hospira, Inc.(2)                                       39,650          1,768
Illumina, Inc.(2)                                     112,500          4,781
Kinetic Concepts, Inc.(2)                              43,800          1,620
Life Technologies Corp.(2)                             83,175          3,872
Millipore Corp.(2)                                     18,250          1,284
Schering-Plough Corp.                                 146,700          4,144
Watson Pharmaceuticals, Inc.(2)                       191,400          7,013
                                                                    --------
                                                                      46,964
                                                                    --------

INDUSTRIALS--4.8%
Iron Mountain, Inc.(2)                                 79,250          2,113
Lockheed Martin Corp.                                  38,425          3,000
Shaw Group, Inc. (The)(2)                              88,300          2,834
URS Corp.(2)                                          100,650          4,393
                                                                    --------
                                                                      12,340
                                                                    --------

INFORMATION TECHNOLOGY--36.7%
Apple, Inc.(2)                                         55,250         10,242
BMC Software, Inc.(2)                                  38,900          1,460
Broadcom Corp. Class A(2)                             106,580          3,271
Cisco Systems, Inc.(2)                                428,798         10,094
Cognizant Technology Solutions Corp. Class A(2)        44,700          1,728
Cree, Inc.(2)                                          67,550          2,482
EMC Corp.(2)                                           95,400          1,626
F5 Networks, Inc.(2)                                  190,900          7,565
Google, Inc. Class A(2)                                18,050          8,950
Hewlett-Packard Co.                                    91,400          4,315
Marvell Technology Group Ltd.(2)                      107,350          1,738
McAfee, Inc.(2)                                        33,750          1,478
Microsoft Corp.                                       200,375          5,188
NetApp, Inc.(2)                                        69,100          1,844
NeuStar, Inc. Class A(2)                               68,200          1,541
Oracle Corp.                                          432,300          9,009
QUALCOMM, Inc.                                         28,750          1,293
Red Hat, Inc.(2)                                      212,200          5,865


                                                       SHARES        VALUE
                                                      -------       --------
INFORMATION TECHNOLOGY--CONTINUED
Silicon Laboratories, Inc.(2)                          34,650       $  1,606
Sybase, Inc.(2)                                        63,900          2,486
Teradata Corp.(2)                                      55,350          1,523
WebMD Health Corp. Class A(2)                          58,950          1,952
Western Digital Corp.(2)                              220,200          8,044
                                                                    --------
                                                                      95,300
                                                                    --------

MATERIALS--4.1%
Crown Holdings, Inc.(2)                               112,300          3,055
Freeport-McMoRan
Copper & Gold, Inc.(2)                                 61,500          4,220
Lubrizol Corp. (The)                                   47,300          3,380
                                                                    --------
                                                                      10,655
                                                                    --------

TELECOMMUNICATION SERVICES--2.2%
American Tower Corp. Class A(2)                       158,950          5,786

UTILITIES--0.7%
NRG Energy, Inc.(2)                                    69,100          1,948
-------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $203,621)                                           256,922
-------------------------------------------------------------------------------
TOTAL LONG-TERM INVESTMENTS--99.0%
(IDENTIFIED COST $203,621)                                           256,922
-------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS--2.9%

MONEY MARKET MUTUAL FUNDS--2.9%
State Street Institutional Liquid
  Reserves Fund - Institutional
  Shares (seven-day effective
  yield 0.260%)                                     7,480,001          7,480
-------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $7,480)                                               7,480
-------------------------------------------------------------------------------

TOTAL INVESTMENTS--101.9%
(IDENTIFIED COST $211,101)                                           264,402(1)

Other assets and liabilities, net--(1.9)%                             (5,015)
                                                                    --------
NET ASSETS--100.0%                                                  $259,387
                                                                    ========


                       See Notes to Financial Statements

                           VIRTUS CAPITAL GROWTH FUND
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2009 (UNAUDITED)


KEY INVESTMENT TERM

REIT (REAL ESTATE INVESTMENT TRUST)
A publicly traded company that owns, develops and operates income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.


FOOTNOTE LEGEND

(1) Federal Income Tax Information: For tax information at September 30, 2009, see the Federal Income Tax Information Note 8 in the Notes to Financial Statements.

(2) Non-income producing.



The following table provides a summary of inputs used to value the Fund's net assets as of September 30, 2009 (see Security Valuation Note 2A in the Notes to Financial Statements):

                                         Total Value at        Level 1 -
                                       September 30, 2009    Quoted Prices
                                       ------------------    -------------
INVESTMENT IN SECURITIES:
Equity Securities:
  Common Stocks                              $256,922           $256,922
  Short-Term Investments                        7,480              7,480
                                             --------           --------
  Total Investments                          $264,402           $264,402
                                             ========           ========

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.


                       See Notes to Financial Statements

                           VIRTUS CAPITAL GROWTH FUND
                      STATEMENT OF ASSETS AND LIABILITIES
                         SEPTEMBER 30, 2009 (UNAUDITED)

(Reported in thousands except shares and per share amounts)


ASSETS
Investment securities at value(1) ..........................        $   264,402
Receivables
   Investment securities sold ..............................              1,629
   Fund shares sold ........................................                  2
   Dividends and interest receivable .......................                 31
Prepaid expenses ...........................................                 33
                                                                    -----------
      Total assets .........................................            266,097
                                                                    -----------
LIABILITIES
Payables
   Fund shares repurchased .................................              6,323
   Investment advisory fees ................................                149
   Distribution and service fees ...........................                 57
   Administration fees .....................................                 18
   Transfer agent fees and expenses ........................                115
   Trustees' fee and expenses ..............................                  4
   Professional fees .......................................                 19
   Other accrued expenses ..................................                 25
                                                                    -----------
     Total liabilities .....................................              6,710
                                                                    -----------

NET ASSETS .................................................        $   259,387
                                                                    ===========

NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest ...........        $   417,621
Accumulated undistributed net investment income (loss) .....               (851)
Accumulated undistributed net realized gain (loss) .........           (210,684)
Net unrealized appreciation (depreciation) on investments...             53,301
                                                                    -----------
NET ASSETS .................................................        $   259,387
                                                                    ===========

CLASS A
Net asset value (net assets/shares outstanding) per share...        $     12.52
Maximum offering price per share $12.52/(1-5.75%) ..........        $     13.28
Shares of beneficial interest outstanding, no par value,
  unlimited authorization ..................................         20,223,946
Net Assets .................................................        $   253,268

CLASS B
Net asset value (net assets/shares outstanding)
  and offering price per share .............................        $     11.23
Shares of beneficial interest outstanding,
  no par value, unlimited authorization ....................            384,224
Net Assets .................................................        $     4,316

CLASS C
Net asset value (net assets/shares outstanding)
  and offering price per share .............................        $     12.26
Shares of beneficial interest outstanding,
  no par value, unlimited authorization ....................            147,080
Net Assets .................................................        $     1,803

(1)Investments in securities at cost .......................        $   211,101


                       See Notes to Financial Statements

                           VIRTUS CAPITAL GROWTH FUND
                            STATEMENT OF OPERATIONS
                SIX MONTHS ENDED SEPTEMBER 30, 2009 (UNAUDITED)

(Reported in thousands)


INVESTMENT INCOME
Dividends .............................................................     $    966
                                                                            --------
     Total investment income ..........................................          966
                                                                            --------
EXPENSES
Investment advisory fees ..............................................          865
Service fees, Class A .................................................          302
Distribution and service fees, Class B ................................           20
Distribution and service fees, Class C ................................            8
Administration fees ...................................................          105
Transfer agent fee and expenses .......................................          390
Custodian fees ........................................................           12
Printing fees and expenses ............................................           44
Professional fees .....................................................           17
Registration fees .....................................................           20
Trustees' fee and expenses ............................................           12
Miscellaneous expenses ................................................           22
                                                                            --------
     Total expenses ...................................................        1,817
NET INVESTMENT INCOME (LOSS) ..........................................         (851)
                                                                            --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments ...............................      (13,626)
Net change in unrealized appreciation (depreciation) on investments ...       74,200
                                                                            --------
NET GAIN (LOSS) ON INVESTMENTS ........................................       60,574
                                                                            --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS........     $ 59,723
                                                                            ========

                       See Notes to Financial Statements

                           VIRTUS CAPITAL GROWTH FUND
                       STATEMENT OF CHANGES IN NET ASSETS

(Reported in thousands)


                                                                           Six Months Ended
                                                                          September 30, 2009        Year Ended
                                                                              (Unaudited)         March 31, 2009
                                                                          ------------------      --------------
INCREASE/(DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss) ..........................................        $   (851)             $  (1,101)
Net realized gain (loss) ..............................................         (13,626)               (76,683)
Net change in unrealized appreciation (depreciation).. ................          74,200                (48,521)
                                                                               --------              ---------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ...........          59,723               (126,305)
                                                                               --------              ---------
FROM SHARE TRANSACTIONS:
SALE OF SHARES
Class A (189 and 675 shares, respectively) ............................           2,070                  8,170
Class B (20 and 56 shares, respectively) ..............................             205                    627
Class C (1 and 5 shares, respectively) ................................              14                     52
SHARES REPURCHASED
Class A (2,262 and 3,839 shares, respectively) ........................         (26,087)               (48,364)
Class B (72 and 198 shares, respectively) .............................            (718)                (2,326)
Class C (22 and 55 shares, respectively) ..............................            (230)                  (609)
                                                                               --------              ---------
INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS .............         (24,746)               (42,450)

CAPITAL CONTRIBUTIONS
Fair Funds settlement(1) ..............................................              21                     --
                                                                               --------              ---------
NET INCREASE (DECREASE) IN NET ASSETS .................................          34,998               (168,755)

NET ASSETS
Beginning of period ...................................................         224,389                393,144
                                                                               --------              ---------
END OF PERIOD .........................................................        $259,387              $ 224,389
                                                                               ========              =========
Accumulated undistributed net investment income (loss) at end of period        $   (851)             $      --

(1) The Fund was a recipient of a portion of a distribution from a Fair Fund established by the United States Securities and Exchange Commission. The proceeds received were part of the Millennium Partners, L.P. and Bear Stearns & Co., Inc. settlements.


                        See Notes to Financial Statements

                         THIS PAGE INTENTIONALLY BLANK.

                           VIRTUS CAPITAL GROWTH FUND
                              FINANCIAL HIGHLIGHTS
           SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
                             THROUGHOUT EACH PERIOD


                           NET                        NET
                          ASSET        NET         REALIZED       TOTAL      DIVIDENDS   DISTRIBUTIONS                     CHANGE
                         VALUE,    INVESTMENT         AND         FROM       FROM NET       FROM NET                       IN NET
                        BEGINNING    INCOME       UNREALIZED   INVESTMENT   INVESTMENT      REALIZED          TOTAL        ASSET
                        OF PERIOD   (LOSS)(1)     GAIN (LOSS)  OPERATIONS     INCOME         GAINS        DISTRIBUTIONS    VALUE
----------------------------------------------------------------------------------------------------------------------------------
CLASS A
4/1/09 to 9/30/09(6)     $ 9.82      (0.04)           2.74         2.70         --            --               --           2.70
4/1/08 to 3/31/09         15.00      (0.04)          (5.14)       (5.18)        --            --               --          (5.18)
11/1/07 to 3/31/08        18.18      (0.03)          (3.15)       (3.18)        --            --               --          (3.18)
11/1/06 to 10/31/07       15.78      (0.03)           2.43         2.40         --            --               --           2.40
11/1/05 to 10/31/06       14.89      (0.05)           1.02         0.97      (0.08)           --            (0.08)          0.89
11/1/04 to 10/31/05       14.21       0.07            0.61         0.68         --            --               --           0.68
11/1/03 to 10/31/04       13.90      (0.06)           0.37         0.31         --            --               --           0.31

CLASS B
4/1/09 to 9/30/09(6)     $ 8.84      (0.07)           2.46         2.39         --            --               --           2.39
4/1/08 to 3/31/09         13.61      (0.13)          (4.64)       (4.77)        --            --               --          (4.77)
11/1/07 to 3/31/08        16.55      (0.07)          (2.87)       (2.94)        --            --               --          (2.94)
11/1/06 to 10/31/07       14.47      (0.14)           2.22         2.08         --            --               --           2.08
11/1/05 to 10/31/06       13.69      (0.15)           0.93         0.78         --            --               --           0.78
11/1/04 to 10/31/05       13.16      (0.05)           0.58         0.53         --            --               --           0.53
11/1/03 to 10/31/04       12.96      (0.15)           0.35         0.20         --            --               --           0.20

CLASS C
4/1/09 to 9/30/09(6)     $ 9.65      (0.08)           2.69         2.61         --            --               --           2.61
4/1/08 to 3/31/09         14.85      (0.14)          (5.06)       (5.20)        --            --               --          (5.20)
11/1/07 to 3/31/08        18.06      (0.08)          (3.13)       (3.21)        --            --               --          (3.21)
11/21/06(5) to 10/31/07   15.95      (0.16)           2.27         2.11         --            --               --           2.11



                          NET                             NET                         RATIO OF NET
                         ASSET                           ASSETS,       RATIO OF        INVESTMENT
                         VALUE,                          END OF       EXPENSES TO     INCOME/(LOSS)   PORTFOLIO
                         END OF          TOTAL           PERIOD        AVERAGE         TO AVERAGE     TURNOVER
                         PERIOD         RETURN(2)        (000'S)      NET ASSETS       NET ASSETS        RATE
----------------------------------------------------------------------------------------------------------------
CLASS A
4/1/09 to 9/30/09(6)     $12.52          27.49%(4)      $253,268         1.45%(3)        (0.67)%(3)      46%(4)
4/1/08 to 3/31/09          9.82         (34.53)          218,922         1.42            (0.33)          92
11/1/07 to 3/31/08        15.00         (17.49)(4)       382,033         1.43(3)         (0.46)(3)       33(4)
11/1/06 to 10/31/07       18.18          15.21           493,633         1.41            (0.16)          90
11/1/05 to 10/31/06       15.78           6.54           486,845         1.37            (0.31)         167
11/1/04 to 10/31/05       14.89           4.79           580,058         1.36             0.45           67
11/1/03 to 10/31/04       14.21           2.23           844,523         1.34            (0.39)          57

CLASS B
4/1/09 to 9/30/09(6)     $11.23          27.04%(4)       $ 4,316         2.20%(3)        (1.42)%(3)      46%(4)
4/1/08 to 3/31/09          8.84         (35.05)            3,852         2.17            (1.09)          92
11/1/07 to 3/31/08        13.61         (17.76)(4)         7,874         2.17(3)         (1.20)(3)       33(4)
11/1/06 to 10/31/07       16.55          14.37            10,937         2.16            (0.93)          90
11/1/05 to 10/31/06       14.47           5.70             9,038         2.12            (1.06)         167
11/1/04 to 10/31/05       13.69           4.03            11,918         2.11            (0.34)          67
11/1/03 to 10/31/04       13.16           1.54            16,314         2.09            (1.13)          57

CLASS C
4/1/09 to 9/30/09(6)     $12.26          27.05%(4)       $ 1,803         2.20%(3)        (1.42)%(3)      46%(4)
4/1/08 to 3/31/09          9.65         (35.02)            1,615         2.17            (1.09)          92
11/1/07 to 3/31/08        14.85         (17.77)(4)         3,237         2.17(3)         (1.20)(3)       33(4)
11/21/06(5) to 10/31/07   18.06          13.23(4)          4,546         2.15(3)         (1.03)(3)       90(4)

(1) Computed using average shares outstanding.
(2) Sales charges are not reflected in total return calculation.
(3) Annualized.
(4) Not annualized.
(5) Inception date.
(6) Unaudited.

                        See Notes to Financial Statements

                                    12 and 13

                           VIRTUS CAPITAL GROWTH FUND
                         NOTES TO FINANCIAL STATEMENTS
                         SEPTEMBER 30, 2009 (UNAUDITED)

1. ORGANIZATION

   Virtus Equity Trust (the "Trust") is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.

   As of the date of this report, thirteen funds of the Trust are offered for sale, of which the Virtus Capital Growth Fund (the "Fund") is reported in this semiannual report. The Fund is diversified and has an investment objective to seek to provide long-term capital appreciation. There is no guarantee that the Fund will achieve its objective.

   The Fund offers Class A shares, Class B shares and Class C shares.

   Class A shares are sold with a front-end sales charge of up to 5.75% with some exceptions. Generally, Class A shares are not subject to any charges by the Fund when redeemed; however, a 1% contingent deferred sales charge ("CDSC") may be imposed on certain redemptions made within one year following purchases on which a finder's fee has been paid. The one-year period begins on the last day of the month preceding the month in which the purchase was made. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held (see Note 9). Class C shares are sold with a 1% contingent deferred sales charge, if applicable, if redeemed within one year of purchase.

   Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution and/or service expenses and has exclusive voting rights with respect to its distribution plan. Income and other expenses and realized and unrealized gains and losses of the Fund are borne pro rata by the holders of each class of shares.

2. SIGNIFICANT ACCOUNTING POLICIES

   The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be significant.

A. SECURITY VALUATION:

   Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price.

   Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Due to continued volatility in the current market, valuations developed through pricing techniques may materially vary from the actual amounts realized upon sale of the securities.

   As required, some securities and assets may be valued at fair value as determined in good faith by or under the direction of the Trustees.

                           VIRTUS CAPITAL GROWTH FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                         SEPTEMBER 30, 2009 (UNAUDITED)


   Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.

   Investments in underlying funds are valued at each fund's closing net asset value determined as of the close of business of the New York Stock Exchange (generally 4:00 p.m. Eastern time).

   Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

   The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels:

   o Level 1 - quoted prices in active markets for identical securities

   o Level 2 - prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   o Level 3 - prices determined using significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

   A summary of the inputs used to value the Fund's net assets by each major security type is disclosed at the end of the Schedule of Investments.

B. SECURITY TRANSACTIONS AND RELATED INCOME:

   Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

   Dividend income is recorded using management's estimate of the income included in distributions received from the REIT investments. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

C. INCOME TAXES:

   The Fund is treated as a separate taxable entity. It is the policy of the Fund to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.

                           VIRTUS CAPITAL GROWTH FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                         SEPTEMBER 30, 2009 (UNAUDITED)


   The Trust may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which they invest.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed each Fund's tax positions and has concluded that no provision for income tax is required in any Fund's financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

D. DISTRIBUTIONS TO SHAREHOLDERS:

   Distributions are recorded by the Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences may include the treatment of non-taxable dividends, market premium and discount, non-deductible expenses, expiring capital loss carryovers, foreign currency gain or loss, gain or loss on futures contracts, partnerships, operating losses and losses deferred due to wash sales. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital paid in on shares of beneficial interest.

E. EXPENSES:

   Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund, except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made.

F. FOREIGN CURRENCY TRANSLATION:

   Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and the date it is paid is treated as a gain or loss on foreign currency. The Trust does not isolate that portion of the results of operations arising from changes in exchange rates or from fluctuations which arise due to changes in the market prices of securities.

G. SECURITIES LENDING:

   The Fund may loan securities to qualified brokers through an agreement with State Street Bank and Trust Company ("State Street"). Under the terms of the agreement, the Fund is required to maintain collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan. Collateral may consist of cash and securities issued by the U.S. Government. Cash collateral is invested in a short-term money market fund.

                           VIRTUS CAPITAL GROWTH FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                         SEPTEMBER 30, 2009 (UNAUDITED)


   Dividends earned on the collateral and premiums paid by the borrower are recorded as income by the Fund net of fees charged by State Street for its services in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the foreclosure on collateral.

   At September 30, 2009, the Fund did not have any securities on loan.

3. INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS
   ($ REPORTED IN THOUSANDS EXCEPT AS NOTED)

   Virtus Investment Advisers, Inc. ("VIA," the "Adviser"), is an indirect, wholly-owned subsidiary of Virtus Investment Partners, Inc. ("Virtus"). As compensation for its services to the Trust, the Adviser is entitled to a fee based upon the following annual rates as a percentage of the average daily net assets of the Fund:

                 1ST $1         $1+ BILLION -          $2+
                 BILLION         $2 BILLION          BILLION
                 -------         ----------          -------
                  0.70%             0.65%             0.60%

   The Adviser manages the Fund's investment program and general operations of the Fund, including oversight of the Fund's subadviser, Harris Investment Management, Inc.

   As distributor of the Fund's shares, VP Distributors, Inc. ("VP Distributors"), an indirect, wholly-owned subsidiary of Virtus, has advised the Fund that it retained net selling commissions and deferred sales charges for the six months ended (the "period") September 30, 2009, as follows:

              CLASS A                CLASS B               CLASS C
             NET SELLING            DEFERRED              DEFERRED
             COMMISSIONS          SALES CHARGES        SALES CHARGES
             -----------          -------------        -------------
                 $12                    $5                  $ --*

   * Amount is less than $500 (not reported in thousands).

   In addition, the Fund pays VP Distributors distribution and/or service fees at the annual rate of 0.25% for Class A shares, 1.00% for Class B shares, and 1.00% for Class C shares applied to the average daily net assets of each respective class.

   Under certain circumstances, shares of certain Virtus Mutual Funds may be exchanged for shares of the same class of certain other Virtus Mutual Funds on the basis of the relative net asset values per share at the time of the exchange. On exchanges with share classes that carry a contingent deferred sales charge, the CDSC schedule of the original shares purchased continues to apply.

   VP Distributors serves as the Administrator to the Trust. For the period ended September 30, 2009, the Fund incurred administration fees totaling $105. VP Distributors also serves as the Trust's transfer agent. For the period ended September 30, 2009, transfer agent fees were $390 as reported in the Statement of Operations.

                           VIRTUS CAPITAL GROWTH FUND
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                         SEPTEMBER 30, 2009 (UNAUDITED)


4. PURCHASES AND SALES OF SECURITIES
   ($ REPORTED IN THOUSANDS)

   Purchases and sales of investment securities (excluding U.S. Government and agency securities and short-term securities) during the period ended September 30, 2009, were as follows:

                          PURCHASES                    SALES
                          ---------                  --------
                           $109,978                  $131,885

   There were no purchases or sales of long-term U.S. Government and agency securities during the period ended September 30, 2009.

5. CREDIT RISK AND ASSET CONCENTRATIONS

   In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

   The Fund may invest a high percentage of its assets in specific sectors of the market in its pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on the Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.

   At September 30, 2009, the Fund held securities issued by various companies in the Information Technology sector, representing 36% of the total investments of the Fund.

6. INDEMNIFICATIONS

   Under the Fund's organizational documents, its Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, the Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these arrangements.

7. REGULATORY EXAMS

   Federal and state regulatory authorities from time to time make inquiries and conduct examinations regarding compliance by Virtus and its subsidiaries (collectively "the Company") with securities and other laws and regulations affecting their registered products.

   There are currently no such matters which the Company believes will be material to these financial statements.

                           VIRTUS CAPITAL GROWTH FUND
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                         SEPTEMBER 30, 2009 (UNAUDITED)


8. FEDERAL INCOME TAX INFORMATION
   ($ REPORTED IN THOUSANDS)

   At September 30, 2009, federal tax cost and aggregate gross appreciation (depreciation) of securities held by the Fund were as follows:

                                                               NET UNREALIZED
        FEDERAL            UNREALIZED         UNREALIZED        APPRECIATION
        TAX COST          APPRECIATION      (DEPRECIATION)     (DEPRECIATION)
        --------          ------------      --------------     --------------
        $212,562             $55,184           $(3,344)           $751,840

   The Fund has capital loss carryovers which may be used to offset future capital gains, as follows:

                                 Expiration Year
         --------------------------------------------------------------
          2010          2011         2016          2017         Total
         -------      -------       ------       -------       --------
         $97,731      $15,274       $4,365       $25,431       $142,801

   The Fund may not realize the benefit of these losses to the extent the Fund does not realize gains on investments prior to the expiration of the capital loss carryovers. The Fund's amounts include losses acquired in connection with prior year's mergers. Utilization of these capital loss carryovers is subject to annual limitations.

9. SUBSEQUENT EVENT EVALUATIONS

   Management has evaluated the impact of all subsequent events on the Funds through November 19, 2009, the date the financial statements were available for issuance, and has determined that the following subsequent events require recognition or disclosure in the financial statements.

   Effective on December 1, 2009 (the "Closing Date"), Class B Shares of the Virtus Mutual Funds will no longer be available for purchase by new or existing shareholders, except by existing shareholders through Qualifying Transactions (for information regarding Qualifying Transactions refer to each Fund's prospectus).

VIRTUS EQUITY TRUST
101 Munson Street
Greenfield, MA 01301-9668


TRUSTEES
George R. Aylward
Leroy Keith, Jr.
Philip R. McLoughlin, Chairman
Geraldine M. McNamara
James M. Oates
Richard E. Segerson
Ferdinand L.J. Verdonck

OFFICERS
George R. Aylward, President
Nancy G. Curtiss, Senior Vice President
Francis G. Waltman, Senior Vice President
Marc Baltuch, Vice President and Chief Compliance Officer
W. Patrick Bradley, Chief Financial Officer and Treasurer
Kevin J. Carr, Vice President, Chief Legal Officer, Counsel and Secretary


INVESTMENT ADVISER
Virtus Investment Advisers, Inc.
100 Pearl Street
Hartford, CT 06103-4506

PRINCIPAL UNDERWRITER
VP Distributors, Inc.
100 Pearl Street
Hartford, CT 06103-4506

TRANSFER AGENT
VP Distributors, Inc.
100 Pearl Street
Hartford, CT 06103-4506

CUSTODIAN
PFPC Trust Company
8800 Tinicum Boulevard
Philadelphia, PA 19155-3111

HOW TO CONTACT US
Mutual Fund Services      1-800-243-1574
Adviser Consulting Group  1-800-243-4361
Telephone Orders          1-800-367-5877
Text Telephone            1-800-243-1926
Web site                      VIRTUS.COM




--------------------------------------------------------------------------------
IMPORTANT NOTICE TO SHAREHOLDERS
The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.
--------------------------------------------------------------------------------

                                                                   -------------
                                                                     PRSRT STD
                                                                   U.S. POSTAGE
                                                                       PAID
                                                                   LANCASTER, PA
                                                                    PERMIT 1793
                                                                   -------------


           [GRAPHIC OMITTED]
                 VIRTUS
              MUTUAL FUNDS

c/o State Street Bank and Trust Company
             P.O. Box 8301
         Boston, MA 02266-8301


For more information about Virtus mutual funds, please call your financial representative, contact us at 1-800-243-1574 or VIRTUS.COM





8026                                                11-09

                                                                      SEMIANNUAL
                                                                          REPORT

                               [GRAPHIC OMITTED]
                                     VIRTUS
                                  MUTUAL FUNDS

================================================================================

                            Virtus Mid-Cap Value Fund







================================================================================

TRUST NAME:        September 30, 2009      [GRAPHIC OMITTED]
VIRTUS                                     Eligible shareholders can sign up for
EQUITY                                     eDelivery at Virtus.com
TRUST


NO BANK GUARANTEE                NOT FDIC INSURED                MAY LOSE VALUE

                                TABLE OF CONTENTS


VIRTUS MID-CAP VALUE FUND ("Mid-Cap Value Fund")
Message to Shareholders.................................................     1
Disclosure of Fund Expenses.............................................     4
Schedule of Investments.................................................     6
Statement of Assets and Liabilities.....................................     8
Statement of Operations.................................................     9
Statement of Changes in Net Assets......................................    10
Financial Highlights....................................................    12
Notes to Financial Statements...........................................    14


--------------------------------------------------------------------------------
PROXY VOTING PROCEDURES (FORM N-PX)
The adviser and subadviser vote proxies relating to portfolio securities in accordance with procedures that have been approved by the Trust's Board of Trustees. You may obtain a description of these procedures, along with information regarding how the Fund voted proxies during the most recent 12-month period ended June 30, 2009, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission's website at http://www.sec.gov.

FORM N-Q INFORMATION
The Trust files a complete schedule of portfolio holdings for the Fund with the Securities and Exchange Commission (the "SEC") for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC's website at http://www.sec.gov. Form N-Q may be reviewed and copied at the SEC's Public Reference Room. Information on the operation of the SEC's Public Reference Room can be obtained by calling toll-free 1-800-SEC-0330.
--------------------------------------------------------------------------------


This report is not authorized for distribution to prospective investors in the Virtus Mid-Cap Value Fund unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, the Fund's record and other pertinent information.

                             MESSAGE TO SHAREHOLDERS


Dear Fellow Shareholders of Virtus Mutual Funds:

Investors who were calmed by the positive news from the financial markets in the second quarter of 2009 may have had a reason to regain some of their enthusiasm during the third quarter. There were numerous signs pointing to an end to the recession: gross domestic product grew by an annualized 3.5 percent, matching its average growth rate of the last 80 years; a measure of stability appeared in the housing market; consumer confidence inched up; and better-than-expected profits and rosier outlooks were reported by many corporations.

The capital markets continued their recovery during the quarter, with most major stock market indices up by double digits for the quarter. The S&P 500(R) Index was up 15.6 percent in the quarter and in late September was at its highest level in nearly a year. The Dow Jones Industrial Average(SM) increased 15.8 percent in the third quarter, and as of September 30 had improved by 13.5 percent for the year. These figures are even more encouraging when compared with market lows in early March and the double-digit losses both indices recorded during the first quarter of the year. Bonds also participated in the third-quarter rally, with the Barclays Capital U.S. Aggregate Bond Index ahead by 3.74 percent and the Barclays Capital U.S. Municipal Bond Index up 7.12 percent.

Although the Federal Open Market Committee acknowledged that "economic activity has picked up following its severe downturn," these recent gains should not unleash any 1990s-style market "exuberance." The strength and timing of a full recovery is yet to be realized. Unemployment rates that probably have not peaked remain a drag on consumer spending, and with an expected slowdown of the government's monetary and fiscal stimulus, some economists speculate that the growth from the second and third quarter may not be sustainable into next year.

These factors suggest this is an important time to rely on the experience of your personal financial adviser and the investment professionals who manage your assets in the Virtus Mutual Funds. We encourage you to meet with your adviser to review your portfolio and, when appropriate, adjust it to fit your current investment objectives and your tolerance for risk.

Our wide range of equity, fixed income, and alternative investments allow you to allocate your assets and design a portfolio tailored to your individual needs. Information about your investments is always available on our website, WWW.VIRTUS.COM, and from our customer service staff at 1-800-243-1574. While there are no guarantees in the world of investing, I can assure you that we will do our very best to meet your expectations.

On behalf of the entire team at Virtus Investment Partners, I thank you for entrusting your financial assets to us.


Sincerely,


/s/ George R. Aylward

George R. Aylward
President, Virtus Mutual Funds

NOVEMBER 1, 2009

WHENEVER YOU HAVE QUESTIONS ABOUT YOUR ACCOUNT OR REQUIRE ADDITIONAL INFORMATION, PLEASE VISIT US AT WWW.VIRTUS.COM OR CALL OUR SHAREOWNER SERVICES GROUP, TOLL FREE, AT 1-800-243-1574.




PERFORMANCE DATA QUOTED REPRESENTS PAST RESULTS. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN PERFORMANCE SHOWN ABOVE.

                         THIS PAGE INTENTIONALLY BLANK.

                            VIRTUS MID-CAP VALUE FUND
                     DISCLOSURE OF FUND EXPENSES (UNAUDITED)
         FOR THE SIX-MONTH PERIOD OF APRIL 1, 2009 TO SEPTEMBER 30, 2009


   We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Virtus Mid-Cap Value Fund (the "Fund"), you may incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class C shares; and (2) ongoing costs, including investment advisory fees; distribution and service fees; and other expenses. Class I shares are sold without a sales charge and do not incur distribution and service fees. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period. The following Expense Table illustrates the Fund's costs in two ways.

ACTUAL EXPENSES

   The first section of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

   The second section of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

   Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if those transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

                            VIRTUS MID-CAP VALUE FUND
               DISCLOSURE OF FUND EXPENSES (UNAUDITED) (CONTINUED)
         FOR THE SIX-MONTH PERIOD OF APRIL 1, 2009 TO SEPTEMBER 30, 2009


EXPENSE TABLE
--------------------------------------------------------------------------------
                    Beginning           Ending                         Expenses
                     Account            Account         Annualized       Paid
                      Value              Value            Expense       During
                  April 1, 2009   September 30, 2009       Ratio        Period*
--------------------------------------------------------------------------------
ACTUAL
Class A              $1,000.00        $1,462.50             1.48%        $ 9.14
Class C               1,000.00         1,456.20             2.23          13.73
Class I               1,000.00         1,464.20             1.22           7.54

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class A               1,000.00         1,017.56             1.48           7.51
Class C               1,000.00         1,013.75             2.23          11.32
Class I               1,000.00         1,018.88             1.22           6.19

* Expenses are equal to the Fund's annualized expense ratio, which includes waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (183) expenses were accrued in the most recent fiscal half-year, then divided by 365 to reflect the period.

   The Fund may invest in other funds, and the annualized expense ratios noted above do not reflect fees and expenses associated with the underlying funds. If such fees and expenses were included, the expenses would have been higher.

   You can find more information about the Fund's expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to the prospectus.

                            VIRTUS MID-CAP VALUE FUND
                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2009 (UNAUDITED)

--------------------------------------------------------------------------------
                                Asset Allocations
                                -----------------

The table presents asset allocations within certain sectors as a percentage of total investments as of September 30, 2009.

Industrials                                                                 26%

Consumer Discretionary                                                      19

Consumer Staples                                                            13

Materials                                                                   13

Utilities                                                                   13

Energy                                                                      10

Other (includes short-term investments)                                      6
                                                                           ---
Total                                                                      100%
                                                                           ===
--------------------------------------------------------------------------------

($ reported in thousands)


                                                     SHARES          VALUE
                                                    ---------       --------
COMMON STOCKS--95.0%

CONSUMER DISCRETIONARY--19.1%
Big Lots, Inc.(2)                                     494,400       $ 12,370
Fortune Brands, Inc.                                  248,300         10,672
Home Depot, Inc. (The)                                429,300         11,436
Limited Brands, Inc.                                  950,300         16,146
Penney (J.C.) Co., Inc.                               391,000         13,196
TJX Cos., Inc. (The)                                  328,800         12,215
                                                                    --------
                                                                      76,035
                                                                    --------

CONSUMER STAPLES--12.7%
Del Monte Foods Co.                                 1,040,450         12,048
Koninklijke Ahold NV Sponsored ADR                  1,208,400         14,561
Safeway, Inc.                                         606,900         11,968
Sara Lee Corp.                                      1,079,500         12,026
                                                                    --------
                                                                      50,603
                                                                    --------

ENERGY--10.2%
El Paso Corp.                                       1,213,450         12,523
Spectra Energy Corp.                                  842,042         15,948
Williams Cos., Inc. (The)                             674,000         12,044
                                                                    --------
                                                                      40,515
                                                                    --------


                                                     SHARES          VALUE
                                                    ---------       --------
FINANCIALS--0.4%
Alleghany Corp.(2)                                      5,878       $  1,523
                                                                    --------

INDUSTRIALS--26.5%
Con-way, Inc.                                         181,900          6,970
Crown Holdings, Inc.(2)                               623,000         16,946
Masco Corp.                                           843,600         10,899
Owens Corning, Inc.(2)                                524,350         11,772
Raytheon Co.                                          187,300          8,985
Republic Services, Inc.                               603,402         16,032
Thomas & Betts Corp.(2)                               432,800         13,019
USG Corp.(2)                                          500,400          8,597
Waste Management, Inc.                                409,600         12,214
                                                                    --------
                                                                     105,434
                                                                    --------

MATERIALS--12.7%
Ball Corp.                                            246,900         12,148
Dow Chemical Co. (The)                                169,100          4,408
Owens-Illinois, Inc.(2)                               486,150         17,939
Packaging Corp. of America                            367,150          7,490
Weyerhaeuser Co.                                      229,200          8,400
                                                                    --------
                                                                      50,385
                                                                    --------

                        See Notes to Financial Statements

                           VIRTUS MID-CAP VALUE FUND
                             SCHEDULE OF INVESTMENTS
                   SEPTEMBER 30, 2009 (UNAUDITED) (CONTINUED)

($ reported in thousands)

                                                     SHARES          VALUE
                                                    ---------       --------
UTILITIES--13.4%
Dominion Resources, Inc.                              324,700       $ 11,202
Duke Energy Corp.                                     837,884         13,188
Dynegy, Inc. Class A(2)                             2,420,900          6,174
Mirant Corp.(2)                                       502,900          8,263
ONEOK, Inc.                                           402,000         14,721
                                                                    --------
                                                                      53,548
                                                                    --------
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $430,951)                                           378,043
--------------------------------------------------------------------------------
TOTAL LONG-TERM INVESTMENTS--95.0%
(IDENTIFIED COST $430,951)                                           378,043
--------------------------------------------------------------------------------


                                                     SHARES          VALUE
                                                    ---------       --------

SHORT-TERM INVESTMENTS--6.4%
MONEY MARKET MUTUAL FUNDS--6.4%
State Street Institutional
  Liquid Reserves Fund -
  Institutional Shares
  (seven-day effective
  yield 0.260%)                                    25,456,804       $ 25,457
--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $25,457)                                             25,457
--------------------------------------------------------------------------------

TOTAL INVESTMENTS--101.4%
(IDENTIFIED COST $456,408)                                           403,500(1)

Other assets and liabilities, net--(1.4)%                             (5,512)
                                                                    --------
NET ASSETS--100.0%                                                  $397,988
                                                                    ========

ABBREVIATIONS
ADR - American Depositary Receipt

KEY INVESTMENT TERMS

ADR (AMERICAN DEPOSITARY RECEIPT)
Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a U.S. bank or trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.

SPONSORED ADR (AMERICAN DEPOSITARY RECEIPT)
An ADR which is issued with the cooperation of the company whose stock will underlie the ADR. Sponsored ADRs generally carry the same rights normally given to stockholders such as voting rights. ADRs must be sponsored to be able to trade on a major U.S. exchange such as the NYSE.

FOOTNOTE LEGEND
(1) Federal Income Tax Information: For tax information at September 30, 2009, see the Federal Income Tax Information Note 9 in the Notes to Financial Statements.
(2) Non-income producing.

The following table provides a summary of inputs used to value the Fund's net assets as of September 30, 2009 (see Security Valuation Note 2A in the Notes to Financial Statements):
                                       Total Value at        Level 1 -
                                     September 30, 2009    Quoted Prices
                                     ------------------    -------------
INVESTMENT IN SECURITIES:
Equity Securities:
  Common Stocks                            $378,043           $378,043
  Short-Term Investments                     25,457             25,457
                                           --------           --------
  Total Investments                        $403,500           $403,500
                                           ========           ========

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

                        See Notes to Financial Statements

                           VIRTUS MID-CAP VALUE FUND
                      STATEMENT OF ASSETS AND LIABILITIES
                         SEPTEMBER 30, 2009 (UNAUDITED)


(Reported in thousands except shares and per share amounts)


ASSETS
Investment in securities at value(1) ..........................     $   403,500
Receivables
   Fund shares sold ...........................................             746
   Dividends and interest receivable ..........................             440
Prepaid expenses ..............................................              43
                                                                    -----------
     Total assets .............................................         404,729
                                                                    -----------
LIABILITIES
Payables
   Fund shares repurchased ....................................           6,101
   Investment advisory fee ....................................             245
   Distribution and service fees ..............................             122
   Administration fee .........................................              26
   Transfer agent fees and expenses ...........................             192
   Trustees' fee and expenses .................................               5
   Professional fee ...........................................              19
   Other accrued expenses .....................................              31
                                                                    -----------
     Total liabilities ........................................           6,741
                                                                    -----------
NET ASSETS ....................................................     $   397,988
                                                                    ===========
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest ..............     $   580,392
Accumulated undistributed net investment income (loss) ........           1,070
Accumulated undistributed net realized gain (loss) ............        (130,566)
Net unrealized appreciation (depreciation) on investments .....         (52,908)
                                                                    -----------
NET ASSETS ....................................................     $   397,988
                                                                    ===========
CLASS A
Net asset value per share (net assets/shares outstanding)
   per share ..................................................     $     18.03
Maximum offering price per share $18.03/(1-5.75%) .............     $     19.13
Shares of beneficial interest outstanding, no par value,
   unlimited authorization ....................................      16,770,883
Net Assets ....................................................     $   302,395

CLASS C
Net asset value (net assets/shares outstanding)
   and offering price per share ...............................     $     17.62
Shares of beneficial interest outstanding,
   no par value, unlimited authorization ......................       4,137,652
Net Assets ....................................................     $    72,921

CLASS I
Net asset value (net assets/shares outstanding)
   and offering price per share ...............................     $     18.03
Shares of beneficial interest outstanding,
   no par value, unlimited authorization ......................       1,257,693
Net Assets ....................................................     $    22,672

(1)Investment in securities at cost ...........................     $   456,408


                        See Notes to Financial Statements

                            VIRTUS MID-CAP VALUE FUND
                             STATEMENT OF OPERATIONS
                 SIX MONTHS ENDED SEPTEMBER 30, 2009 (UNAUDITED)


(Reported in thousands)


INVESTMENT INCOME
Dividends ..............................................................       $  4,611
Foreign taxes withheld .................................................            (74)
                                                                               --------
     Total investment income ...........................................          4,537
                                                                               --------
EXPENSES
Investment advisory fee ................................................          1,359
Service fees, Class A ..................................................            346
Distribution and service fees, Class C .................................            341
Administration fees ....................................................            150
Transfer agent fee and expenses ........................................            570
Custodian fees .........................................................             15
Printing fees and expenses .............................................             36
Professional fees ......................................................             19
Registration fees ......................................................             28
Trustees' fees and expenses ............................................             17
Miscellaneous expenses .................................................             33
                                                                               --------
     Total expenses ....................................................          2,914
                                                                               --------
NET INVESTMENT INCOME (LOSS) ...........................................          1,623
                                                                               --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments ................................        (51,891)
Net change in unrealized appreciation (depreciation) on investments ....        182,187
                                                                               --------
NET GAIN (LOSS) ON INVESTMENTS .........................................        130,296
                                                                               --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS. .......       $131,919
                                                                               ========

                        See Notes to Financial Statements

                           VIRTUS MID-CAP VALUE FUND
                       STATEMENT OF CHANGES IN NET ASSETS


(Reported in thousands)


                                                                               Six Months Ended
                                                                              September 30, 2009     Year Ended
                                                                                   (Unaudited)      March 31, 2009
                                                                              ------------------    --------------
INCREASE/(DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss) ...................................................     $  1,623          $  3,397
Net realized gain (loss) .......................................................      (51,891)          (78,498)
Net change in unrealized appreciation (depreciation) ...........................      182,187          (180,367)
                                                                                     --------          --------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ....................      131,919          (255,468)
                                                                                     --------          --------
FROM DISTRIBUTIONS TO SHAREHOLDERS
Net investment income, Class A .................................................       (2,279)           (1,303)
Net investment income, Class C .................................................         (364)               --
Net investment income, Class I .................................................         (155)              (64)
Net realized short-term gains, Class A .........................................           --            (3,277)
Net realized short-term gains, Class C .........................................           --              (922)
Net realized short-term gains, Class I .........................................           --               (78)
Net realized long-term gains, Class A ..........................................           --            (8,573)
Net realized long-term gains, Class C ..........................................           --            (2,412)
Net realized long-term gains, Class I ..........................................           --              (203)
                                                                                     --------          --------
DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS ......................       (2,798)          (16,832)
                                                                                     --------          --------
FROM SHARE TRANSACTIONS:
SALE OF SHARES
Class A (1,662 and 5,327 shares, respectively) .................................       26,350            93,863
Class C (119 and 330 shares, respectively) .....................................        1,812             5,974
Class I (432 and 1,034 shares, respectively) ...................................        6,881            19,274

REINVESTMENT OF DISTRIBUTIONS
Class A (125 and 484 shares, respectively) .....................................        1,818            10,413
Class C (19 and 107 shares, respectively) ......................................          264             2,357
Class I (9 and 16 shares, respectively) ........................................          133               343

SHARES REPURCHASED
Class A (3,246 and 11,002 shares, respectively) ................................      (51,404)         (189,457)
Class C (715 and 2,498 shares, respectively) ...................................      (10,961)          (42,735)
Class I (137 and 102 shares, respectively) .....................................       (2,061)           (1,510)
                                                                                     --------          --------
INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS ......................      (27,168)         (101,478)
                                                                                     --------          --------
NET INCREASE (DECREASE) IN NET ASSETS ..........................................      101,953          (373,778)

NET ASSETS
Beginning of period ............................................................      296,035           669,813
                                                                                     --------          --------
END OF PERIOD ..................................................................     $397,988          $296,035
                                                                                     ========          ========
Accumulated undistributed net investment income (loss) at end of period ........     $  1,070          $  2,245

                        See Notes to Financial Statements

                         THIS PAGE INTENTIONALLY BLANK.

                           VIRTUS MID-CAP VALUE FUND
                              FINANCIAL HIGHLIGHTS
           SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
                             THROUGHOUT EACH PERIOD


                           NET                        NET
                          ASSET        NET         REALIZED       TOTAL      DIVIDENDS   DISTRIBUTIONS                     CHANGE
                         VALUE,    INVESTMENT         AND         FROM       FROM NET       FROM NET                       IN NET
                        BEGINNING    INCOME       UNREALIZED   INVESTMENT   INVESTMENT      REALIZED          TOTAL        ASSET
                        OF PERIOD   (LOSS)(1)     GAIN (LOSS)   OPERATIONS    INCOME         GAINS        DISTRIBUTIONS    VALUE
----------------------------------------------------------------------------------------------------------------------------------
CLASS A
4/1/09 to 9/30/09 (9)    $12.44       0.08            5.64         5.72      (0.13)           --             (0.13)         5.59
4/1/08 to 3/31/09         22.27       0.15           (9.39)       (9.24)     (0.06)        (0.53)            (0.59)        (9.83)
7/1/07 to 3/31/08         27.40       0.05           (4.08)       (4.03)     (0.03)        (1.07)            (1.10)        (5.13)
7/1/06 to 6/30/07         21.72       0.18            5.66         5.84      (0.10)        (0.06)            (0.16)         5.68
7/1/05 to 6/30/06         19.63       0.10            2.05         2.15      (0.05)        (0.01)            (0.06)         2.09
7/1/04 to 6/30/05(4)      17.04       0.08            2.55         2.63      (0.04)           --             (0.04)         2.59
7/1/03 to 6/30/04(4)      12.18      (0.01)           4.88         4.87      (0.01)           --             (0.01)         4.86

CLASS C
4/1/09 to 9/30/09 (9)    $12.17       0.02            5.51         5.53      (0.08)           --             (0.08)         5.45
4/1/08 to 3/31/09         21.87       0.01           (9.18)       (9.17)        --         (0.53)            (0.53)        (9.70)
7/1/07 to 3/31/08         27.04      (0.09)          (4.01)       (4.10)        --         (1.07)            (1.07)        (5.17)
7/1/06 to 6/30/07         21.53      (0.03)           5.60         5.57         --         (0.06)            (0.06)         5.51
7/1/05 to 6/30/06         19.54      (0.05)           2.05         2.00         --         (0.01)            (0.01)         1.99
10/22/04(8) to 6/30/05    17.77      (0.04)           1.84         1.80      (0.03)           --             (0.03)         1.77

CLASS I
4/1/09 to 9/30/09 (9)    $12.44       0.10            5.64         5.74      (0.15)           --             (0.15)         5.59
4/1/08 to 3/31/09         22.27       0.20           (9.39)       (9.19)     (0.11)        (0.53)            (0.64)        (9.83)
3/10/08(8) to 3/31/08     21.20         --(3)         1.07         1.07         --            --                --          1.07




                                                                                        RATIO OF
                                                                                      GROSS EXPENSES      RATIO OF NET
                          NET                             NET                           TO AVERAGE         INVESTMENT
                         ASSET                           ASSETS,       RATIO OF         NET ASSETS           INCOME
                         VALUE,                          END OF       EXPENSES TO    (BEFORE WAIVERS       (LOSS) TO     PORTFOLIO
                         END OF          TOTAL           PERIOD        AVERAGE              AND             AVERAGE      TURNOVER
                         PERIOD         RETURN(2)    (IN THOUSANDS)   NET ASSETS      REIMBURSEMENTS)      NET ASSETS      RATE
------------------------------------------------------------------------------------------------------------------------------------
CLASS A
4/1/09 to 9/30/09 (9)    $18.03          46.25%(7)      $302,395         1.48%(6)         1.48%(6)           1.03%(6)        7%(7)
4/1/08 to 3/31/09         12.44         (42.59)          226,815         1.45             1.45               0.83           11
7/1/07 to 3/31/08         22.27         (14.90)(7)       521,552         1.35(5)(6)       1.42(6)            0.24(6)        14(7)
7/1/06 to 6/30/07         27.40          26.91           842,524         1.27             1.31               0.68            7
7/1/05 to 6/30/06         21.72          11.07           187,701         1.25             1.42               0.50           16
7/1/04 to 6/30/05(4)      19.63          15.39            97,771         1.25             1.65               0.49            9
7/1/03 to 6/30/04(4)      17.04          40.03             6,404         1.30             2.76              (0.06)          53

CLASS C
4/1/09 to 9/30/09 (9)    $17.62          45.62%(7)      $ 72,921         2.23%(6)         2.23%(6)           0.28%(6)        7%(7)
4/1/08 to 3/31/09         12.17         (43.01)           57,366         2.19             2.19               0.08           11
7/1/07 to 3/31/08         21.87         (15.36)(7)       148,156         2.10(5)(6)       2.17(6)           (0.50)(6)       14(7)
7/1/06 to 6/30/07         27.04          25.89           229,293         2.01             2.06              (0.11)           7
7/1/05 to 6/30/06         21.53          10.26            99,987         2.00             2.17              (0.25)          16
10/22/04(8) to 6/30/05    19.54          10.13(7)         37,934         2.00(6)          2.29(6)           (0.28)(6)        9(7)

CLASS I
4/1/09 to 9/30/09 (9)    $18.03          46.42%(7)      $ 22,672         1.22%(6)         1.22%(6)           1.23%(6)        7%(7)
4/1/08 to 3/31/09         12.44         (42.42)           11,854         1.24             1.24               1.21           11
3/10/08(8) to 3/31/08     22.27           5.05(7)            105         1.54(6)          1.54(6)           (0.05)(6)       14(7)

(1) Computed using average shares outstanding.
(2) Sales charges, where applicable, are not reflected in the total return calculation.
(3) Amount is less than $0.005.
(4) Due to a reorganization on October 22, 2004, the Mid-Cap Value Fund is the successor of the FMI Sasco Contrarian Value Fund. The Mid-Cap Value Fund Class A treats the past performance of the FMI Sasco Contrarian Value Fund as its own.
(5) Represents a blended net operating ratio.
(6) Annualized.
(7) Not annualized.
(8) Inception date.
(9) Unaudited.

                        See Notes to Financial Statements

                                   12 and 13

                            VIRTUS MID-CAP VALUE FUND
                          NOTES TO FINANCIAL STATEMENTS
                         SEPTEMBER 30, 2009 (UNAUDITED)


1.  ORGANIZATION

    Virtus Equity Trust (the "Trust") is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.

    As of the date of this report, 13 funds of the Trust are offered for sale, of which the Virtus Mid-Cap Value Fund (the "Fund") is reported in this semiannual report. The Fund is diversified and has an investment objective to seek to provide long-term capital growth. There is no guarantee that the Fund will achieve its objective.

    The Fund offers Class A shares, Class C shares and Class I shares.

    Class A shares are sold with a front-end sales charge of up to 5.75% with some exceptions. Generally, Class A shares are not subject to any charges by the Fund when redeemed; however, a 1% contingent deferred sales charge ("CDSC") may be imposed on certain redemptions made within one year following purchases on which a finder's fee has been paid. The one-year period begins on the last day of the month preceding the month in which the purchase was made. Class C shares are sold with a 1% contingent deferred sales charge, if applicable, if redeemed within one year of purchase. Class I shares are sold without a sales charge.

    Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution and/or service expenses and has exclusive voting rights with respect to its distribution plan. Class I shares bear no distribution and/or service expenses. Income and other expenses and realized and unrealized gains and losses of the Fund are borne pro rata by the holders of each class of shares.

2.  SIGNIFICANT ACCOUNTING POLICIES

    The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be significant.

A.  SECURITY VALUATION:

    Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price.

    Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Due to continued volatility in the current market, valuations developed through pricing techniques may materially vary from the actual amounts realized upon sale of the securities.

    As required, some securities and assets may be valued at fair value as determined in good faith by or under the direction of the Trustees.

                            VIRTUS MID-CAP VALUE FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                         SEPTEMBER 30, 2009 (UNAUDITED)


    Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.

    Investments in underlying funds are valued at each fund's closing net asset value determined as of the close of business of the New York Stock Exchange (generally 4:00 p.m. Eastern time).

    Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

    The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels:

    o Level 1 - quoted prices in active markets for identical securities
    o Level 2 - prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
    o Level 3 - prices determined using significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

    A summary of the inputs used to value the Fund's net assets by each major security type is disclosed at the end of the Schedule of Investments.

B.  SECURITY TRANSACTIONS AND RELATED INCOME:

    Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

C.  INCOME TAXES:

    The Fund is treated as a separate taxable entity. It is the policy of the Fund to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.

    The Trust may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which they invest.

    Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed each Fund's tax positions and has concluded that no provision for income tax is required in any Fund's financial statements. The Fund is

                            VIRTUS MID-CAP VALUE FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                         SEPTEMBER 30, 2009 (UNAUDITED)


    not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

D.  DISTRIBUTIONS TO SHAREHOLDERS:

    Distributions are recorded by the Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences may include the treatment of non-taxable dividends, market premium and discount, non-deductible expenses, expiring capital loss carryovers, foreign currency gain or loss, gain or loss on futures contracts, partnerships, operating losses and losses deferred due to wash sales. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital paid in on shares of beneficial interest.

E.  EXPENSES:

    Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund, except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made.

F.  FOREIGN CURRENCY TRANSLATION:

    Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and the date it is paid is treated as a gain or loss on foreign currency. The Trust does not isolate that portion of the results of operations arising from changes in exchange rates or from fluctuations which arise due to changes in the market prices of securities.

3.  INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS
    ($ REPORTED IN THOUSANDS EXCEPT AS NOTED)

    Virtus Investment Advisers, Inc. ("VIA," the "Adviser") is an indirect, wholly-owned subsidiary of Virtus Investment Partners, Inc. ("Virtus"). As compensation for its services to the Trust, the Adviser is entitled to a fee based upon the following annual rate of 0.75% as a percentage of the average daily net assets of the Fund.

    The Adviser may recapture expenses waived or reimbursed under arrangements previously in effect within three years following the end of the fiscal year in which such waiver or reimbursement occurred. The Fund must pay its ordinary operating expenses before the Adviser is entitled to any reimbursement and must remain in compliance with any applicable expense limitations. All or a portion of the following Adviser reimbursed expenses may be recaptured by the end of the fiscal year ended as follows:

                             2011            TOTAL
                             ----            -----
                             $385            $385

                            VIRTUS MID-CAP VALUE FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                         SEPTEMBER 30, 2009 (UNAUDITED)

    The Adviser manages the Fund's investment program and general operations of the Fund, including oversight of the Fund's subadviser, Sasco Capital, Inc.

    As distributor of the Fund's shares, VP Distributors, Inc. ("VP Distributors"), an indirect, wholly-owned subsidiary of Virtus, has advised the Fund that it retained net selling commissions and deferred sales charges for the six-months ended (the "period") September 30, 2009, as follows:

                             CLASS A            CLASS C
                           NET SELLING         DEFERRED
                           COMMISSIONS       SALES CHARGES
                           -----------       -------------
                                 $6               $2

    In addition, the Fund pays VP Distributors distribution and/or service fees at the annual rate of 0.25% for Class A shares and 1.00% for Class C shares applied to the average daily net assets of each respective Class.

    Under certain circumstances, shares of certain Virtus Mutual Funds may be exchanged for shares of the same class of certain other Virtus Mutual Funds on the basis of the relative net asset values per share at the time of the exchange. On exchanges with share classes that carry a contingent deferred sales charge, the CDSC schedule of the original shares purchased continues to apply.

    VP Distributors serves as the Administrator to the Trust. For the period ended September 30, 2009, the Fund incurred administration fees totaling $150. VP Distributors also serves as the Trust's transfer agent. For the period ended September 30, 2009, transfer agent fees were $570 as reported in the Statement of Operations.

4.  PURCHASES AND SALES OF SECURITIES
    ($ REPORTED IN THOUSANDS)

    Purchases and sales of investment securities (excluding U.S. Government and agency securities and short-term securities) during the period ended September 30, 2009, were as follows:

                              PURCHASES          SALES
                              ---------         -------
                               $25,337          $71,909

    There were no purchases or sales of long-term U.S. Government and agency securities during the period ended September 30, 2009.

5.  10% SHAREHOLDERS

    At September 30, 2009, the Fund had one omnibus shareholder account which amounted to 12% of the shares outstanding of the Fund.

6.  CREDIT RISK AND ASSET CONCENTRATIONS

    In countries with limited or developing markets, investments may present greater risks than in more developed markets, and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

    The Fund may invest a high percentage of its assets in specific sectors of the market in its pursuit of a greater investment return. Fluctuations in these sectors of concentration

                            VIRTUS MID-CAP VALUE FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                         SEPTEMBER 30, 2009 (UNAUDITED)


    may have a greater impact on the Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.

    At September 30, 2009, the Fund held securities issued by various companies in the Industrial sector representing 26% of the total investments of the Fund.

7.  INDEMNIFICATIONS

    Under the Fund's organizational documents, its Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, the Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these arrangements.

8.  REGULATORY EXAMS

    Federal and state regulatory authorities from time to time make inquiries and conduct examinations regarding compliance by Virtus and its subsidiaries (collectively "the Company") with securities and other laws and regulations affecting their registered products.

    There are currently no such matters which the Company believes will be material to these financial statements.

9.  FEDERAL INCOME TAX INFORMATION
    ($ REPORTED IN THOUSANDS)

    At September 30, 2009, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by the Fund were as follows.

                                                                NET UNREALIZED
               FEDERAL         UNREALIZED       UNREALIZED       APPRECIATION
              TAX COST        APPRECIATION    (DEPRECIATION)    (DEPRECIATION)
              --------        ------------    --------------    --------------
              $456,700           $43,662         $(96,862)          $53,200

    The Fund has capital loss carryovers which may be used to offset future capital gains as follows.

                                   EXPIRATION YEAR
                                  -----------------
                                   2017       TOTAL
                                  ------     ------
                                  $4,364     $4,364

    The Fund may not realize the benefit of these losses to the extent the Fund does not realize gains on investments prior to the expiration of these capital loss carryovers.


10. SUBSEQUENT EVENT EVALUATIONS

    Management has evaluated the impact of all subsequent events on the Funds through November 19, 2009, the date the financial statements were available for issuance, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

VIRTUS EQUITY TRUST
101 Munson Street
Greenfield, MA 01301-9668


TRUSTEES
George R. Aylward
Leroy Keith, Jr.
Philip R. McLoughlin, Chairman
Geraldine M. McNamara
James M. Oates
Richard E. Segerson
Ferdinand L.J. Verdonck

OFFICERS
George R. Aylward, President
Nancy G. Curtiss, Senior Vice President
Francis G. Waltman, Senior Vice President
Marc Baltuch, Vice President and Chief Compliance Officer
W. Patrick Bradley, Chief Financial Officer and Treasurer
Kevin J. Carr, Vice President, Chief Legal Officer, Counsel and Secretary

INVESTMENT ADVISER
Virtus Investment Advisers, Inc.
100 Pearl Street
Hartford, CT 06103-4506

PRINCIPAL UNDERWRITER
VP Distributors, Inc.
100 Pearl Street
Hartford, CT 06103-4506

TRANSFER AGENT
VP Distributors, Inc.
100 Pearl Street
Hartford, CT 06103-4506

CUSTODIAN
PFPC Trust Company
8800 Tinicum Boulevard
Philadelphia, PA 19155-3111

HOW TO CONTACT US
Mutual Fund Services      1-800-243-1574
Advisor Consulting Group  1-800-243-4361
Telephone Orders          1-800-367-5877
Text Telephone            1-800-243-1926
Web site                      VIRTUS.COM




--------------------------------------------------------------------------------
IMPORTANT NOTICE TO SHAREHOLDERS
The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.
--------------------------------------------------------------------------------

                         THIS PAGE INTENTIONALLY BLANK.

                                                                   -------------
                                                                     PRSRT STD
                                                                   U.S. POSTAGE
                                                                       PAID
                                                                   LANCASTER, PA
                                                                    PERMIT 1793
                                                                   -------------


           [GRAPHIC OMITTED]
                 VIRTUS
              MUTUAL FUNDS


 c/o State Street Bank and Trust Company
              P.O. Box 8301
          Boston, MA 02266-8301


For more information about Virtus mutual funds, please call your financial representative, contact us at 1-800-243-1574 or VIRTUS.COM





8028                                                11-09

ITEM 2. CODE OF ETHICS.

Not applicable.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6. INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)  Not applicable.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1)   Not applicable.

     (a)(2)   Certifications  pursuant to Rule  30a-2(a)  under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b)      Certifications  pursuant to Rule  30a-2(b)  under the 1940 Act and
              Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)               Virtus Equity Trust
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, President
                           (principal executive officer)

Date                       December 4, 2009
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, President
                           (principal executive officer)

Date                       December 4, 2009
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ W. Patrick Bradley
                         -------------------------------------------------------
                           W. Patrick Bradley,  Chief Financial Officer
                           and Treasurer (principal financial officer)

Date                       December 4, 2009
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.